                                  UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096
--------------------------------------------------------------------------------

                            MFS MUNICIPAL SERIES TRUST
--------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                     Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                        Date of fiscal year end: March 31
--------------------------------------------------------------------------------

                     Date of reporting period: March 31, 2007
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                   3/31/07 Annual report

                   MFS(R) MUNICIPAL SERIES TRUST
                   For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

                                                                       MSTA_ANN

MFS(R) Municipal Series Trust

Alabama, Arkansas, California, Florida,
Georgia, Maryland, and Massachusetts

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 5
---------------------------------------------------
PERFORMANCE SUMMARY                               6
---------------------------------------------------
EXPENSE TABLES                                   13
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         16
---------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES             46
---------------------------------------------------
STATEMENTS OF OPERATIONS                         50
---------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS              52
---------------------------------------------------
FINANCIAL HIGHLIGHTS                             56
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    71
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           80
---------------------------------------------------
TRUSTEES AND OFFICERS                            81
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    84
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            84
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   84
---------------------------------------------------
FEDERAL TAX INFORMATION                          84
---------------------------------------------------
MFS(R) PRIVACY NOTICE                            85
---------------------------------------------------
CONTACT INFORMATION                       BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-----------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-----------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Alabama Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     107.0%
              Cash & Other New Assets                   (7.0)%

              TOP FIVE INDUSTRIES (i)

              Utilities - Municipal Owned                16.5%
              ------------------------------------------------
              Water & Sewer Utility Revenue              16.5%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             15.2%
              ------------------------------------------------
              General Obligations - General Purpose      13.9%
              ------------------------------------------------
              State & Local Agencies                      9.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        56.2%
              ------------------------------------------------
              AA                                         12.6%
              ------------------------------------------------
              A                                           4.1%
              ------------------------------------------------
              BBB                                         9.4%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              Not Rated                                  17.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.2
              ------------------------------------------------
              Average Life (i)(m)                    13.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                15.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              MFS(R) Arkansas Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.0%
              Cash & Other New Assets                   (5.0)%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                    18.3%
              ------------------------------------------------
              General Obligations - General Purpose      11.7%
              ------------------------------------------------
              Water & Sewer Utility Revenue              10.0%
              ------------------------------------------------
              Healthcare Revenue - Hospitals              9.7%
              ------------------------------------------------
              Single Family Housing - State               9.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        62.3%
              ------------------------------------------------
              AA                                          7.3%
              ------------------------------------------------
              A                                           6.7%
              ------------------------------------------------
              BBB                                        10.1%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                  12.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.2
              ------------------------------------------------
              Average Life (i)(m)                    15.5 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                16.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              MFS(R) California Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     105.4%
              Cash & Other New Assets                   (5.4)%


              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools              17.6%
              ------------------------------------------------
              State & Local Agencies                     14.3%
              ------------------------------------------------
              General Obligations - General Purpose      11.5%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             10.0%
              ------------------------------------------------
              Tax Assessment                              8.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        50.8%
              ------------------------------------------------
              AA                                          6.1%
              ------------------------------------------------
              A                                          15.5%
              ------------------------------------------------
              BBB                                        15.3%
              ------------------------------------------------
              BB                                          0.5%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                  11.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.4
              ------------------------------------------------
              Average Life (i)(m)                    15.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                18.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Florida Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     108.2%
              Cash & Other New Assets                   (8.2)%


              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             19.1%
              ------------------------------------------------
              Water & Sewer Utility Revenue              13.7%
              ------------------------------------------------
              General Obligations - General Purpose      13.4%
              ------------------------------------------------
              Transportation - Special Tax                8.6%
              ------------------------------------------------
              General Obligations - Schools               6.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        54.5%
              ------------------------------------------------
              AA                                          7.9%
              ------------------------------------------------
              A                                           6.9%
              ------------------------------------------------
              BBB                                        10.5%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.3%
              ------------------------------------------------
              Not Rated                                  19.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.1
              ------------------------------------------------
              Average Life (i)(m)                    16.2 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                17.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              MFS(R) Georgia Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     107.4%
              Cash & Other New Assets                   (7.4)%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue              31.8%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             10.6%
              ------------------------------------------------
              Universities - Colleges                     9.5%
              ------------------------------------------------
              General Obligations - Schools               7.0%
              ------------------------------------------------
              Single Family Housing - State               6.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        37.6%
              ------------------------------------------------
              AA                                         24.8%
              ------------------------------------------------
              A                                           7.8%
              ------------------------------------------------
              BBB                                         9.2%
              ------------------------------------------------
              BB                                          0.4%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              Not Rated                                  20.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.6
              ------------------------------------------------
              Average Life (i)(m)                    12.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                15.1 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

              MFS(R) Maryland Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     103.5%
              Cash & Other New Assets                   (3.5)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             19.1%
              ------------------------------------------------
              General Obligations - Improvement          15.3%
              ------------------------------------------------
              Universities - Colleges                    13.1%
              ------------------------------------------------
              General Obligations - General Purpose       6.1%
              ------------------------------------------------
              Water & Sewer Utility Revenue               5.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        39.2%
              ------------------------------------------------
              AA                                         16.0%
              ------------------------------------------------
              A                                          17.6%
              ------------------------------------------------
              BBB                                        14.5%
              ------------------------------------------------
              BB                                          1.0%
              ------------------------------------------------
              B                                           0.2%
              ------------------------------------------------
              Not Rated                                  11.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.2
              ------------------------------------------------
              Average Life (i)(m)                    16.1 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                17.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Massachusetts Municipal Bond Fund

              PORTFOLIO STRUCTURE(i)

              Bonds                                     106.6%
              Cash & Other New Assets                   (6.6)%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                    21.2%
              ------------------------------------------------
              General Obligations - General Purpose      14.8%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             12.0%
              ------------------------------------------------
              General Obligations - Improvement           7.9%
              ------------------------------------------------
              General Obligations - Schools               7.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        42.8%
              ------------------------------------------------
              AA                                         20.1%
              ------------------------------------------------
              A                                           7.4%
              ------------------------------------------------
              BBB                                        11.8%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              Not Rated                                  17.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.7
              ------------------------------------------------
              Average Life (i)(m)                    13.3 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                16.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

FACTORS THAT AFFECTED PERFORMANCE

During the period, duration(d) positioning relative to the benchmark, the Lehman Brothers Municipal Bond Index, had a neutral effect on relative performance for all funds except the Arkansas and Maryland funds, where the effect was positive.

Yield curve(y) positioning was also neutral for all funds, with the exception of the Alabama, Georgia, and Massachusetts funds, where the effect was negative. In comparison to the benchmark, the negative impact on the funds noted above was due to relative underexposure to the short end of the curve (represented by bonds with durations of 0 - to - 4 years), during a period when interest rates were decreasing.

Credit quality had a neutral effect on all funds relative to the benchmark during the period.

Notable positive contributions came from the health care and housing sectors. These sectors were generally positive contributors across all of the funds on a relative basis. The credit enhanced sectors had a positive impact on the California and Georgia funds but hurt the relative performance of the Alabama and Maryland funds. Our positioning in pre-refunded bonds had a negative impact on the Arkansas, Georgia, and Massachusetts funds. Positioning in education-related bonds boosted performance in the California and Maryland funds.

Respectfully,

Michael Dawson
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/07

The following information illustrates the historical performance of each fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
              (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS Alabama       Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,451              11,072
              3/99          10,977              11,757
              3/00          10,887              11,748
              3/01          12,084              13,031
              3/02          12,453              13,522
              3/03          13,707              14,859
              3/04          14,407              15,730
              3/05          14,752              16,149
              3/06          15,191              16,765
              3/07          15,898              17,676

MFS(R) ALABAMA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                 2/01/90               4.66%      5.01%      5.26%
---------------------------------------------------------------------------
        B                 9/07/93               3.88%      4.20%      4.47%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%      5.50%      5.86%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.31%      3.99%      4.75%
With Initial Sales Charge (4.75%)
---------------------------------------------------------------------------
        B                                      -0.11%      3.86%      4.47%
With CDSC (Declining over six years from 4% to 0%) (x)
---------------------------------------------------------------------------

              GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
              (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS Arkansas      Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,483              11,072
              3/99          10,965              11,757
              3/00          10,940              11,748
              3/01          12,082              13,031
              3/02          12,573              13,522
              3/03          13,768              14,859
              3/04          14,391              15,730
              3/05          14,699              16,149
              3/06          15,164              16,765
              3/07          15,925              17,676

MFS(R) ARKANSAS MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr       5-yr       10-yr
-------------------------------------------------------------------------
        A                 2/03/92             5.02%      4.84%      5.27%
-------------------------------------------------------------------------
        B                 9/07/93             4.21%      4.02%      4.46%
-------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)      5.44%      5.50%      5.86%
-------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------
        A                                     0.03%      3.83%      4.76%
With Initial Sales Charge (4.75%)
-------------------------------------------------------------------------
        B                                     0.21%      3.68%      4.46%
With CDSC (Declining over six years from
4% to 0%) (x)
-------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS California     Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,621              11,072
              3/99          11,321              11,757
              3/00          11,161              11,748
              3/01          12,365              13,031
              3/02          12,749              13,522
              3/03          13,997              14,859
              3/04          14,727              15,730
              3/05          15,189              16,149
              3/06          15,830              16,765
              3/07          16,670              17,676


MFS(R) CALIFORNIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr       5-yr       10-yr
-------------------------------------------------------------------------
        A                 6/18/85             5.30%      5.51%      5.76%
-------------------------------------------------------------------------
        B                 9/07/93             4.51%      4.70%      4.93%
-------------------------------------------------------------------------
        C                 1/03/94             4.36%      4.56%      4.80%
-------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)      5.44%      5.50%      5.86%
-------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------
        A                                     0.30%      4.49%      5.24%
With Initial Sales Charge (4.75%)
-------------------------------------------------------------------------
        B                                     0.51%      4.37%      4.93%
With CDSC (Declining over six years from
4% to 0%) (x)
-------------------------------------------------------------------------
        C                                     3.36%      4.56%      4.80%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS Florida       Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,493              11,072
              3/99          11,044              11,757
              3/00          10,892              11,748
              3/01          12,060              13,031
              3/02          12,484              13,522
              3/03          13,658              14,859
              3/04          14,368              15,730
              3/05          14,834              16,149
              3/06          15,447              16,765
              3/07          16,207              17,676


MFS(R) FLORIDA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                 2/03/92               4.92%      5.36%      5.46%
---------------------------------------------------------------------------
        B                 9/07/93               4.12%      4.56%      4.63%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%      5.50%      5.86%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.07%      4.34%      4.95%
With Initial Sales Charge (4.75%)
---------------------------------------------------------------------------
        B                                       0.12%      4.23%      4.63%
With CDSC (Declining over six years from
4% to 0%) (x)
---------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS Georgia       Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,574              11,072
              3/99          11,093              11,757
              3/00          10,946              11,748
              3/01          12,129              13,031
              3/02          12,497              13,522
              3/03          13,743              14,859
              3/04          14,421              15,730
              3/05          14,747              16,149
              3/06          15,121              16,765
              3/07          15,808              17,676

MFS(R) GEORGIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                 6/06/88               4.55%      4.81%      5.20%
---------------------------------------------------------------------------
        B                 9/07/93               3.77%      4.09%      4.45%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%      5.50%      5.86%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.42%      3.80%      4.69%
With Initial Sales Charge (4.75%)
---------------------------------------------------------------------------
        B                                      -0.23%      3.75%      4.45%
With CDSC (Declining over six years from
4% to 0%) (x)
---------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS Maryland      Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,531              11,072
              3/99          11,052              11,757
              3/00          10,911              11,748
              3/01          12,031              13,031
              3/02          12,463              13,522
              3/03          13,611              14,859
              3/04          14,286              15,730
              3/05          14,623              16,149
              3/06          15,070              16,765
              3/07          15,806              17,676

MFS(R) MARYLAND MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                10/31/84               4.88%      4.87%      5.19%
---------------------------------------------------------------------------
        B                 9/07/93               4.21%      4.19%      4.52%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%      5.50%      5.86%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.10%      3.85%      4.68%
With Initial Sales Charge (4.75%)
---------------------------------------------------------------------------
        B                                       0.21%      3.85%      4.52%
With CDSC (Declining over six years from
4% to 0%) (x)
---------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                        MFS Massachusetts   Lehman Brothers
                         Municipal Bond       Municipal
                         Fund - Class A       Bond Index
              3/97         $ 9,525             $10,000
              3/98          10,474              11,072
              3/99          11,010              11,757
              3/00          10,836              11,748
              3/01          11,968              13,031
              3/02          12,319              13,522
              3/03          13,603              14,859
              3/04          14,259              15,730
              3/05          14,634              16,149
              3/06          15,195              16,765
              3/07          15,924              17,676

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       10-yr
---------------------------------------------------------------------------
        A                 4/09/85               4.80%      5.27%      5.27%
---------------------------------------------------------------------------
        B                 9/07/93               4.12%      4.59%      4.60%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%      5.50%      5.86%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
---------------------------------------------------------------------------
        A                                      -0.18%      4.25%      4.76%
With Initial Sales Charge (4.75%)
---------------------------------------------------------------------------
        B                                       0.12%      4.25%      4.60%
With CDSC (Declining over six years from
4% to 0%) (x)
---------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, OCTOBER 1, 2006, THROUGH MARCH 31, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            1.13%    $1,000.00       $1,016.30       $5.68
     A     ---------------------------------------------------------------------
           Hypothetical (h)  1.13%    $1,000.00       $1,019.30       $5.69
--------------------------------------------------------------------------------
           Actual            1.91%    $1,000.00       $1,012.50       $9.58
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.91%    $1,000.00       $1,015.41       $9.60
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) ARKANSAS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            0.88%    $1,000.00       $1,017.70       $4.43
     A     ---------------------------------------------------------------------
           Hypothetical (h)  0.88%    $1,000.00       $1,020.54       $4.43
--------------------------------------------------------------------------------
           Actual            1.66%    $1,000.00       $1,013.80       $8.33
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.66%    $1,000.00       $1,016.65       $8.35
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            0.84%    $1,000.00       $1,020.40       $4.23
     A     ---------------------------------------------------------------------
           Hypothetical (h)  0.84%    $1,000.00       $1,020.74       $4.23
--------------------------------------------------------------------------------
           Actual            1.63%    $1,000.00       $1,014.90       $8.19
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.63%    $1,000.00       $1,016.80       $8.20
--------------------------------------------------------------------------------
           Actual            1.75%    $1,000.00       $1,015.90       $8.80
     C     --------------------------------------------------------------------
           Hypothetical (h)  1.75%    $1,000.00       $1,016.21       $8.80
-------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            0.95%    $1,000.00       $1,017.00       $4.78
     A     ---------------------------------------------------------------------
           Hypothetical (h)  0.95%    $1,000.00       $1,020.19       $4.78
--------------------------------------------------------------------------------
           Actual            1.73%    $1,000.00       $1,013.20       $8.68
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.73%    $1,000.00       $1,016.31       $8.70
--------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            1.21%    $1,000.00       $1,012.30       $6.07
     A     ---------------------------------------------------------------------
           Hypothetical (h)  1.21%    $1,000.00       $1,018.90       $6.09
--------------------------------------------------------------------------------
           Actual            1.97%    $1,000.00       $1,008.60       $9.87
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.97%    $1,000.00       $1,015.11       $9.90
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            1.02%    $1,000.00       $1,017.40       $5.13
     A     ---------------------------------------------------------------------
           Hypothetical (h)  1.02%    $1,000.00       $1,019.85       $5.14
--------------------------------------------------------------------------------
           Actual            1.68%    $1,000.00       $1,013.20       $8.43
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.68%    $1,000.00       $1,016.55       $8.45
--------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value   10/01/06-
Share Class                 Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
           Actual            1.12%    $1,000.00       $1,016.20       $5.63
     A     ---------------------------------------------------------------------
           Hypothetical (h)  1.12%    $1,000.00       $1,019.35       $5.64
--------------------------------------------------------------------------------
           Actual            1.78%    $1,000.00       $1,012.90       $8.93
     B     ---------------------------------------------------------------------
           Hypothetical (h)  1.78%    $1,000.00       $1,016.06       $8.95
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.2%

ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.5%
-------------------------------------------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2008 (c)                 $ 1,000,000             $  1,046,310
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)                     1,000,000                1,058,930
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,105,240
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.7%
-------------------------------------------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                 $ 1,000,000             $  1,050,080
Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                     650,000                  680,901
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                            1,030,000                1,099,834
Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                  1,500,000                1,594,395
Hoover, AL, "B", 6%, 2010 (c)                                                      500,000                  534,885
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                         750,000                  810,787
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                           1,750,000                1,829,923
Mobile County, AL, 6%, 2009 (c)                                                  1,345,000                1,414,765
Morgan County, AL, Warrants, AMBAC, 5%, 2028                                     1,380,000                1,448,848
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                   1,000,000                1,070,970
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,535,388
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 6.3%
-------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                               $ 1,000,000             $  1,071,080
Birmingham, AL, "B", 5.75%, 2009 (c)                                             1,820,000                1,915,368
Birmingham, AL, "B", 5.75%, 2009 (c)                                               180,000                  189,509
Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                       1,005,000                1,053,260
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                     1,000,000                1,051,850
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,281,067
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.7%
-------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                               $ 2,015,000             $  2,142,066
Phenix City, AL, AMBAC, 5.65%, 2021                                              1,500,000                1,618,665
Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)                                         1,000,000                1,062,020
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,822,751
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 15.0%
-------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing
Authority (Ascension Health Senior Credit), "C-2", 5%, 2036                    $   750,000             $    775,417
Alabama Special Care Facilities Financing Authority (Daughters
of Charity), ETM, AMBAC, 5%, 2025 (c)                                            1,500,000                1,508,715
Alexander City, AL, Special Care Facilities Financing Authority
Medical Facilities Rev. (Russell Hospital Corp.), "A", 5.75%, 2036                 500,000                  524,815
Birmingham Medical Center, East Alabama, Special Health Care
Facilities, Eastern Health Systems, "B", 5%, 2018                                  500,000                  503,245
Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical
Center), 5.625%, 2015                                                              300,000                  318,666
Birmingham, AL, Baptist Medical Center, Special Care Facilities
Rev. (Baptist Health Systems, Inc.), "A", 5%, 2030                                 200,000                  204,626
Health Care Authority For Baptist Health, "D", 5%, 2021                            400,000                  412,688
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)               1,000,000                1,068,070
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                     1,050,000                1,137,045
Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                  1,000,000                1,019,390
Lauderdale County & Florence, AL, Health Care Authority Rev.
(Eliza Coffee Memorial Hospital), MBIA, 5.75%, 2008 (c)                          1,000,000                1,025,570
Lauderdale County & Florence, AL, Health Care Authority Rev., "A"
(Coffee Health Group), MBIA, 5.75%, 2014                                         1,000,000                1,050,870
Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                1,065,000                1,124,683
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                           500,000                  519,805
Montgomery, AL, Special Care Facilities, Financing Authority Rev.
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                        1,135,000                1,174,793
Valley, AL, Special Care Facilities Financing Authority, "A"
(Lanier Memorial Hospital), 5.65%, 2022                                            225,000                  228,917
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 12,597,315
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                                    $   500,000             $    527,120
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.5%
-------------------------------------------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016            $   400,000             $    427,672
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.8%
-------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                      $   200,000             $    204,944
Camden, AL, Industrial Development Board Exempt Rev., "B"
(Weyerhaeuser), 6.375%, 2024                                                       500,000                  547,370
Mobile, AL, Industrial Development Board Improvement Rev., "A"
(International Paper Co.), 6.35%, 2016                                             650,000                  685,419
Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                             350,000                  369,128
Phenix City, AL, Environmental Improvement Rev., "A"
(MeadWestvaco), 6.35%, 2035                                                        750,000                  815,205
Selma, AL, Industrial Development Board, "A" (International
Paper Co.), 6.7%, 2018                                                             500,000                  532,420
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,154,486
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.6%
-------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social
Security Administrative Building), ETM, 12.5%, 2010 (c)                        $ 1,160,000             $  1,315,881
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
-------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family Residential
Development Rev., FHA, 7.25%, 2023                                             $ 1,065,000             $  1,072,743
Alabama Housing Finance Authority, Multi-Family Residential
Development Rev., "K" (South Bay Apartments), FNMA, 5.875%, 2021                   960,000                1,010,333
Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview
Apartments), 8%, 2030 (d)                                                          395,000                   19,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,102,826
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 0.8%
-------------------------------------------------------------------------------------------------------------------
Alabama Housing Finance Authority, Collateral Home Mortgage Bond
Program II, "B", 5.15%, 2019                                                   $    50,000             $     51,175
Alabama Housing Finance Authority, Single Family Mortgage Rev.,
Collateral Home Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                  545,000                  554,379
Alabama Housing Finance Authority, Single Family Mortgage Rev.,
Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019                          55,000                   56,292
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    661,846
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 9.0%
-------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2014                         $ 1,515,000             $  1,621,535
Alabama Building Renovation Finance Authority, FSA, 4.5%, 2031                     500,000                  499,970
Alabama Public School & College, Capital Improvement, "A", 5%, 2019                500,000                  520,065
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017           1,000,000                1,057,020
Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018           1,035,000                1,093,788
Montgomery County, AL, Public Building Authority Rev., MBIA, 5%, 2031              500,000                  529,455
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                        1,000,000                1,093,170
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                        1,000,000                1,119,170
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,534,173
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "A", 5.5%, 2018                       $ 1,000,000             $  1,029,470
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
5.375%, 2033                                                                   $   445,000             $    463,272
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 7.4%
-------------------------------------------------------------------------------------------------------------------
Alabama Board of Education Rev., Refunding & Improvement
(Southern Union State Community College), MBIA, 5%, 2022                       $ 1,000,000             $  1,046,610
Alabama Private Colleges & Universities, Facilities Authority
Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026                                1,000,000                1,025,530
Auburn University, General Fee Rev., AMBAC, 5%, 2029                             1,000,000                1,050,230
Mobile, AL, Spring Hill College, Educational Building Authority
Rev., "A", 5.25%, 2034                                                           1,360,000                1,450,059
University of Alabama, General Rev., "A", MBIA, 5%, 2029                         1,000,000                1,052,000
University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                525,000                  553,828
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,178,257
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 16.5%
-------------------------------------------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                $ 1,000,000             $  1,056,310
Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                                1,000,000                1,045,700
Guam Power Authority Rev., AMBAC, 5%, 2018 (u)                                   9,000,000                9,323,280
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                       875,000                  925,225
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2010 (c)       1,000,000                1,072,500
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                   400,000                  408,532
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,831,547
-------------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.3%
-------------------------------------------------------------------------------------------------------------------
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025                       $ 1,000,000             $  1,057,810
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 16.3%
-------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan,
"A", AMBAC, 6%, 2021                                                           $   725,000             $    774,648
Alabama Drinking Water Finance Authority, Revolving Fund Loan,
"C", AMBAC, 5.75%, 2018                                                          1,000,000                1,070,150
Alabama Water Pollution Control Authority, Revolving Fund Loan,
AMBAC, 5.75%, 2019                                                               1,000,000                1,044,100
Alabama Water Pollution Control Authority, Revolving Fund Loan,
"B", AMBAC, 5.5%, 2016                                                           1,000,000                1,006,580
Alabama Water Pollution Control Authority, Revolving Fund Loan,
"B", AMBAC, 5.5%, 2020                                                           1,380,000                1,388,832
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                         750,000                  786,952
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                      1,000,000                1,014,940
Birmingham, AL, Waterworks & Sewer Board Rev., "A", AMBAC, 4.375%, 2032          1,000,000                  979,940
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034               1,365,000                1,436,294
Birmingham, AL, Waterworks & Sewer Board Rev., "B", MBIA, 5%, 2013 (c)             525,000                  559,702
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2011 (c)                   750,000                  800,588
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                      2,650,000                2,751,840
Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                     100,000                  104,773
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,719,339
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $84,656,390)                                                   $ 88,345,460
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
-------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.7%, due 4/05/07,
at Identified Cost and Value                                                   $   475,000             $    475,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $85,131,390) (k)                                                   $ 88,820,460
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.8)%                                                                  (4,839,310)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $ 83,981,150
-------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS AT 3/31/07
                                                                                                       UNREALIZED
                         NOTIONAL                              CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY         TO RECEIVE             TO PAY         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  2,000,000     Merrill Lynch           7-Day BMA       2.795% (fixed rate)      $12,137
 8/15/22              USD  1,750,000     Goldman Sachs      5.286% (fixed rate)     3-Month LIBOR          (4,814)
 9/12/19              USD  1,000,000     Goldman Sachs      5.145% (fixed rate)     3-Month LIBOR          (8,343)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          $(1,020)
-------------------------------------------------------------------------------------------------------------------
At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.3%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
-------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                           $   800,000             $    825,000
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 11.5%
-------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                        $ 1,840,000             $  1,205,071
Commonwealth of Puerto Rico, MBIA, 5.75%, 2010 (c)(u)                            6,000,000                6,383,460
Commonwealth of Puerto Rico, 5.5%, 2019 (u)                                      2,500,000                2,678,325
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                2,000,000                2,146,660
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034             1,000,000                1,051,360
Puerto Rico Public Buildings Authority Rev. (State Office Building),
"F", XLCA, 5.25%, 2025                                                           2,000,000                2,287,720
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,752,596
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 6.1%
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                   $ 1,470,000             $  1,546,220
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                     6,500,000                6,837,025
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,383,245
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 6.2%
-------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                 $ 1,200,000             $    979,752
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                   1,000,000                  782,620
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                   1,150,000                  863,075
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                   1,100,000                  789,305
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                1,000,000                1,041,930
Little Rock, AR, School District, "A", FSA, 5.4%, 2010 (c)                       1,000,000                1,047,340
Northwest Arkansas Community College District, Capital Improvement,
AMBAC, 5%, 2028                                                                  1,380,000                1,462,000
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033                  1,500,000                1,518,735
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,484,757
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.6%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional
Medical Center), 7.25%, 2010 (c)                                               $   500,000             $    547,300
Arkansas Development Finance Authority, Health Refunding Rev. (Sister
of Mercy), "A", MBIA, 5%, 2013                                                   4,200,000                4,322,094
Batesville, AR, Medical District Rev. (White River Medical Center),
5.5%, 2024                                                                         750,000                  783,915
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026            1,000,000                1,027,150
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B",
5.6%, 2009 (c)                                                                   1,500,000                1,566,090
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025         750,000                  759,750
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional
Medical Center), 5.8%, 2021                                                      1,000,000                1,063,930
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical
Center), 6.9%, 2009                                                                400,000                  426,184
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health
Facilities), 5.7%, 2022                                                            500,000                  518,120
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks
Regional Medical Center), "A", 5.25%, 2021                                       1,000,000                1,038,080
Washington County, AR, Hospital Rev. (Regional Medical Center),
"A", 5%, 2035                                                                    1,000,000                1,022,020
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,074,633
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.0%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran
Project), "B", AMBAC, 5.375%, 2009 (c)                                         $ 1,315,000             $  1,389,035
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                        $   335,000             $    368,423
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev.
(Potlatch Corp.), "A", 7.75%, 2025                                             $   250,000             $    282,280
Camden, AR, Environmental Improvement Rev. (International Paper Co.),
"A", 5%, 2018                                                                      750,000                  764,175
Pine Bluff, AR, Environmental Improvement (International Paper Co.),
"A", 5.55%, 2022                                                                   250,000                  255,823
Pine Bluff, AR, Environmental Refunding (International Paper Co.),
"A", 6.7%, 2020                                                                    300,000                  321,597
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,623,875
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.8%
-------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers),
"A", GNMA, 5.45%, 2037                                                         $ 1,000,000             $  1,033,770
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 7.3%
-------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage
Rev., FGIC, ETM, 7.4%, 2011 (c)                                                $ 4,000,000             $  4,579,240
Lonoke County, AR, Residential Housing Facilities Rev., "A-2",
FNMA, 7.9%, 2011                                                                    64,639                   65,325
Pulaski County, AR, Public Facilities Board Rev., "A", GNMA, 5.75%, 2034         1,835,000                1,877,352
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014            2,750,000                1,990,175
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev.,
MBIA, 7.5%, 2010 (c)                                                             1,250,000                1,399,900
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,911,992
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 8.9%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., "1", 0%, 2011                     $    75,000             $     53,221
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "B", GNMA, 5%, 2029                                                       195,000                  200,368
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "B", GNMA, 4.45%, 2034                                                    945,000                  948,874
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "C", GNMA, 5.35%, 2027                                                  1,560,000                1,596,535
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "C", 5.625%, 2035                                                       1,730,000                1,837,710
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "D", GNMA, 5.85%, 2024                                                    795,000                  796,129
Arkansas Development Finance Authority Rev., Mortgage Backed Securities
Program, "E", GNMA, 5.4%, 2034                                                     760,000                  785,475
Arkansas Development Finance Authority, Mortgage Backed Securities
Program, "C", 5.3%, 2023                                                           370,000                  370,733
Arkansas Development Finance Authority, Mortgage Backed Securities
Program, "I", GNMA, 5.3%, 2033                                                     355,000                  361,276
Arkansas Development Finance Authority, Mortgage Rev., "B",
GNMA, 4.85%, 2031                                                                  995,000                1,007,069
Arkansas Development Finance Authority, Mortgage Rev., "B",
GNMA, 5.25%, 2035                                                                2,510,000                2,596,093
Arkansas Development Finance Authority, Single Family Mortgage Rev.,
"B", GNMA, 5.125%, 2024                                                            445,000                  458,737
Arkansas Housing Development Agency, Single Family Rev., Mortgage
Program, ETM, 8.375%, 2011 (c)                                                   1,000,000                1,182,740
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 12,194,960
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.4%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Environmental State Agency
Facilities, "A", AMBAC, 5%, 2040                                               $ 2,500,000             $  2,625,250
Arkansas Development Finance Authority, Economic Development Rev.
(Agritecsorbents LLC), "B", 5%, 2018                                               175,000                  180,462
Arkansas Development Finance Authority, Economic Development Rev. (Madison
Industrial), "B", AMBAC, 5.8%, 2020                                                500,000                  510,665
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,316,377
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.1%
-------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015      $ 2,790,000             $  3,245,467
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                    1,000,000                1,029,470
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,274,937
-------------------------------------------------------------------------------------------------------------------
Tobacco - 2.3%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2026                              $ 2,000,000             $    853,400
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2027                                1,940,000                  787,271
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), AMBAC, 0%, 2036                                1,200,000                  316,824
Arkansas Development Finance Authority, Tobacco Settlement Rev.
(Cancer Research Center Project), "N", AMBAC, 0%, 2030                           1,725,000                  606,889
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033          230,000                  239,444
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039            290,000                  303,549
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,107,377
-------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.5%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority,
"B", MBIA, 5.875%, 2010 (c)                                                    $ 2,000,000             $  2,156,360
Commonwealth of Puerto Rico Highway & Transportation Authority,
"G", FGIC, 5%, 2022                                                                500,000                  529,895
Commonwealth of Puerto Rico Highway & Transportation Authority,
"G", 5%, 2023                                                                      750,000                  780,090
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,466,345
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 18.0%
-------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus),
AMBAC, 5%, 2028                                                                $   700,000             $    708,596
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix
College), "B", 5%, 2035                                                          1,000,000                1,023,110
Pulaski, AR, Student Tuition & Fee Rev. (Technical College),
FGIC, 5%, 2029                                                                   1,820,000                1,895,075
Pulaski, AR, Student Tuition & Fee Rev. (Technical College),
AMBAC, 4.5%, 2031                                                                1,190,000                1,172,555
Siloam Springs, AR, Public Education Facilities, Capital Improvement
Rev. (John Brown University), AMBAC, 5.35%, 2020                                   500,000                  525,340
University of Arkansas, University Construction Rev. (Monticello),
AMBAC, 5%, 2025                                                                  1,525,000                1,604,178
University of Arkansas, University Construction Rev. (UAMS Campus),
"B", MBIA, 5%, 2026                                                              1,405,000                1,485,647
University of Arkansas, University Construction Rev. (UAMS Campus),
"B", MBIA, 5%, 2027                                                              1,000,000                1,056,730
University of Arkansas, University Construction Rev. (UAMS Campus),
"B", MBIA, 5%, 2034                                                              3,290,000                3,459,172
University of Arkansas, University Facilities Rev. (Fayetteville Campus),
FGIC, 5%, 2027                                                                   3,155,000                3,293,694
University of Arkansas, University Facilities Rev. (Fayetteville Campus),
FGIC, 5%, 2032                                                                   2,500,000                2,602,225
University of Arkansas, University Facilities Rev. (Pine Bluff Campus),
"A", AMBAC, 5%, 2030                                                             1,000,000                1,061,240
University of Arkansas, University Facilities Rev. (UAMS Campus),
FGIC, 5%, 2028                                                                   2,000,000                2,120,860
University of Central Arkansas Rev., "A", AMBAC, 5%, 2023                        1,100,000                1,110,780
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034          250,000                  255,438
University of Puerto Rico Rev., "Q", 5%, 2036                                    1,145,000                1,189,254
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 24,563,894
-------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 2.5%
-------------------------------------------------------------------------------------------------------------------
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021            $ 1,240,000             $  1,295,180
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026           1,000,000                1,080,850
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas
Technical University Project), "A", 6%, 2027                                       500,000                  506,305
University of Central Arkansas, Student Housing Rev., "C",
FGIC, 5.25%, 2029                                                                  500,000                  513,775
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,396,110
-------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.6%
-------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc.,
Project), 4.6%, 2017                                                           $   750,000             $    758,220
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.4%
-------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                    $   470,000             $    489,157
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                      1,650,000                1,718,920
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                      6,000,000                6,849,660
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                    1,000,000                1,054,190
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,111,927
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.0%
-------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev.,
"I", AMBAC, 5.65%, 2014                                                        $    70,000             $     70,807
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                       1,000,000                1,048,440
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                        1,315,000                1,402,000
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA,
5%, 2019                                                                         2,125,000                2,220,455
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA,
5%, 2021                                                                         2,750,000                2,860,880
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                  1,750,000                1,815,258
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)                  765,000                  816,423
Rogers, AR, Sewer Rev., Improvement, AMBAC, 5%, 2037                             1,000,000                1,053,910
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038                 1,000,000                1,012,400
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                1,250,000                1,280,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,580,973
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $132,899,296)                                                  $139,618,446
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.4%
-------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White
Memorial Hospital), 3.77%, due 4/02/07                                         $   100,000             $    100,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.7%, due 4/05/07                                                                  600,000                  600,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.7%, due 4/05/07          400,000                  400,000
New York, NY, "A-4", 3.76%, due 4/02/07                                            300,000                  300,000
State of Oregon, "73G", 3.68%, due 4/04/07                                         400,000                  400,000
State of Oregon, "73H", 3.68%, due 4/04/07                                         100,000                  100,000
-------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                         $  1,900,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $134,799,296) (k)                                                  $141,518,446
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.7)%                                                                  (5,049,002)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $136,469,444
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                       UNREALIZED
                         NOTIONAL                             CASH FLOWS         CASH FLOWS           APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY        TO RECEIVE           TO PAY            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  3,000,000     Merrill Lynch         7-Day BMA      2.795% (fixed rate)         $18,205
 8/08/17              USD  1,000,000     Goldman Sachs         7-Day BMA      3.736% (fixed rate)          (3,693)
 5/30/19              USD  2,000,000     Citibank              7-Day BMA      3.695% (fixed rate)           7,899
 7/23/22              USD  1,000,000     Merrill Lynch         7-Day BMA      3.889% (fixed rate)          (4,796)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          $17,615
-------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 1.9%
-------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5.25%, 2018                            $ 3,500,000             $  3,672,375
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028                  530,000                  543,669
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                         4,000,000                4,209,960
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,426,004
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 11.1%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                              $ 3,000,000             $  3,399,210
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)            6,600,000                7,456,152
Los Angeles, CA, FGIC, 5.25%, 2014 (u)                                          10,810,000               11,916,187
State of California, 10%, 2007                                                   1,055,000                1,086,344
State of California, 5.125%, 2025                                                2,000,000                2,107,460
State of California, 4.5%, 2027                                                  5,000,000                4,947,150
State of California, 5.25%, 2029                                                 2,000,000                2,112,680
State of California, AMBAC, 7.2%, 2008                                           1,600,000                1,658,480
State of California, AMBAC, 6.3%, 2010                                           3,000,000                3,259,530
State of California, AMBAC, 7%, 2010                                             2,000,000                2,222,640
State of California, XLCA, 5.75%, 2009 (c)(u)                                      440,000                  468,811
State of California, XLCA, 5.75%, 2009 (c)(u)                                      200,000                  213,096
State of California, XLCA, 5.75%, 2009 (c)(u)                                    1,860,000                1,981,793
State of California, Various Purposes, 4.75%, 2034                               3,130,000                3,191,379
State of California, Various Purposes, "91", 5%, 2028                            3,000,000                3,156,210
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 49,177,122
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.3%
-------------------------------------------------------------------------------------------------------------------
Golden Valley, CA, Unified School District, Election of 1999, "D",
FSA, 0%, 2031                                                                  $ 1,090,000             $    336,766
Golden Valley, CA, Unified School District, Election of 1999, "D",
FSA, 0%, 2032                                                                    1,225,000                  359,170
Golden Valley, CA, Unified School District, Election of 1999, "D",
FSA, 0%, 2033                                                                    1,370,000                  380,463
Golden Valley, CA, Unified School District, Election of 1999, "D",
FSA, 0%, 2034                                                                    1,520,000                  400,231
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,476,630
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 16.9%
-------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027                   $ 1,500,000             $  1,577,025
Butte Glenn Community College District, "A", MBIA, 5%, 2026                      1,885,000                1,982,869
Campbell, CA, Union High School District, Election of 2002, "B",
FGIC, 5.5%, 2012 (c)                                                             2,270,000                2,520,585
Campbell, CA, Union High School District, FSA, 5%, 2021                          1,280,000                1,335,795
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020              1,185,000                1,274,977
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                      1,000,000                1,049,580
Chino Valley, CA, Unified School District, Election of 2002, "D",
FGIC, 0%, 2025                                                                   3,945,000                1,663,015
Chino Valley, CA, Unified School District, Election of 2002, "D",
FGIC, 0%, 2026                                                                   4,415,000                1,768,472
Coast Community College District, CA, Capital Appreciation, Election
of 2002, "C", FSA, 0%, 2033                                                      5,000,000                1,279,000
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                 1,200,000                1,306,260
Colton, CA, Joint Union School District, Election of 2001, "C",
FGIC, 0%, 2032                                                                   1,000,000                  283,640
Colton, CA, Joint Union School District, Election of 2001, "C",
FGIC, 0%, 2033                                                                   3,000,000                  805,290
Coronado, CA, Union School District, "A", 5.7%, 2020                             1,285,000                1,379,769
Escondido, CA, Union School District, "A", FSA, 5%, 2026                         1,000,000                1,044,550
Folsom Cordova, CA, Union School District, Facilities Improvement, "A",
MBIA, 0%, 2025                                                                   1,505,000                  665,722
Gilroy Cauni School District, Election of 2002, "N", FGIC, 5%, 2027              1,190,000                1,263,018
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                        4,275,000                4,429,670
Hillsborough, CA, School District, Capital Appreciation, Election of
2002, "B", 0%, 2023                                                              2,285,000                1,115,171
Hillsborough, CA, School District, Capital Appreciation, Election of
2002, "B", 0%, 2024                                                              2,640,000                1,229,131
Inglewood, CA, Union School District, "A", FGIC, 6%, 2009 (c)                    1,695,000                1,810,819
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)                1,035,000                1,126,090
Live Oak, CA, School District, Santa Cruz County, Election of
2004, "A", MBIA, 5%, 2033                                                        1,410,000                1,491,526
Los Angeles, CA, Union School District, FSA, 5.25%, 2013 (c)(u)                 10,000,000               10,914,500
Los Angeles, CA, Union School District, Election of 1997, "E",
MBIA, 5.125%, 2012 (c)                                                           5,000,000                5,373,350
Moreland, CA, School District, Election of 2002, "B", FGIC, 0%, 2028             1,440,000                  558,634
Moreno Valley, CA, Union School District, Election of 2004, "A",
FSA, 5%, 2025                                                                    1,075,000                1,135,619
Moreno Valley, CA, Union School District, Election of 2004, "A",
FSA, 5%, 2026                                                                    1,715,000                1,810,611
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2010 (c)                     2,545,000                2,724,346
Mount Diablo, CA, Unified School District, Election of 2002, "N",
MBIA, 5%, 2028                                                                   2,000,000                2,118,240
Natomas Union School District, Election of 2002 "B", FGIC, 5%, 2028              1,430,000                1,508,650
Oceanside, CA, Union School District, Election of 2000, "C",
MBIA, 5.25%, 2032                                                                1,940,000                2,050,580
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029             4,405,000                1,625,049
Perris, CA, Union School District, "A", FGIC, 0%, 2027                           3,100,000                1,255,066
San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                       2,000,000                2,092,020
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                               960,000                1,103,030
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                         2,210,000                2,356,258
Santa Maria, CA, Joint Union High School District, "A",
FSA, 5.375%, 2015 (c)                                                            1,120,000                1,272,410
Santa Maria, CA, Joint Union High School District, "A",
FSA, 5.375%, 2015 (c)                                                            1,210,000                1,374,657
Sausalito Marin City, CA, School District, Capital Appreciation,
Election of 2004, "B", MBIA, 0%, 2039                                            1,315,000                  257,306
Sausalito Marin City, CA, School District, Capital Appreciation,
Election of 2004, "B", MBIA, 0%, 2040                                            1,400,000                  259,672
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2009 (c)                1,100,000                1,161,842
Walnut Valley, CA, Union School District, Election of 2000, "E",
FSA, 0%, 2028                                                                    1,535,000                  595,488
Washington, CA, Union School District, Election of 1999, "A",
FGIC, 5.625%, 2021                                                               1,000,000                1,085,600
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 75,034,902
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.6%
-------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020            $ 2,000,000             $  2,094,380
California Health Facilities Financing Authority Rev., Catholic
Healthcare West, "G", 5.25%, 2023                                                2,000,000                2,114,480
California Health Facilities Financing Authority Rev., Cedars Sinai
Medical Center, 5%, 2027                                                         1,000,000                1,041,130
California Health Facilities Financing Authority Rev., Health Facilities
(Adventist Health Systems), "A", 5%, 2033                                        1,750,000                1,791,230
California Statewide Communities Development Authority Rev. (Henry Mayo
Newhall Memorial Hospital), "A", CHFC, 5%, 2018                                  2,000,000                2,070,520
California Statewide Communities Development Authority Rev. (Kaiser
Permanente), "A", 5.5%, 2032                                                     2,000,000                2,114,740
California Statewide Communities Development Authority Rev. (Los Angeles
Children's Hospital), 5.125%, 2019                                               4,000,000                4,113,920
California Statewide Communities Development Authority Rev., ETM, CHFC,
0%, 2007 (c)                                                                     3,645,000                3,601,442
California Statewide Communities Development Authority Rev., ETM, CHFC,
0%, 2008 (c)                                                                     6,345,000                6,041,011
California Statewide Communities Development Authority Rev., Health
Facilities (Memorial Health Services), "A", 6%, 2023                             1,500,000                1,650,885
California Statewide Communities Development, "B", 5.625%, 2042                  4,000,000                4,255,200
California Valley Health Systems, COP, 6.875%, 2023                                470,000                  470,757
Central California Joint Powers Health Financing (Community Hospitals
of Central California), 5.625%, 2021                                             1,000,000                1,038,140
Kaweah Delta Health Care District Rev., 6%, 2012 (c)                             2,000,000                2,266,800
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029        3,000,000                3,260,430
Tahoe Forest California Hospital District, "A", 5.85%, 2009 (c)                    795,000                  848,352
Tahoe Forest California Hospital District, "A", 5.85%, 2022                        205,000                  215,072
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024             500,000                  509,730
Washington Township, CA, Health Care Rev., 5%, 2018                              1,000,000                1,024,480
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029              2,000,000                2,129,920
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 42,652,619
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
-------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley
Estates), 5.125%, 2022                                                         $ 1,000,000             $  1,045,140
California Statewide Communities Development Authority Rev. (Senior Living
Presbyterian Homes), 4.875%, 2036                                                1,000,000                1,014,910
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                  1,000,000                1,079,100
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
"A", 7.375%, 2027                                                                  455,000                  470,893
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,610,043
-------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2009 (c)                                                               $ 1,565,000             $  1,691,702
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.2%
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                       $ 2,000,000             $  2,005,760
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A", 5.125%, 2031                                      2,250,000                2,342,633
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Waste Management, Inc.), "A-2", 5.4%, 2025                                      1,000,000                1,056,860
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,405,253
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.7%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, 4.7%, 2022                            $ 2,000,000             $  2,002,080
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                            960,000                1,055,779
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,057,859
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
-------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute for Medical Research),
5%, 2034                                                                       $ 1,000,000             $  1,016,400
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)                   2,300,000                2,464,841
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,481,241
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.1%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine
Apartments), 5.25%, 2025                                                       $ 6,000,000             $  6,166,860
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029         3,000,000                3,054,570
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,221,430
-------------------------------------------------------------------------------------------------------------------
Parking - 0.2%
-------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                $ 1,000,000             $  1,096,210
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.2%
-------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., "A", 4.95%, 2036                       $ 1,000,000             $  1,015,760
California Rural Home Mortgage Finance Authority Rev., GNMA,
7.3%, 2031                                                                          20,000                   20,054
California Rural Home Mortgage Finance Authority Rev., "A", GNMA,
5.75%, 2044                                                                      2,000,000                2,149,580
California Rural Home Mortgage Finance Authority Rev., GNMA,
5.4%, 2036                                                                       2,500,000                2,686,650
California Rural Home Mortgage Finance Authority Rev., Mortgage
Backed Securities Program, "B4", GNMA, 6.35%, 2029                                  30,000                   30,008
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)             1,020,000                1,076,916
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2023 (c)               2,000,000                2,617,540
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,596,508
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Other - 0.5%
-------------------------------------------------------------------------------------------------------------------
California Department Veterans Affairs Rev., "A", 4.6%, 2028                   $ 2,320,000             $  2,329,164
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.7%
-------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019           $ 1,820,000             $    861,042
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028            3,865,000                1,298,331
California Housing Finance Agency Rev., Home Mortgage, "I", 4.75%, 2031          3,000,000                3,021,330
California Housing Finance Agency Rev., Home Mortgage, "N", FGIC,
5.05%, 2026                                                                      2,480,000                2,567,321
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,748,024
-------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.7%
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal
Rev. (West County Resource Recovery), "A", 5.125%, 2014                        $ 1,000,000             $  1,013,130
South Bayside Waste Management Authority, California Solid Waste System
Rev., AMBAC, 5.75%, 2020                                                         2,100,000                2,222,514
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,235,644
-------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.1%
-------------------------------------------------------------------------------------------------------------------
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018         $ 2,820,000             $  3,127,521
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                 1,500,000                1,596,045
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,723,566
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 13.7%
-------------------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC,
8%, 2019 (c)                                                                   $   880,000             $  1,091,024
Calabasas, CA, Certificate Participants (City Hall & Civic Center
Project), AMBAC, 4.5%, 2041                                                      3,000,000                2,953,200
California Department of Water Resources Power Supply Rev.,
"C", 5.25%, 2028                                                                 2,500,000                2,637,575
California Public Works Board Lease Rev., Department of Corrections
State Prison, "A", 7.4%, 2010                                                    5,000,000                5,581,950
California Public Works Board, Department of Justice, "D", 5.25%, 2020           1,565,000                1,643,626
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                   625,000                  634,150
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
"A", FSA, 0% to 2010, 4.55% to 2022                                              3,000,000                2,617,860
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "A", 5%, 2045                                                    5,500,000                5,671,270
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "B", 5.5%, 2013 (c)                                              7,000,000                7,687,890
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "B", 5.625%, 2013 (c)                                                $ 5,000,000             $  5,525,450
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC,
5.25%, 2010 (c)                                                                  3,000,000                3,170,760
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                   3,000,000                3,193,020
Pomona, CA, Public Financing Authority Rev., "A", AMBAC, 5%, 2042                3,735,000                3,949,949
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                    4,020,000                4,238,326
Sacramento, CA, City Financing Authority Rev., Capital Improvement,
5.5%, 2010 (c)                                                                   1,635,000                1,745,526
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment
Projects, "A", FSA, 5%, 2012 (c)                                                 2,000,000                2,147,380
Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)              2,200,000                2,266,968
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC,
5.25%, 2033                                                                      3,930,000                4,088,497
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 60,844,421
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%
-------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities
District No. 86-1, AMBAC, 5.8%, 2020                                           $ 3,500,000             $  3,613,330
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel
Community), 5.6%, 2017                                                           1,455,000                1,494,009
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                    2,000,000                2,058,940
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                  1,600,000                1,661,872
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,828,151
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.9%
-------------------------------------------------------------------------------------------------------------------
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC,
4.5%, 2037                                                                     $ 1,755,000             $  1,746,295
Camarillo, CA, Community Development (Camarillo Corridor Project), AMBAC,
4.5%, 2038                                                                         985,000                  978,401
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project
Area, 6.7%, 2014                                                                   555,000                  572,005
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills
Redevelopment Project, "A", 5.5%, 2027                                           3,350,000                3,436,263
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project,
"A", 6.2%, 2025                                                                  2,000,000                2,050,440
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community
Facilities District No. 89-1, 5.7%, 2020                                         1,500,000                1,533,735
Manteca, CA, Redevelopment Agency, Tax Allocation (Sub Amended Merged
Project), XLCA, 4.5%, 2042                                                       2,500,000                2,439,375
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements,
"B", 5.3%, 2022                                                                  1,655,000                1,655,794
Modesto, CA, Public Financing Authority (John Thurman Field Renovation),
6.125%, 2016                                                                     1,170,000                1,195,553
Norco, CA, Special Tax Community Facilities (District No. 2001), "N",
AMBAC, 4.75%, 2026                                                               1,700,000                1,758,616
Orange County, CA, Community Facilities District, Special Tax (Rancho
Santa Margarita), "A", 5.55%, 2017                                               1,000,000                1,017,400
Pittsburg, CA, Redevelopment Agency, Tax Allocation (Los Medanos
Community), "C", AMBAC, 4.5%, 2034                                               2,550,000                2,522,154
Poway, CA, Community Facilities District, Special Tax (Parkway Business
Center), 6.5%, 2010                                                                715,000                  750,335
Poway, CA, Community Facilities District, Special Tax (Parkway Business
Center), 6.75%, 2015                                                               775,000                  816,176
Riverside County, CA, Public Financing Authority, Jurupa Valley, Tax
Allocation, MBIA, 4.75%, 2035                                                    3,000,000                3,085,440
Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
XLCA, 5%, 2037                                                                   3,000,000                3,127,410
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A",
XLCA, 5%, 2037                                                                   2,000,000                2,084,940
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City),
"B", AMBAC, 5.3%, 2020                                                           1,250,000                1,322,013
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2038        2,000,000                1,970,140
Temecula, CA, Redevelopment Agency, Tax Allocation, "A", MBIA, 4.5%, 2036        1,000,000                  987,100
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 35,049,585
-------------------------------------------------------------------------------------------------------------------
Tobacco - 4.6%
-------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                             $ 4,000,000             $    901,920
California County, CA, Tobacco Securitization Corp., Tobacco Settlement,
L.A. County, "A", 0% to 2010, 5.65% to 2041                                      2,500,000                2,166,650
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050       2,000,000                  136,920
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055       2,000,000                   73,320
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1",
6.75%, 2013 (c)                                                                  2,645,000                3,085,472
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1",
6.25%, 2033                                                                      2,935,000                3,240,680
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1",
5.125%, 2047                                                                    10,000,000                9,911,000
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement
Rev. (Turbo-Santa Clara), "A", 0%, 2036                                          5,000,000                  994,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 20,510,362
-------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.6%
-------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital
Appreciation, "A", 7.1%, 2010 (c)                                              $ 2,500,000             $  2,777,225
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 6.1%
-------------------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital Appreciation,
"A", MBIA, 0%, 2028                                                            $ 1,000,000             $    387,940
California Educational Facilities Authority Rev. (Dominican University),
5%, 2036                                                                         1,150,000                1,182,763
California Educational Facilities Authority Rev. (Fresno Pacific
University), "A", 6.75%, 2019                                                    2,000,000                2,158,160
California Educational Facilities Authority Rev. (L.A. College of
Chiropractic), 5.6%, 2017                                                        2,100,000                2,114,385
California Educational Facilities Authority Rev. (Lutheran University),
"C", 5%, 2029                                                                    2,500,000                2,580,350
California Educational Facilities Authority Rev. (Pomona College), "B",
5.875%, 2009 (c)                                                                 2,000,000                2,119,940
California Educational Facilities Authority Rev. (Santa Clara University),
"A", MBIA, 5%, 2027                                                              1,340,000                1,394,015
California Educational Facilities Authority Rev. (University Financing
Project), 5%, 2017                                                                 685,000                  712,414
California Educational Facilities Authority Rev. (University Financing
Project), 5%, 2026                                                               1,315,000                1,359,145
California Educational Facilities Authority Rev. (University of La Verne),
"A", 5%, 2029                                                                    1,500,000                1,546,515
California Educational Facilities Authority Rev., Pooled College &
University Projects, "B", 6.625%, 2020                                           1,000,000                1,091,550
California Statewide Communities, Notre Dame De Namur University,
6.625%, 2033                                                                     1,000,000                1,093,010
Chabot Las Positas, CA, Community College, Capital Appreciation,
"C", AMBAC, 0%, 2036                                                             5,000,000                1,193,250
Chabot Las Positas, CA, Community College, Election of 2004,
"B", AMBAC, 0%, 2024                                                             5,000,000                2,221,550
Foothill-De Anza, CA, Community College District, Election of 1999, "B", FGIC,
0%, 2025                                                                         1,500,000                  674,430
Long Beach, CA, Industrial Development Rev. (CSU Foundation),
"A", 5.25%, 2023                                                                 1,450,000                1,472,301
San Mateo County, CA (Community College District, 2005 Election),
"A", MBIA, 0%, 2026                                                              3,000,000                1,279,290
Santa Monica, CA (Community College District, 2002 Election), "C",
MBIA, 0%, 2027                                                                   2,000,000                  745,760
University of California, COP, San Diego Campus Projects,
"A", 5.25%, 2010 (c)                                                             1,840,000                1,939,121
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 27,265,889
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.9%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Aspire Public
Schools (Oakland Project), "A", 7.25%, 2031                                    $   960,000             $    985,565
California Statewide Communities, Development Authority Rev. (Escondido
Charter High School), 7.5%, 2011 (c)                                             1,000,000                1,171,980
Los Angeles, CA, COP, 5.7%, 2018                                                 1,900,000                1,966,405
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,123,950
-------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
(Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                $ 3,500,000             $  3,731,140
Chula Vista, CA, Industrial Development Rev. (San Diego Gas),
"B", 5%, 2027                                                                    2,500,000                2,604,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,335,890
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.9%
-------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                       $ 1,420,000             $  1,517,227
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                         1,160,000                1,239,425
Hollister, CA, Joint Powers Financing Authority Rev. (Refinancing &
Improvement Project), FSA, 4.5%, 2037                                            2,500,000                2,467,350
Northern California Power Agency Public Power Rev., 5.85%, 2010                    880,000                  927,608
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                            800,000                  816,320
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                            250,000                  251,013
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                   1,000,000                1,006,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,224,943
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 7.1%
-------------------------------------------------------------------------------------------------------------------
California Communities Development Authority, Rev. "D-2",
FSA, 4.5%, 2032                                                                $ 2,880,000             $  2,871,331
California Department of Water Resources, Central Valley Project
Rev., "X", FGIC, 5%, 2029                                                        2,000,000                2,085,860
California Department of Water Resources, Water Systems Rev., 7%, 2012           1,090,000                1,271,441
California Department of Water Resources, Water Systems Rev.,
ETM, 7%, 2012 (c)                                                                  405,000                  474,445
Castaic Lake Water Agency, California Rev., Water Systems Improvement
Project, AMBAC, 5.125%, 2009 (c)                                                 1,725,000                1,802,901
Culver City, CA, Wastewater Facilities Rev., "A", FGIC, 5.6%, 2019               1,000,000                1,064,300
El Monte, CA, Water Authority Rev., Water Systems Project,
AMBAC, 6%, 2010 (c)                                                              1,065,000                1,168,007
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031              4,875,000                5,054,839
Modesto, CA, Wastewater Rev. "A", FSA, 4.25%, 2031                               1,575,000                1,514,504
Southern California Metropolitan Water District Rev., 5.75%, 2018 (u)           10,000,000               11,421,400
West Sacramento, CA, Financing Authority Rev., Water Systems
Improvement Project, FGIC, 5%, 2032                                              2,750,000                2,874,988
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 31,604,016
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $416,163,713)                                                  $437,528,353
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.8%
-------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.46%,
due 4/05/07                                                                    $ 2,800,000             $  2,800,000
California Department of Water Resources, Power Supply Rev., "C-2",
3.53%, due 4/05/07                                                               2,200,000                2,200,000
California Department of Water Resources, Power Supply Rev., "C-3",
3.53%, due 4/05/07                                                               3,600,000                3,600,000
California Health Facilities Financing Authority Rev. (Adventist
Health System), "A", 3.68%, due 4/02/07                                          2,680,000                2,680,000
California Health Facilities Financing Authority Rev. (Adventist
Health System), "B", 3.68%, due 4/02/07                                            700,000                  700,000
California Health Facilities Financing Authority Rev. (Adventist Health
System), "C", 3.68%, due 4/02/07                                                   200,000                  200,000
Orange County, CA, 3.63%, due 4/02/07                                              300,000                  300,000
-------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                         $ 12,480,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $428,643,713) (k)                                                  $450,008,353
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.2)%                                                                  (5,527,973)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $444,480,380
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07

                                                                                                      UNREALIZED
                         NOTIONAL                            CASH FLOWS        CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY       TO RECEIVE          TO PAY             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  9,000,000     Merrill Lynch       7-Day BMA      2.795% (fixed rate)         $ 54,615
 6/06/17              USD  2,500,000     Merrill Lynch       7-Day BMA      3.579% (fixed rate)           17,534
 8/08/17              USD  2,500,000     Goldman Sachs       7-Day BMA      3.736% (fixed rate)           (9,233)
 5/30/19              USD  4,000,000     Citibank            7-Day BMA      3.695% (fixed rate)           15,798
 8/22/19              USD  3,000,000     Goldman Sachs       7-Day BMA      3.726% (fixed rate)           10,181
 4/27/22              USD  3,000,000     Citibank            7-Day BMA      3.878% (fixed rate)          (15,176)
 7/23/22              USD  3,000,000     Merrill Lynch       7-Day BMA      3.889% (fixed rate)          (14,387)
------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 59,332
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 106.1%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR                 VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.2%
-------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                $ 1,000,000             $  1,037,940
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                             1,000,000                1,069,240
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                       500,000                  513,380
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                               500,000                  513,620
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,134,180
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.2%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)(u)      $ 2,000,000             $  2,127,820
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of
Miami), "A", AMBAC, 5.5%, 2018                                                   1,400,000                1,481,242
State of Florida, Department of Transportation, 5%, 2017 (u)                     6,000,000                6,219,960
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,829,022
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 6.3%
-------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                       $ 2,600,000             $  3,086,356
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                  400,000                  523,600
Florida Board of Education, Public Education, "J", 5%, 2032                      1,000,000                1,048,330
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,658,286
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.8%
-------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev. (Health First, Inc.), 5%, 2034      $   500,000             $    516,080
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospital), 6.25%, 2023                                                             465,000                  502,786
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist
Health South Florida), FSA, 5%, 2029                                               535,000                  560,461
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                        250,000                  265,800
Hillsborough County, FL, Industrial Development Authority Rev. (University
Community Hospital), MBIA, 6.5%, 2019                                            1,000,000                1,205,430
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
Medical Research Foundation, Inc.), "A", 6.375%, 2031                              500,000                  533,005
Jacksonville, FL, Health Facilities Rev. (Ascension Health),
"A", 5.25%, 2032                                                                 1,000,000                1,054,140
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems),
5.5%, 2012 (c)                                                                   1,000,000                1,100,190
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032         750,000                  780,360
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health
Systems (Munroe Regional Health System), 5.5%, 2014                                500,000                  521,300
Marshall County, AL, Health Care Authority Rev., "A", 6.25%, 2022                  500,000                  548,625
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial
Medical Center), "A", 5.75%, 2022                                                  500,000                  534,825
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                                           250,000                  274,740
Miami Dade County, FL (Public Facilities Jackson Health Systems),
"A", MBIA, 5%, 2029                                                              1,000,000                1,042,090
New Hampshire Health & Educational Facilities Authority Rev. (Exeter
Hospital), 6%, 2024                                                                500,000                  546,435
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando
Regional Healthcare), 5.75%, 2012 (c)                                            1,000,000                1,105,350
Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                         500,000                  567,520
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes
Health Care System), 5.625%, 2032                                                  500,000                  522,050
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
6.25%, 2020                                                                        300,000                  316,575
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional
Medical Center), MBIA, 6.625%, 2013                                              1,000,000                1,001,330
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield
Clinic), "A", 5.375%, 2034                                                         500,000                  526,800
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,025,892
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (First Mortgage Seashore
Gardens), 5.375%, 2036                                                         $   300,000             $    303,816
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran
Towers), 5.7%, 2026                                                                250,000                  255,960
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    559,776
-------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%
-------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 8.875%, 2021                                                      $   300,000             $    331,608
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.0%
-------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.),
"A-7", 6.625%, 2033                                                            $   500,000             $    557,095
Red River Authority, TX, Pollution Control Rev. (Celanese Project),
"B", 6.7%, 2030                                                                    200,000                  217,716
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    774,811
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), "B", 5%, 2027                                   $   500,000             $    508,105
Nevada Department of Business & Industry Rev. (Republic Services,
Inc.), 5.625%, 2026                                                                300,000                  326,583
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    834,688
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.1%
-------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                    $   140,000             $    145,410
Park Creek Metropolitan District, CO (Custodial Receipts), "CR-2",
7.875%, 2032 (n)                                                                   160,000                  177,267
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
5.7%, 2026                                                                         500,000                  519,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    841,677
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.7%
-------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements
Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                            $   500,000             $    556,815
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.4%
-------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair
Project), MBIA, 5.5%, 2020                                                     $ 1,000,000             $  1,051,000
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.0%
-------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project),
"A", 5.1%, 2025                                                                $   200,000             $    205,878
Tamarac, FL, Capital Improvement Rev., MBIA, 5%, 2030                              500,000                  523,230
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    729,108
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.3%
-------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews
Place II Apartments), FSA, 5%, 2035                                            $   500,000             $    512,445
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments),
"D-1", MBIA, 5.5%, 2020                                                            500,000                  524,830
Florida Housing Finance Corp., Housing Rev. (Crossing at University
Apartments), "Q-1", AMBAC, 5.1%, 2018                                            1,050,000                1,069,908
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments
Project, Phase II), FSA, 4.3%, 2012                                                120,000                  122,250
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River
Development Corp.), 4.75%, 2026                                                    200,000                  204,036
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,433,469
-------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 3.7%
-------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation,
"A", MBIA, 0%, 2032                                                            $ 2,000,000             $    562,300
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023                 1,000,000                1,053,120
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                    815,000                  855,644
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax
Second Lien Area B), 5%, 2020                                                      250,000                  259,020
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,730,084
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.4%
-------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority Rev., "B", GNMA, 6.5%, 2022      $    29,000             $     29,685
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program),
"A-1", GNMA, 7.2%, 2033                                                             30,000                   30,198
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program),
"A-4", GNMA, 7%, 2031                                                               25,000                   25,000
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family,
Subordinated), Series 3, GNMA, 5.3%, 2028                                           55,000                   56,471
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
Mortgage), "A-1", GNMA, 5.2%, 2031                                                 445,000                  451,141
Palm Beach County, FL, Housing Finance Authority Rev., "B", GNMA, 5.5%, 2022       120,000                  121,639
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"A-1", GNMA, 5.5%, 2035                                                            555,000                  578,127
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program),
"B-1", GNMA, 6.2%, 2031                                                            200,000                  200,262
Pinellas County, FL, Housing Finance Authority Rev., "A-1",
GNMA, 4.85%, 2037                                                                1,000,000                1,013,070
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,505,593
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.6%
-------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "1",
GNMA, 4.8%, 2031                                                               $ 1,000,000             $  1,009,420
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), "4",
FSA, 5.85%, 2031                                                                   160,000                  160,565
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,169,985
-------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery
Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                       $   200,000             $    206,634
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.7%
-------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                    $ 1,000,000             $  1,074,570
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027            1,950,000                2,080,260
St. Augustine, FL, Capital Improvement Rev., AMBAC, 5%, 2029                     1,000,000                1,054,910
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,209,740
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.3%
-------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated,
AMBAC, 5.25%, 2027                                                             $ 1,500,000             $  1,588,950
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                     130,000                  137,072
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,726,022
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 5.8%
-------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment,
"B", 5.2%, 2014                                                                $   200,000             $    201,376
Arborwood Community Development District, FL, Special Assessment (Master
Infrastructure Projects), "B", 5.1%, 2014                                          200,000                  199,610
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                             200,000                  200,038
Concord Station Community Development District, FL, Special Assessment,
5%, 2015                                                                           165,000                  163,931
Concorde Estates Community Development District, FL, Special Assessment,
"B", 5%, 2011                                                                      205,000                  204,629
Creekside Community Development District, FL, Special Assessment,
5.2%, 2038                                                                         200,000                  200,536
Durbin Crossing Community Development District, FL, Special Assessment,
"B-1", 4.875%, 2010                                                                250,000                  247,530
Fishawk Community Development District II, FL, Tax Allocation,
"B", 5%, 2007                                                                       10,000                   10,006
Greyhawk Landing Community Development, FL, Special Assessment,
"B", 6.25%, 2009                                                                   100,000                  100,959
Heritage Harbour South Community Development District, FL, Special
Assessment, "B", 5.4%, 2008                                                          5,000                    5,015
Killarney, FL, Community Development District, Special Assessment,
"B", 5.125%, 2009                                                                  140,000                  140,024
Lakes by the Bay South Community Development District, FL, Rev., "B",
5.3%, 2009                                                                         155,000                  155,144
Middle Village Community Development District, FL, Special Assessment,
"A", 5.8%, 2022                                                                     95,000                   98,395
Middle Village Community Development District, FL, Special Assessment,
"B", 5%, 2009                                                                       60,000                   59,927
New Port Tampa Bay Community Development District, FL, Special Assessment,
"B", 5.3%, 2012                                                                    200,000                  201,710
North Springs Improvement District, FL, Special Assessment (Parkland
Golf Country Club), "B-2", 5.125%, 2015                                            250,000                  250,430
Old Palm Community Development District, FL, Special Assessment (Palm
Beach Gardens), "B", 5.375%, 2014                                                  130,000                  131,478
Palm Glades Community Development District, FL, Special Assessment,
"A", 5.3%, 2036                                                                    200,000                  202,368
Panther Trace II, Community Development District Rev., FL, Special Assessment,
"B", 5%, 2010                                                                      180,000                  179,354
Parkway Center, Community Development District, FL, Special Assessment,
"B", 5.625%, 2014                                                                  100,000                  102,050
Renaissance Community Development District, FL, Special Assessment,
"B", 6.25%, 2008                                                                   100,000                  100,628
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                200,000                  200,178
Sterling Hill Community Development District, FL, Special Assessment,
5.5%, 2010                                                                         135,000                  136,191
Tuscany Reserve Community Development District, FL, Special Assessment,
"B", 5.25%, 2016                                                                   245,000                  247,732
Villa Portofino West Community Development District, FL, Special Assessment,
"A", 5.35%, 2036                                                                   200,000                  202,362
Watergrass Community Development District, FL, Special Assessment,
"B", 4.875%, 2010                                                                  185,000                  183,946
Wentworth Estates Community Development District, FL, Special Assessment,
"B", 5.125%, 2012                                                                  200,000                  199,924
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,325,471
-------------------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-1", 5.125%, 2047                                                            $ 1,000,000             $    991,100
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                 250,000                  268,040
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                250,000                  290,030
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,549,170
-------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 8.4%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, MBIA,
5.5%, 2020 (u)                                                                 $ 5,000,000             $  5,759,300
St. Johns County, FL, Transportation Improvement Rev., AMBAC, 5%, 2027             500,000                  525,420
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,284,720
-------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 3.9%
-------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                          $   610,000             $    642,830
Florida Board Regents, Housing Rev. (University of Central Florida),
FGIC, 5.25%, 2020                                                                1,185,000                1,250,685
Florida Finance Authority, Capital Loan Projects Rev.,
"F", MBIA, 5.125%, 2021                                                          1,000,000                1,038,470
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,931,985
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
-------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland
Jewish High School Project), 6%, 2041                                          $   200,000             $    204,892
-------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.3%
-------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
5.2%, 2033                                                                     $   200,000             $    204,648
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.4%
-------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                           $   250,000             $    263,293
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                720,000                  783,605
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,046,898
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 13.6%
-------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., Utility Rev., AMBAC, 5.5%, 2018              $ 1,125,000             $  1,205,224
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                              1,000,000                1,054,378
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                   2,000,000                2,111,840
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                   1,500,000                1,566,690
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                            1,000,000                1,052,000
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                       1,000,000                1,051,620
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019        940,000                1,073,480
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024    1,000,000                1,053,170
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 10,168,402
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $75,419,568)                                                   $ 79,024,576
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
-------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 3.8%, due 4/02/07, at Identified Cost and Value                      $   600,000             $    600,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $76,019,568) (k)                                                   $ 79,624,576
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.9)%                                                                  (5,128,262)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $ 74,496,314
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                      UNREALIZED
                         NOTIONAL                              CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY         TO RECEIVE           TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  2,000,000     Merrill Lynch         7-Day BMA     2.795% (fixed rate)         $12,137
 8/08/17              USD    500,000     Goldman Sachs         7-Day BMA     3.736% (fixed rate)          (1,847)
 5/30/19              USD  1,500,000     Citibank              7-Day BMA     3.695% (fixed rate)           5,924
 6/12/19              USD  1,000,000     Merrill Lynch         7-Day BMA     3.660% (fixed rate)           7,536
 9/26/22              USD  1,000,000     Goldman Sachs         7-Day BMA     3.807% (fixed rate)           4,948
------------------------------------------------------------------------------------------------------------------
                                                                                                         $28,698
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.1%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.1%
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029             $   750,000             $    787,238
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                 750,000                  785,220
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                 1,000,000                1,070,070
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                        350,000                  362,754
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,005,282
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 5.3%
-------------------------------------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park Improvement, "A", MBIA, 5%, 2030             $   500,000             $    528,015
Columbia County, GA (Courthouse Detention Center), 5.625%, 2008 (c)              1,490,000                1,543,536
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public
Facilities Project), 5.5%, 2022                                                  1,000,000                1,070,590
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,142,141
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.2%
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                     $ 1,000,000             $  1,062,910
Suwanee, GA, MBIA, 5.25%, 2012 (c)                                                 750,000                  801,773
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,864,683
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 6.9%
-------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024        $   575,000             $    502,797
Forsyth County, GA, School District, 6%, 2010 (c)                                  750,000                  810,615
Fulton County, GA, School District, 6.375%, 2010                                 1,535,000                1,598,257
Wilkes County, GA, School District, 5%, 2024                                     1,115,000                1,177,317
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,088,986
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 10.4%
-------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032       $   500,000             $    529,110
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical
Center), "A", 6%, 2017                                                             350,000                  375,459
Chatham County, GA, Hospital Authority Rev., Hospital Improvement
(Memorial Health University), "A", 5.375%, 2026                                    200,000                  209,828
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement
Rev., Anticipation Certificates, AMBAC, 5.25%, 2023                                750,000                  808,860
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
Center, Inc.), 5%, 2026                                                            350,000                  355,992
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031                                           500,000                  520,085
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green
Island Project), 5.25%, 2037                                                       200,000                  202,652
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System,
Inc.), 6.125%, 2009                                                                220,000                  221,509
Tift County, GA, Hospital Authority Rev., Anticipation Certificates,
AMBAC, 5%, 2022                                                                  2,000,000                2,103,840
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia
Medical Center Project), AMBAC, 5.25%, 2027                                        500,000                  532,020
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia
Medical Center Project), 5%, 2033                                                  300,000                  312,435
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,171,790
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
-------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court),
"A", 6.125%, 2034                                                              $   150,000             $    157,784
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook
Project), "A", 5%, 2027                                                            150,000                  150,210
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    307,994
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.9%
-------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
(Georgia Waste Management Project), "A", 5.5%, 2016                            $   500,000             $    537,425
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.7%
-------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project),
5.95%, 2032                                                                    $   750,000             $    808,433
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                            160,000                  175,963
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    984,396
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
-------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev.
(Fort James), 5.625%, 2018                                                     $   150,000             $    151,511
Savannah, GA, Economic Development Pollution (Union Camp Corp.),
6.15%, 2017                                                                      1,000,000                1,127,280
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,278,791
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.4%
-------------------------------------------------------------------------------------------------------------------
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at
Washington Road Apartments LP), FNMA, 5%, 2032                                 $   500,000             $    513,465
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                         900,000                  903,600
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,417,065
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.2%
-------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                           $ 1,000,000             $  1,008,080
Georgia Housing & Finance Authority Rev., Single Family Mortgage,
"A", 5.6%, 2032                                                                    635,000                  653,269
Georgia Housing & Finance Authority Rev., Single Family Mortgage,
"A-2", 4.85%, 2037                                                                 500,000                  504,585
Georgia Housing & Finance Authority Rev., Single Family Mortgage,
"B", 5%, 2026                                                                      250,000                  255,448
Georgia Housing & Finance Authority Rev., Single Family Mortgage,
"C-2", 5.1%, 2022                                                                  750,000                  766,200
Georgia Housing & Finance Authority Rev., Single Family Mortgage,
"C-2", 4.55%, 2031                                                                 500,000                  492,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,680,262
-------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 2.7%
-------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County,
GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)                           $   335,000             $    358,333
County Commissioners of Georgia Assn., Leasing Program, Rockdale County,
GA (Public Purpose Project), AMBAC, 5.625%, 2020                                   165,000                  175,709
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose
Project), AMBAC, 5.9%, 2019                                                      1,000,000                1,079,680
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,613,722
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%
-------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)           $   500,000             $    538,470
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev.,
5%, 2029                                                                           400,000                  421,284
Fayette County, GA, Public Facilities Authority (Criminal Justice Center
Project), 6.25%, 2010 (c)                                                          755,000                  820,459
Gilmer County, GA, Building Authority Rev., Courthouse Project,
"A", XLCA, 5%, 2029                                                                500,000                  528,305
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,308,518
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.8%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018             $ 1,000,000             $  1,035,210
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.5%
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                $   150,000             $    156,042
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                  150,000                  153,590
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    309,632
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033      $   360,000             $    374,782
-------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.2%
-------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority,
"Y", 5.5%, 2016 (c)                                                            $   610,000             $    688,623
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 9.3%
-------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                      $   980,000             $  1,072,581
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation
Funding), "A", 5%, 2031                                                            265,000                  275,205
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation),
"A", 5.75%, 2017                                                                 1,000,000                1,085,520
Private Colleges & University Authority (Emory University),
"A", 5.75%, 2009 (c)                                                             1,000,000                1,061,010
Private Colleges & University Authority (Emory University),
"A", 5.75%, 2010 (c)                                                             1,000,000                1,078,890
Private Colleges & University Authority (Mercer University),
5.75%, 2011 (c)                                                                    500,000                  550,540
Savannah, GA, Economic Development Authority Rev. (College of Art & Design,
Inc.), ETM, 6.2%, 2009 (c)                                                         385,000                  396,696
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,520,442
-------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 2.6%
-------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing
Corp.), "A", 6%, 2021                                                          $   500,000             $    530,635
Marietta, GA, Development Authority Rev., Student Housing (Southern
Polytechnic University), "A", 6.25%, 2007 (c)                                    1,000,000                1,034,390
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,565,025
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
-------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Redevelopment Authority Educational Facilities Rev.
(Riverside Military Academy, Inc.), 5.125%, 2037                               $   200,000             $    205,684
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.1%
-------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020         $ 1,250,000             $  1,503,675
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.),
"A", 6.8%, 2012                                                                  1,000,000                1,125,280
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026         350,000                  374,395
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,003,350
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 31.3%
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., FGIC, 5.5%, 2016 (u)                     $ 8,000,000             $  8,980,400
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                          500,000                  520,415
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                1,000,000                1,082,920
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)         1,000,000                1,084,200
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                     470,000                  506,552
Fairburn, GA, Utility Rev., 5.75%, 2020                                            500,000                  528,915
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                     1,105,000                1,195,964
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                          100,000                  110,598
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)               2,150,000                2,379,873
Gainesville, GA, Water & Sewer Rev., FGIC, 5.625%, 2009 (c)                      1,000,000                1,059,150
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017             1,000,000                1,083,030
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 18,532,017
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $58,204,285)                                                   $ 61,635,820
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.7%
-------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Rev., 3.61%, due 4/04/07, at
Identified Cost and Value                                                      $   970,000             $    970,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $59,174,285) (k)                                                   $ 62,605,820
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.8)%                                                                  (3,416,136)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $ 59,189,684
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                      UNREALIZED
                         NOTIONAL                           CASH FLOWS        CASH FLOWS             APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY      TO RECEIVE          TO PAY              (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  1,000,000     Merrill Lynch      7-Day BMA     2.795% (fixed rate)             $ 6,068
 5/30/19              USD    750,000     Citibank           7-Day BMA     3.695% (fixed rate)               2,962
 6/12/19              USD    500,000     Merrill Lynch      7-Day BMA     3.660% (fixed rate)               3,768
 9/26/22              USD  1,000,000     Goldman Sachs      7-Day BMA     3.807% (fixed rate)               4,949
-------------------------------------------------------------------------------------------------------------------
                                                                                                          $17,747
-------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.6%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.8%
-------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority Rev. (Baltimore/Washington International
Airport), "A", AMBAC, 5%, 2027                                                 $ 1,000,000             $  1,046,440
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 5.9%
-------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                $ 2,120,000             $  2,290,851
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                       1,000,000                1,082,020
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                         2,000,000                2,088,800
Puerto Rico Commonwealth Public Improvement, "A", 5.25%, 2026                    2,330,000                2,504,540
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,966,211
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 15.2%
-------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                               $ 1,000,000             $    951,990
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)          1,000,000                1,025,930
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)          2,000,000                2,051,860
Prince George's County, MD, 0%, 2007                                             5,110,000                5,065,083
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023       2,000,000                2,121,560
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA,
5.375%, 2015                                                                        80,000                   83,930
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                     2,000,000                2,103,700
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027       930,000                  990,813
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028       980,000                1,043,377
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029     1,025,000                1,090,559
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                       1,620,000                1,723,437
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                       2,030,000                2,159,616
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 20,411,855
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.9%
-------------------------------------------------------------------------------------------------------------------
Baltimore County, MD, Rev. (Catholic Health Initiatives), "A", 4.5%, 2033      $ 1,250,000             $  1,248,037
Maryland Health & Higher Education (Peninsula Regional Medical Center),
5%, 2036                                                                         1,000,000                1,038,930
Maryland Health & Higher Educational Facilities Authority Rev. (University
of Maryland Medical System), "A", 5%, 2041                                         500,000                  515,265
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist
Healthcare), "A", 5.75%, 2025                                                    1,000,000                1,065,600
Maryland Health & Higher Educational Facilities Authority Rev. (Anne
Arundel Health Systems), "A", FSA, 5%, 2023                                      1,000,000                1,052,000
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert
Health Systems), 5.5%, 2039                                                      1,000,000                1,067,510
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll
County General Hospital), 6%, 2037                                               1,000,000                1,068,310
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic
Health), "A", 6%, 2020                                                             245,000                  264,277
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic
Health), "A", ETM, 6%, 2020 (c)                                                    755,000                  813,935
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors
Community Hospital), "A", 5%, 2029                                                 750,000                  776,093
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick
Memorial Hospital), 5.125%, 2035                                                 1,000,000                1,024,130
Maryland Health & Higher Educational Facilities Authority Rev. (Good
Samaritan Hospital), ETM, 5.7%, 2009 (c)                                         1,085,000                1,116,639
Maryland Health & Higher Educational Facilities Authority Rev. (Johns
Hopkins Hospital), 5%, 2021                                                        750,000                  776,430
Maryland Health & Higher Educational Facilities Authority Rev. (Johns
Hopkins Medical Institutions), "A", 5%, 2037                                       750,000                  788,228
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge
Health), "A", 5.125%, 2034                                                       1,000,000                1,036,320
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar
Health), 5.5%, 2033                                                                800,000                  846,544
Maryland Health & Higher Educational Facilities Authority Rev. (North
Arundel Hospital), 6.5%, 2010 (c)                                                  500,000                  547,765
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban
Hospital), "A", 5.5%, 2016                                                       1,000,000                1,086,230
Maryland Health & Higher Educational Facilities Authority Rev. (Union
Hospital of Cecil County Issue), 5.625%, 2032                                    1,000,000                1,056,710
Maryland Health & Higher Educational Facilities Authority Rev. (Union
Hospital of Cecil County Issue), 5%, 2035                                          500,000                  516,675
Maryland Health & Higher Educational Facilities Authority Rev. (University
of Maryland Medical Systems), 6.625%, 2010 (c)                                   1,000,000                1,083,650
Maryland Health & Higher Educational Facilities Authority Rev. (University
of Maryland Medical Systems), "B", AMBAC, 5%, 2024                               1,000,000                1,050,750
Maryland Health & Higher Educational Facilities Authority Rev. (Upper
Chesapeake Hospital), "A", FSA, 5.5%, 2020                                       2,000,000                2,046,180
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue),
ETM, AMBAC, 5%, 2027 (c)                                                         1,000,000                1,101,440
Maryland Industrial Development Authority, Economic Development Rev.,
RIBS, FSA, 8.076%, 2022 (p)                                                      1,400,000                1,798,160
Montgomery County, MD, Economic Development (Trinity Healthcare Group),
5.125%, 2022                                                                       500,000                  521,720
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 25,307,528
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
-------------------------------------------------------------------------------------------------------------------
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations
Group), "A", 5.125%, 2036                                                      $   400,000             $    409,304
Howard County, MD, Retirement (Ref-Vantage House Facilities),
"B", 5.25%, 2037                                                                   300,000                  305,445
Maryland Health & Higher Educational Facilities (King Farm Presbyterian
Community), "A", 5.3%, 2037                                                        300,000                  306,099
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
Ridge), "A", 6%, 2013 (c)                                                          150,000                  169,161
Maryland Health & Higher Educational Facilities Authority Rev. (Edenwald),
"A", 5.4%, 2037                                                                    350,000                  361,452
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village),
"A", 6.25%, 2034                                                                   400,000                  422,028
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,973,489
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.2%
-------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales,
"B", 6.5%, 2011                                                                $ 1,500,000             $  1,563,570
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.5%
-------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Resources Recovery Rev.
(Baltimore Resco Retrofit Project), 5%, 2012                                   $   690,000             $    702,855
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                        $   375,000             $    412,414
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
-------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development (Baltimore
Aquarium Project), 5.2%, 2026                                                  $ 1,000,000             $  1,051,240
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.7%
-------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                 $   300,000             $    319,116
Harford County MD, Economic Development Rev. (Battelle Memorial Institute
Project), 5.25%, 2034                                                            1,600,000                1,693,920
Maryland Economic Development Corp. (Chesapeake Bay Conference Center),
"A", 5%, 2031                                                                      300,000                  301,977
-------------------------------------------------------------------------------------------------------------------
                                                                                                         $2,315,013
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.5%
-------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                       $   320,000             $    320,000
Howard County, MD, Multi-Family Rev. (Patuxent Square Apartments), FNMA,
4.75%, 2036                                                                      1,000,000                1,007,300
Maryland Community Development Administration (Waters Landing II
Apartments), "A", GNMA, 5.875%, 2033                                             1,500,000                1,576,455
Maryland Community Development Administration, "A", 5%, 2034                       910,000                  927,663
Maryland Community Development Administration, "A", 5.1%, 2044                     970,000                  988,760
Maryland Community Development Administration, "A", 5.05%, 2047                  1,000,000                1,014,750
Maryland Community Development Administration, "B", 5%, 2039                       500,000                  507,215
Maryland Community Development Administration, "D", 5%, 2032                     1,000,000                1,015,450
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,357,593
-------------------------------------------------------------------------------------------------------------------
Parking - 1.2%
-------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
Medical Institutions), AMBAC, 5%, 2034                                         $ 1,500,000             $  1,579,905
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 0.1%
-------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral,
"A", 7.4%, 2032                                                                $    30,000             $     30,215
Prince George's County, MD, Housing Single Family Collateral,
"A", GNMA, 5.6%, 2034                                                               50,000                   50,832
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $     81,047
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.9%
-------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016       $ 1,155,000             $  1,180,017
Maryland Community Development Administration Residential, "B", 4.75%, 2019        305,000                  310,331
Maryland Community Development Administration, "I", 6%, 2041                       990,000                1,065,507
Maryland Community Development Administration, Department of Housing &
Community Development, "L", 4.95%, 2038                                          1,000,000                1,020,770
Montgomery County, MD, Housing Opportunities Commission (Single Family
Mortgage Rev.), "B", 4.55%, 2026                                                 1,505,000                1,510,719
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                                                       175,000                  175,824
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,263,168
-------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 4.0%
-------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                               $   805,000             $  1,121,429
Howard County, MD, COP, 8%, 2019                                                   385,000                  536,336
Howard County, MD, COP, 8%, 2019                                                   680,000                  947,294
Howard County, MD, COP, "B", 8.15%, 2021                                           450,000                  646,627
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
Rev., "B", 5%, 2031                                                              2,000,000                2,087,100
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,338,786
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.3%
-------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009   $ 1,500,000             $  1,378,755
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                        1,000,000                1,093,170
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                        3,040,000                3,402,277
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E",
5.7%, 2010 (c)                                                                   1,235,000                1,302,641
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,176,843
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.5%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                  $ 1,000,000             $  1,029,470
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                  1,000,000                1,038,670
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,068,140
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.8%
-------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project),
5.125%, 2029                                                                   $ 1,555,000             $  1,664,954
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing),
5.5%, 2036                                                                         250,000                  255,335
Prince George's County, MD, Special Obligations (National Harbor Project),
5.2%, 2034                                                                         500,000                  511,850
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,432,139
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033      $   230,000             $    239,444
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041            400,000                  412,984
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                        225,000                  227,441
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    879,869
-------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
-------------------------------------------------------------------------------------------------------------------
Maryland Department of Transportation, Port Administration Facilities
Project, AMBAC, 5.25%, 2020                                                    $ 1,690,000             $  1,828,141
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 13.0%
-------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018      $   750,000             $    766,132
Anne Arundel County, MD, Economic Development (Community College Project),
5.25%, 2028                                                                      1,600,000                1,711,648
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
College), 5%, 2030                                                               1,000,000                1,026,080
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
College), "A", 5.7%, 2020                                                          850,000                  882,351
Maryland Health & Higher Education (College Of Art), 5%, 2030                      750,000                  775,575
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040               1,000,000                1,035,680
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher
College), 5.375%, 2025                                                             500,000                  535,355
Maryland Health & Higher Educational Facilities Authority Rev. (Johns
Hopkins University), 5.625%, 2027                                                1,400,000                1,432,634
Maryland Health & Higher Educational Facilities Authority Rev. (Johns
Hopkins University), "A", 5%, 2032                                               2,000,000                2,068,740
Montgomery County, MD, Rev. Authority (College Arts Center Project),
"A", 5%, 2027                                                                    1,950,000                2,059,941
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                         1,500,000                1,671,840
Morgan State University, MD, Academic, "A", ETM, MBIA, 0%, 2008 (c)              1,400,000                1,338,190
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.),
5.5%, 2012 (c)                                                                   1,000,000                1,087,680
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.),
5%, 2031                                                                         1,000,000                1,037,730
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 17,429,576
-------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 5.4%
-------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A",
6%, 2034                                                                       $ 1,000,000             $  1,022,260
Maryland Economic Development Corp. (University of Maryland College Park
Project), AMBAC, 5%, 2019                                                        1,810,000                1,891,360
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A",
6%, 2019                                                                         1,000,000                1,044,410
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson
University), "A", 5.75%, 2029                                                    1,000,000                1,018,500
Maryland Economic Development Corp., Student Housing Rev. (University of
Maryland College Park Projects), CIFG, 5%, 2033                                  2,120,000                2,234,522
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,211,052
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.7%
-------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington
Christian Academy), 5.5%, 2038                                                 $   500,000             $    511,210
Maryland Industrial Development Financing Authority, Economic Development
Authority Rev. (Our Lady of Good Council), "A", 6%, 2035                           400,000                  427,208
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    938,418
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 4.9%
-------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                              $ 3,360,000             $  3,508,646
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                    1,500,000                1,581,285
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.014%, 2015 (n)(v)       1,400,000                1,490,076
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,580,007
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.5%
-------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC,
5.125%, 2032                                                                   $ 1,000,000             $  1,053,630
Baltimore, MD, Rev., LEVRRS, MBIA, 7.57%, 2020 (p)                               3,000,000                3,841,620
Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020                   2,000,000                2,280,540
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                 195,000                  206,942
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,382,732
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $129,245,751)                                                  $136,298,031
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
University Hospital), "A", 3.7%, due 4/05/07                                   $   200,000             $    200,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White
Memorial Hospital), 3.77%, due 4/02/07                                             100,000                  100,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White
Memorial Hospital), 3.77%, due 4/02/07                                             100,000                  100,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.7%, due 4/05/07          500,000                  500,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
Program), 3.8%, due 4/02/07                                                        200,000             $    200,000
-------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                         $  1,100,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $130,345,751) (k)                                                  $137,398,031
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.4)%                                                                  (3,284,926)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $134,113,105
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                      UNREALIZED
                         NOTIONAL                             CASH FLOWS         CASH FLOWS          APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY        TO RECEIVE           TO PAY           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07              USD  3,000,000     Merrill Lynch         7-Day BMA     2.795% (fixed rate)        $ 18,205
 6/12/19              USD  2,000,000     Merrill Lynch         7-Day BMA     3.660% (fixed rate)          15,071
 4/27/22              USD  2,000,000     Citibank              7-Day BMA     3.878% (fixed rate)         (10,117)
 7/23/22              USD  1,000,000     Merrill Lynch         7-Day BMA     3.889% (fixed rate)          (4,796)
 9/26/22              USD  2,000,000     Goldman Sachs         7-Day BMA     3.807% (fixed rate)           9,897
------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 28,260
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.0%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.5%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                        $ 2,000,000             $  2,101,820
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                        1,275,000                1,321,780
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                           3,000,000                3,135,420
Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                             1,000,000                1,070,040
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                         1,460,000                1,566,989
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                              610,000                  794,464
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,990,513
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.6%
-------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                                               $ 3,645,000             $  3,851,489
Brookline, MA, 5.375%, 2019                                                      1,800,000                1,896,066
Commonwealth of Massachusetts, "B", 5.25%, 2028                                  2,500,000                2,867,250
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                      1,150,000                1,193,562
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)                1,640,000                1,752,963
Lynn, MA, AMBAC, 5.125%, 2018                                                    3,690,000                3,828,892
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                               3,000,000                3,215,370
Massachusetts Consolidated Loan, "B", 5.75%, 2010 (c)                            1,000,000                1,062,980
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                           1,000,000                1,060,700
Massachusetts Consolidated Loan, "C", 5.75%, 2010 (c)                            1,500,000                1,602,900
Middleborough, MA, FGIC, 5.6%, 2010 (c)                                             75,000                   79,569
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                   1,000,000                1,070,970
Salisbury, MA, MBIA, 5.25%, 2012 (c)                                             2,790,000                3,013,646
Sutton, MA, MBIA, 5.5%, 2017                                                     1,000,000                1,058,910
Sutton, MA, MBIA, 5.5%, 2019                                                     1,000,000                1,058,330
Westford, MA, FGIC, 5.25%, 2020                                                  2,250,000                2,356,988
Weymouth, MA, MBIA, 5.375%, 2020                                                 1,250,000                1,324,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 32,294,585
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 7.9%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transit Improvements,
6.2%, 2016 (u)                                                                 $ 9,670,000             $ 10,984,927
Massachusetts Bay Transportation Authority, Unrefunded Balance,
"A", 5.75%, 2018                                                                   320,000                  340,349
Maynard, MA, MBIA, 5.5%, 2021                                                    1,000,000                1,093,320
Springfield, MA, FSA, 6.25%, 2009 (c)                                            1,600,000                1,714,816
Worcester, MA, "A", FSA, 6%, 2016                                                2,955,000                3,179,255
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 17,312,667
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 7.2%
-------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                          $ 2,165,000             $  2,183,402
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2015 (u)             2,730,000                3,010,453
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2016 (u)             2,860,000                3,172,169
Dudley-Charlton, MA, Regional School District, FGIC, 5.25%, 2018 (u)             3,130,000                3,504,192
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                      1,720,000                1,849,980
Tantasqua, MA, Regional School District, FSA, 5.375%, 2010 (c)                   2,000,000                2,127,860
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,848,056
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.9%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical
Research), "C", 6.375%, 2016                                                   $    50,000             $     53,952
Massachusetts Health & Educational Facilities Authority Rev. (Baystate
Medical Center), "F", 5.75%, 2033                                                2,000,000                2,123,100
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire
Health Systems), "E", 6.25%, 2031                                                1,350,000                1,466,478
Massachusetts Health & Educational Facilities Authority Rev. (Caritas
Christi), "B", 6.5%, 2012                                                          500,000                  547,435
Massachusetts Health & Educational Facilities Authority Rev. (Caritas
Christi), "B", 6.25%, 2022                                                          20,000                   21,873
Massachusetts Health & Educational Facilities Authority Rev. (Catholic
Health East Issue), 5.5%, 2032                                                   1,575,000                1,666,697
Massachusetts Health & Educational Facilities Authority Rev. (Covenant
Health Systems, Inc.), 6.5%, 2017                                                   75,000                   83,024
Massachusetts Health & Educational Facilities Authority Rev. (Covenant
Health Systems, Inc.), 6%, 2031                                                  1,000,000                1,086,140
Massachusetts Health & Educational Facilities Authority Rev. (Jordan
Hospital), "D", 5.25%, 2018                                                      1,330,000                1,349,445
Massachusetts Health & Educational Facilities Authority Rev.
(Milford-Whitinsville Hospital), "D", 6.35%, 2012 (c)                              300,000                  339,960
Massachusetts Health & Educational Facilities Authority Rev.
(Milford-Whitinsville Regional Hospital), "C", 5.25%, 2018                       1,500,000                1,513,800
Massachusetts Health & Educational Facilities Authority Rev. (Milton
Hospital), "C", 5.5%, 2016                                                         800,000                  825,088
Massachusetts Health & Educational Facilities Authority Rev. (New England
Medical Center Hospital), "H", FGIC, 5.375%, 2018                                1,000,000                1,074,460
Massachusetts Health & Educational Facilities Authority Rev. (New England
Medical Center Hospital), "H", FGIC, 5.375%, 2019                                  815,000                  874,894
Massachusetts Health & Educational Facilities Authority Rev. (New England
Medical Center Hospital), "H", FGIC, 5%, 2025                                    1,135,000                1,178,459
Massachusetts Health & Educational Facilities Authority Rev. (Newton
Wellesley Hospital), "G", MBIA, 6.125%, 2015                                     1,000,000                1,025,290
Massachusetts Health & Educational Facilities Authority Rev. (North Adams
Regional Hospital), "C", 6.625%, 2018                                              475,000                  481,346
Massachusetts Health & Educational Facilities Authority Rev. (Partners
Healthcare Systems), "A", MBIA, 5.375%, 2018                                     2,000,000                2,026,760
Massachusetts Health & Educational Facilities Authority Rev. (Partners
Healthcare Systems), "C", 5.75%, 2021                                              100,000                  108,051
Massachusetts Health & Educational Facilities Authority Rev. (South Shore
Hospital), "F", 5.625%, 2019                                                     2,000,000                2,095,100
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts Memorial Hospital), "C", 6.5%, 2021                             1,000,000                1,090,050
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts Memorial Hospital), "D", 5%, 2033                                 500,000                  507,385
Massachusetts Industrial Finance Agency Rev., Capital Appreciation
(Massachusetts Biomedical Research), "A", 0%, 2010                               5,300,000                4,632,465
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 26,171,252
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
-------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority Rev. (Alzheimer's Center
Project), FHA, 5.5%, 2012                                                      $    30,000             $     30,576
Massachusetts Development Finance Agency Rev., First Mortgage (Loomis
Communities Project), "A", 6.9%, 2032                                              530,000                  580,069
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $    610,645
-------------------------------------------------------------------------------------------------------------------
Human Services - 0.5%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Learning
Center for Deaf Children), "C", 6.1%, 2019                                     $ 1,000,000             $  1,021,460
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.4%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016           $ 1,900,000             $  1,987,495
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways Project),
"A", MBIA, 5.625%, 2011                                                          1,140,000                1,160,440
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  3,147,935
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.8%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.
Project), 5.5%, 2027                                                           $   750,000             $    797,790
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.),
"B", 6.9%, 2029                                                                  1,000,000                1,064,580
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,862,370
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.1%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery (Flour
Corp.), 5.625%, 2019                                                           $ 1,675,000             $  1,747,193
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017     2,100,000                2,161,026
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
Refinery), 5.875%, 2022                                                            595,000                  654,363
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,562,582
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.5%
-------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                         $   785,000             $    824,046
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2034                           1,365,000                1,429,496
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation),
"A", AMBAC, 5.375%, 2012 (c)                                                     3,000,000                3,248,550
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,502,092
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 6.5%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea
Homes), "I-A", LOC, 5%, 2024                                                   $ 1,185,000             $  1,203,071
Massachusetts Development Finance Agency Rev. (Morville House Apartments),
"A", LOC, 4.95%, 2023                                                            2,500,000                2,533,375
Massachusetts Housing Finance Agency Rev., "A", 5%, 2028                         1,000,000                1,024,500
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                         1,000,000                1,029,740
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                       720,000                  741,902
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                         1,240,000                1,275,638
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                       1,565,000                1,602,654
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                       1,445,000                1,478,495
Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A",
AMBAC, 5.7%, 2020                                                                1,475,000                1,537,275
Massachusetts Housing Finance Agency, "E", 4.5%, 2038                            2,000,000                1,963,700
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,390,350
-------------------------------------------------------------------------------------------------------------------
Parking - 0.6%
-------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage),
"A", 6%, 2009 (c)                                                              $   450,000             $    481,338
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage),
"A", 6%, 2009 (c)                                                                  500,000                  534,820
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage),
"A", 6%, 2009 (c)                                                                  250,000                  267,410
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,283,568
-------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.7%
-------------------------------------------------------------------------------------------------------------------
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)      $ 1,500,000             $  1,589,940
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.3%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing Rev.,
"102", 5%, 2029                                                                $ 1,500,000             $  1,526,505
Massachusetts Housing Finance Agency, Single Family Housing Rev.,
"118", 4.75%, 2030                                                               1,500,000                1,503,735
Massachusetts Housing Finance Agency, Single Family Housing Rev.,
"122", 4.85%, 2031                                                               2,000,000                2,040,940
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,071,180
-------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 6.7%, 2014                                         $   600,000             $    648,852
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 5.5%, 2013                                              25,000                   25,981
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 5.6%, 2019                                           1,925,000                1,997,573
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,672,406
-------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.6%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts
Project), 6%, 2015                                                             $ 1,235,000             $  1,413,062
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.2%
-------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                      $ 5,000,000             $  5,595,850
University of Massachusetts, Building Authority Project Rev., "2",
AMBAC, 5.5%, 2018                                                                1,400,000                1,487,472
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  7,083,322
-------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.8%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education Loan Rev., "E",
AMBAC, 5%, 2015                                                                $    90,000             $     92,089
Massachusetts Educational Financing Authority, Education Loan Rev.,
"Issue E", AMBAC, 5.3%, 2016                                                     1,490,000                1,525,924
Massachusetts Educational Financing Authority, Education Loan Rev.,
"Issue G", "A", MBIA, 6.05%, 2017                                                   50,000                   51,462
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,669,475
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%
-------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                  $ 2,950,000             $  3,036,937
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                  1,420,000                1,474,911
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  4,511,848
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unfunded Balance,
"A", 5.25%, 2030                                                               $   615,000             $    641,537
-------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033      $   660,000             $    687,099
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039            400,000                  418,687
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050       2,000,000                  136,920
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  1,242,706
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 21.0%
-------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev., "A",
XLCA, 5.25%, 2023                                                              $ 1,000,000             $  1,064,020
Massachusetts College Building Authority Project Rev., "A", XLCA, 5%, 2043       2,110,000                2,180,179
Massachusetts Development Finance Agency Rev. (Boston University),
XLCA, 6%, 2059                                                                   1,500,000                1,843,500
Massachusetts Development Finance Agency Rev. (Clark University),
XLCA, 5.125%, 2025                                                               1,500,000                1,598,235
Massachusetts Development Finance Agency Rev. (Curry College), "A",
ACA, 5%, 2036                                                                    1,000,000                1,026,720
Massachusetts Development Finance Agency Rev. (Hampshire College),
5.7%, 2034                                                                       1,000,000                1,062,530
Massachusetts Development Finance Agency Rev. (Massachusetts College
of Pharmacy), "B", 6.625%, 2010 (c)                                                 50,000                   54,338
Massachusetts Development Finance Agency Rev. (Massachusetts College
of Pharmacy), "C", 5.75%, 2033                                                   1,000,000                1,068,110
Massachusetts Development Finance Agency Rev. (Mount Holyoke College),
5.125%, 2021                                                                     1,000,000                1,048,600
Massachusetts Development Finance Agency Rev. (Olin College), "B",
XLCA, 5.25%, 2033                                                                3,000,000                3,189,810
Massachusetts Development Finance Agency Rev. (Suffolk University),
5.75%, 2009 (c)                                                                  1,000,000                1,053,520
Massachusetts Development Finance Agency Rev. (Suffolk University),
5.85%, 2009 (c)                                                                  1,000,000                1,055,650
Massachusetts Development Finance Agency Rev. (Western New England
College), 6.125%, 2012 (c)                                                       1,115,000                1,259,682
Massachusetts Development Finance Agency Rev. Higher Education (Smith
College), 5.5%, 2010 (c)                                                         1,210,000                1,289,691
Massachusetts Health & Educational Facilities Authority Rev. (Boston
College), "K", 5.25%, 2023                                                       4,350,000                4,352,001
Massachusetts Health & Educational Facilities Authority Rev. (Simmons
College), "D", AMBAC, 6.05%, 2010 (c)                                            1,745,000                1,898,298
Massachusetts Health & Educational Facilities Authority Rev. (Simmons
College), "F", FGIC, 5%, 2013 (c)                                                  500,000                  537,805
Massachusetts Health & Educational Facilities Authority Rev. (Umass
Worcester), "B", FGIC, 5.125%, 2011 (c)                                            775,000                  822,624
Massachusetts Health & Educational Facilities Authority Rev. (Umass
Worcester), "B", FGIC, 5.125%, 2019                                              1,005,000                1,059,089
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts), "A", FGIC, 5.75%, 2010 (c)                                    2,395,000                2,582,050
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts), "A", FGIC, 5.85%, 2010 (c)                                    1,200,000                1,297,620
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts), "C", MBIA, 5.25%, 2031                                        3,000,000                3,236,910
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts), "D", FGIC, 5%, 2029                                           1,500,000                1,575,465
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley
College), 5%, 2033                                                               1,000,000                1,044,020
Massachusetts Health & Educational Facilities Authority Rev. (Wheelock
College), "B", MBIA, 5.5%, 2021                                                  3,275,000                3,454,339
Massachusetts Health & Educational Facilities Authority Rev. (Williams
College), "H", 5%, 2028                                                          1,000,000                1,047,940
Massachusetts Health & Educational Facilities Authority Rev. (University
of Massachusetts), "A", FGIC, 5.625%, 2010 (c)                                   2,170,000                2,330,645
Massachusetts Industrial Finance Agency Rev. (Brandeis University),
"C", MBIA, 0%, 2009                                                              1,000,000                  908,250
Massachusetts Industrial Finance Agency Rev. (Brandeis University),
"C", MBIA, 0%, 2010                                                              1,000,000                  873,830
Massachusetts Industrial Finance Agency Rev. (Brandeis University),
"C", MBIA, 0%, 2011                                                                500,000                  420,365
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 46,235,836
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 4.3%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield Academy),
"A", 5%, 2028                                                                  $ 1,000,000             $  1,046,300
Massachusetts Development Finance Agency Rev. (Middlesex School),
5.125%, 2023                                                                       500,000                  531,215
Massachusetts Development Finance Agency Rev. (Williston Northampton
School), 6.5%, 2008 (c)                                                          1,300,000                1,378,143
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
School), 5.55%, 2019                                                             1,000,000                1,040,030
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
School), 5.65%, 2029                                                             1,000,000                1,034,320
Massachusetts Industrial Finance Agency Rev. (Concord Academy),
5.5%, 2027                                                                       2,000,000                2,052,980
Massachusetts Industrial Finance Agency Rev. (Dana Hall School),
5.9%, 2007 (c)                                                                   1,340,000                1,373,714
Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4%, 2018         1,000,000                1,046,860
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  9,503,562
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens Electric Systems),
5.625%, 2016                                                                   $   725,000             $    768,130
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.9%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance,
"5", 5.75%, 2017                                                               $    25,000             $     26,377
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2014 (c)                  855,000                  925,136
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2029                      160,000                  167,886
Massachusetts Water Pollution Abatement Trust, "10", 5%, 2034                      145,000                  151,683
Massachusetts Water Pollution Abatement Trust, "A", 5%, 2012 (c)                 1,435,000                1,527,916
Massachusetts Water Pollution Abatement Trust, "A", 5%, 2032                        75,000                   78,086
Massachusetts Water Resources Authority, 6.5%, 2019 (u)                          8,020,000                9,571,790
Massachusetts Water Resources Authority, General, Rev., "A",
FGIC, 6%, 2010 (c)                                                               1,000,000                1,082,090
Massachusetts Water Resources Authority, General, Rev., "J", FSA, 5%, 2023         500,000                  522,275
Springfield, MA, Water & Sewer Commission, General, Rev., "A",
AMBAC, 5%, 2021                                                                  1,000,000                1,054,470
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 15,107,709
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $217,700,196)                                                  $231,508,788
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.4%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
University Hospital), "D", 3.7%, due 4/05/07                                   $   300,000             $    300,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White
Memorial Hospital), 3.77%, due 4/02/07                                             103,000                  103,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.7%, due 4/05/07                                                                  100,000                  100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.75%,
due 4/02/07                                                                        300,000             $    300,000
-------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                         $    803,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $218,503,196) (k)                                                  $232,311,788
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.4)%                                                                 (11,848,077)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $220,463,711
-------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                       UNREALIZED
                         NOTIONAL                            CASH FLOWS           CASH FLOWS          APPRECIATION
EXPIRATION                AMOUNT          COUNTERPARTY       TO RECEIVE             TO PAY           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07              USD  5,000,000     Merrill Lynch         7-Day BMA       2.795% (fixed rate)        $30,341
8/15/22               USD  2,500,000     Goldman Sachs    5.286% (fixed rate)     3-Month LIBOR            (6,877)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          $23,464
-------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:
(c) Refunded Bond
(d) Non-income producing security - in default.
(k) As of March 31, 2007, the following funds held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

    FUND                                                MARKET VALUE                     % OF MARKET VALUE
    ---------------------------------------------------------------------------------------------------------
    Alabama Fund                                       $ 88,345,460                            99.47%
    Arkansas Fund                                       139,618,446                            98.66%
    California Fund                                     437,528,353                            97.23%
    Florida Fund                                         79,024,576                            99.25%
    Georgia Fund                                         61,635,820                            98.45%
    Maryland Fund                                       136,298,031                            99.20%
    Massachusetts Fund                                  231,508,788                            99.65%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,267 and $1,490,076, representing 0.2% and 1.1% of net assets for the Florida Fund and Maryland Fund, respectively.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity
LIBOR         London Interbank Offered Rate
LOC           Letter of Credit

Insurers                                                        Inverse Floaters
---------------------------------------------------------------------------------------------------------------
ACA         ACA Financial Guaranty Corp.                        LEVRRS    Leveraged Reverse Rate Security
AMBAC       AMBAC Indemnity Corp.                               RIBS      Residual Interest Bonds
ASST GTY    Asset Guaranty Insurance Co.                        RITES     Residual Interest Tax-Exempt Security
CHFC        California Health Facilities Construction Program
CIFG        CDC IXIS Financial Guaranty
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance, Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 3/31/07

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                      $85,131,390    $134,799,296    $428,643,713     $76,019,568
  Unrealized appreciation (depreciation)                                 3,689,070       6,719,150      21,364,640       3,605,008
----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                            $88,820,460    $141,518,446    $450,008,353     $79,624,576
Cash                                                                        25,344          22,808          54,734          88,800
Receivable for investments sold                                            451,800       1,517,017       1,269,438         110,175
Receivable for fund shares sold                                            210,120         235,135      15,475,350          37,990
Interest receivable                                                      1,328,596       1,921,226       5,278,353       1,401,964
Unrealized appreciation on interest rate swaps                              12,137          26,104          98,128          30,545
Other assets                                                                 2,452           3,613           8,662           2,548
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           $90,850,909    $145,244,349    $472,193,018     $81,296,598
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                     $119,218        $218,811        $623,260        $131,567
Payable for investments purchased                                             --              --         4,966,450            --
Payable to the holder of the floating rate certificate from trust
assets                                                                   6,500,000       8,235,000      21,455,000       6,500,000
Payable for fund shares reacquired                                          47,821         142,840         311,588          22,043
Unrealized depreciation on interest rate swaps                              13,157           8,489          38,796           1,847
Payable to affiliates -
  Management fee                                                             2,069           3,363          10,611           1,835
  Shareholder servicing costs                                                7,665           8,651          22,246           5,976
  Distribution and service fees                                              2,366           4,442          22,027           1,013
  Administrative services fee                                                  193             268             691             179
Payable for independent trustees' compensation                              10,116           9,811          19,415           9,745
Payable for interest expense and fees                                      111,108          75,965         150,461          61,132
Accrued expenses and other liabilities                                      56,046          67,265          92,093          64,947
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       $6,869,759      $8,774,905     $27,712,638      $6,800,284
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $83,981,150    $136,469,444    $444,480,380     $74,496,314
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $79,852,720    $129,193,288    $423,969,629     $71,006,771
Unrealized appreciation (depreciation) on investments                    3,688,050       6,736,765      21,423,972       3,633,706
Accumulated net realized gain (loss) on investments                        319,646         315,487        (895,977)        (79,913)
Accumulated undistributed (distributions in excess of) net investment
income                                                                     120,734         223,904         (17,244)        (64,250)
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                             $83,981,150    $136,469,444    $444,480,380     $74,496,314
----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND
Net assets
Class A                                                                $73,559,914    $127,477,261    $366,860,790     $63,590,266
Class B                                                                 10,421,236       8,992,183      47,127,267      10,906,048
Class C                                                                         --              --      30,492,323              --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                       $83,981,150    $136,469,444    $444,480,380     $74,496,314
----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                  7,036,260      12,646,778      62,378,258       6,304,076
Class B                                                                    996,967         891,151       8,011,672       1,081,105
Class C                                                                         --              --       5,166,761              --
----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                          8,033,227      13,537,929      75,556,691       7,385,181
----------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                      $10.45          $10.08           $5.88          $10.09
----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)              $10.97          $10.58           $6.17          $10.59
----------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                      $10.45          $10.09           $5.88          $10.09
----------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                         $--             $--           $5.90             $--
----------------------------------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities - continued

                                                                                           GEORGIA        MARYLAND  MASSACHUSETTS
AT 3/31/07                                                                                    FUND            FUND           FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                                      $59,174,285    $130,345,751   $218,503,196
  Unrealized appreciation (depreciation)                                                 3,431,535       7,052,280     13,808,592
---------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                            $62,605,820    $137,398,031   $232,311,788
Cash                                                                                         5,085          66,672         50,543
Receivable for investments sold                                                            465,000         155,645      1,197,134
Receivable for fund shares sold                                                              1,385          43,440        100,813
Interest receivable                                                                      1,084,409       1,832,993      3,500,121
Unrealized appreciation on interest rate swaps                                              17,747          43,173         30,341
Other assets                                                                                 1,953           3,668          5,757
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           $64,181,399    $139,543,622   $237,196,497
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                      $74,061        $178,633       $357,078
Payable for investments purchased                                                          203,517         306,534             --
Payable to holder of the floating rate certificate from trust assets                     4,500,000       4,700,000     15,705,000
Payable for fund shares reacquired                                                          66,588          67,636        407,927
Unrealized depreciation on interest rate swaps                                                  --          14,913          6,877
Payable to affiliates -
  Management fee                                                                             1,459           3,303          5,435
  Shareholder servicing costs                                                                4,958           6,396         15,251
  Distribution and service fees                                                              1,720           4,736          8,016
  Administrative services fee                                                                  157             265            389
Payable for independent trustees' compensation                                              11,468          14,069         14,156
Payable for interest expense and fees                                                       67,346          63,680        129,774
Accrued expenses and other liabilities                                                      60,441          70,352         82,883
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       $4,991,715      $5,430,517    $16,732,786
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $59,189,684    $134,113,105   $220,463,711
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $55,895,673    $126,627,155   $206,251,961
Unrealized appreciation (depreciation) on investments                                    3,449,282       7,080,540     13,832,056
Accumulated net realized gain (loss) on investments                                        (37,816)        485,593        548,837
Accumulated distributions in excess of net investment income                              (117,455)        (80,183)      (169,143)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                             $59,189,684    $134,113,105   $220,463,711
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                           GEORGIA        MARYLAND  MASSACHUSETTS
                                                                                              FUND            FUND           FUND
Net assets
Class A                                                                                $51,015,148    $117,598,430   $189,048,861
Class B                                                                                  8,174,536      16,514,675     31,414,850
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $59,189,684    $134,113,105   $220,463,711
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                                  4,710,490      10,408,731     16,805,151
Class B                                                                                    752,085       1,462,413      2,788,065
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                          5,462,575      11,871,144     19,593,216
---------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                                      $10.83          $11.30         $11.25
---------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)                              $11.37          $11.86         $11.81
---------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                      $10.87          $11.29         $11.27
---------------------------------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year ended 3/31/07

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                           ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA
                                                                              FUND            FUND            FUND            FUND
NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                $4,986,166      $7,829,769     $21,889,251      $4,414,816
----------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                          $469,793        $733,703      $2,181,898        $444,665
  Distribution and service fees                                            303,935         210,665       1,062,916          96,484
  Shareholder servicing costs                                              102,250         148,600         429,203          92,852
  Administrative services fee                                               23,878          32,507          79,763          23,066
  Independent trustees' compensation                                         3,888           6,343          12,685           4,128
  Custodian fee                                                             38,503          47,402         123,002          44,469
  Shareholder communications                                                 7,266          16,669          29,848           9,472
  Auditing fees                                                             40,805          40,805          41,605          40,805
  Legal fees                                                                 4,201           3,188          16,553           5,104
  Interest expense and fees                                                248,171         312,869       1,028,247         249,353
  Miscellaneous                                                             41,862          49,367          76,424          51,504
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          $1,284,552      $1,602,118      $5,082,144      $1,061,902
----------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (7,416)         (9,510)        (26,674)         (7,525)
  Reduction of expenses by investment adviser                             (213,987)       (334,194)       (993,826)       (202,543)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            $1,063,149      $1,258,414      $4,061,644        $851,834
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   $3,923,017      $6,571,355     $17,827,607      $3,562,982
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                 $322,096         $27,552      $1,363,160        $360,428
  Swap transactions                                                        142,601         208,747          54,114         (92,508)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   $464,697        $236,299      $1,417,274        $267,920
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                            $(496,594)      $(257,541)       $658,111        $(10,428)
  Swap transactions                                                        (45,992)        (74,791)         60,379         (51,183)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                $(542,586)      $(332,332)       $718,490        $(61,611)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    $(77,889)       $(96,033)     $2,135,764        $206,309
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                    $3,845,128      $6,475,322     $19,963,371      $3,769,291
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations - continued

                                                                                           GEORGIA        MARYLAND   MASSACHUSETTS
                                                                                              FUND            FUND           FUND
YEAR ENDED 3/31/07

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                $3,376,702      $7,442,912    $13,035,556
---------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                                          $332,832        $742,271     $1,257,514
  Distribution and service fees                                                            218,796         598,323      1,024,363
  Shareholder servicing costs                                                               72,193         154,248        257,406
  Administrative services fee                                                               19,395          32,794         49,670
  Independent trustees' compensation                                                         3,817           6,756         11,964
  Custodian fee                                                                             33,095          47,864         64,315
  Shareholder communications                                                                 6,298          15,196         23,713
  Auditing fees                                                                             40,944          40,805         41,605
  Legal fees                                                                                12,046           6,081          4,126
  Interest expense and fees                                                                173,603         179,261        600,707
  Miscellaneous                                                                             41,959          48,503         60,388
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                            $954,978      $1,872,102     $3,395,771
---------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                      (5,427)         (6,620)        (9,858)
  Reduction of expenses by investment adviser                                             (151,603)       (338,098)      (572,789)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                              $797,948      $1,527,384     $2,813,124
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,578,754      $5,915,528    $10,222,432
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                                  $41,612        $579,948       $975,167
  Swap transactions                                                                        (29,265)        112,213        306,775
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $12,347        $692,161     $1,281,942
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                              $51,271       $(234,137)     $(927,820)
  Swap transactions                                                                        (48,734)        (84,020)      (107,972)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $2,537       $(318,157)   $(1,035,792)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $14,884        $374,004       $246,150
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $2,593,638      $6,289,532    $10,468,582
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                               ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA
                                                                                  FUND          FUND          FUND          FUND

YEAR ENDED 3/31/07

CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   $3,923,017      $6,571,355     $17,827,607      $3,562,982
Net realized gain (loss) on investments                                    464,697         236,299       1,417,274         267,920
Net unrealized gain (loss) on investments                                 (542,586)       (332,332)        718,490         (61,611)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                    $3,845,128      $6,475,322     $19,963,371      $3,769,291
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 ---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                              $(3,156,475)    $(5,558,406)   $(14,096,653)    $(3,011,198)
  Class B                                                                 (428,985)       (376,114)     (1,967,039)       (462,859)
  Class C                                                                       --              --      (1,065,059)             --
From net realized gain on investments
  Class A                                                                 (333,902)             --              --              --
  Class B                                                                  (52,906)             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(3,972,268)    $(5,934,520)   $(17,128,751)    $(3,474,057)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                      $(3,538,592)     $3,213,195     $61,771,471    $(11,171,039)
----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                             $(3,665,732)     $3,753,997     $64,606,091    $(10,875,805)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                  87,646,882     132,715,447     379,874,289      85,372,119

At end of period                                                       $83,981,150    $136,469,444    $444,480,380     $74,496,314
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment
income included in net assets at end of period                            $120,734        $223,904        $(17,244)       $(64,250)
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                                             GEORGIA      MARYLAND MASSACHUSETTS
                                                                                                FUND          FUND          FUND

YEAR ENDED 3/31/07

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,578,754      $5,915,528    $10,222,432
Net realized gain (loss) on investments                                                     12,347         692,161      1,281,942
Net unrealized gain (loss) on investments                                                    2,537        (318,157)    (1,035,792)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $2,593,638      $6,289,532    $10,468,582
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                              $(2,152,288)    $(4,893,616)   $(8,163,055)
  Class B                                                                                 (308,790)       (695,797)    (1,225,506)
From net realized gain on investments
  Class A                                                                                       --        (325,482)      (437,284)
  Class B                                                                                       --         (51,909)       (76,182)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(2,461,078)    $(5,966,804)   $(9,902,027)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                      $(2,439,289)    $(2,526,883)  $(14,018,473)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $(2,306,729)    $(2,204,155)  $(13,451,918)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  61,496,413     136,317,260    233,915,629

At end of period                                                                       $59,189,684    $134,113,105   $220,463,711
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in net assets at
end of period                                                                            $(117,455)       $(80,183)     $(169,143)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                               ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA
                                                                                  FUND          FUND          FUND          FUND
YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   $3,884,000      $6,060,009     $17,491,686      $3,752,067
Net realized gain (loss) on investments                                    232,548         517,963      (1,179,180)        799,247
Net unrealized gain (loss) on investments                               (1,578,587)     (2,311,453)     (1,069,351)     (1,123,082)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                    $2,537,961      $4,266,519     $15,243,155      $3,428,232
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                              $(3,354,087)    $(5,605,194)   $(13,643,612)    $(3,110,488)
  Class B                                                                 (517,644)       (401,413)     (2,512,572)       (644,130)
  Class C                                                                       --              --      (1,210,439)             --
From net realized gain on investments
  Class A                                                                       --              --        (498,302)             --
  Class B                                                                       --              --        (106,987)             --
  Class C                                                                       --              --         (52,867)             --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(3,871,731)    $(6,006,607)   $(18,024,779)    $(3,754,618)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                      $(3,636,892)    $(3,878,943)   $(14,978,975)    $(1,765,570)
----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                             $(4,970,662)    $(5,619,031)   $(17,760,599)    $(2,091,956)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                  92,617,544     138,334,478     397,634,888      87,464,075
At end of period                                                       $87,646,882    $132,715,447    $379,874,289     $85,372,119
----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment
income included in net assets at end of period                           $(158,182)        $71,943       $(601,740)      $(101,465)
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                                             GEORGIA      MARYLAND MASSACHUSETTS
                                                                                                FUND          FUND          FUND
YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,710,686      $6,200,729    $10,103,339
Net realized gain (loss) on investments                                                    104,934         639,411      1,768,389
Net unrealized gain (loss) on investments                                               (1,168,516)     (2,628,342)    (2,752,976)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $1,647,104      $4,211,798     $9,118,752
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                              $(2,297,243)    $(5,277,930)   $(8,657,757)
  Class B                                                                                 (404,404)       (856,271)    (1,391,165)
From net realized gain on investments
  Class A                                                                                       --        (725,708)      (709,997)
  Class B                                                                                       --        (137,622)      (137,074)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(2,701,647)    $(6,997,531)  $(10,895,993)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                      $(3,918,543)   $(10,873,307)  $(15,175,916)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $(4,973,086)   $(13,659,040)  $(16,953,157)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  66,469,499     149,976,300    250,868,786
At end of period                                                                       $61,496,413    $136,317,260   $233,915,629
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in net assets
at end of period                                                                         $(174,205)      $(270,349)     $(477,259)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                           YEARS ENDED 3/31
                                                                      -----------------------------------------------------------
CLASS A                                                                  2007         2006         2005         2004         2003
Net asset value, beginning of period                                   $10.47       $10.62       $10.88       $10.82       $10.31
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                            $0.49        $0.46        $0.48        $0.48        $0.48
Net realized and unrealized gain (loss) on investments (z)              (0.01)       (0.15)       (0.22)        0.06         0.54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.48        $0.31        $0.26        $0.54        $1.02
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                             $(0.45)      $(0.46)      $(0.48)      $(0.48)      $(0.50)
From net realized gain on investments                                   (0.05)          --        (0.04)          --        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.50)      $(0.46)      $(0.52)      $(0.48)      $(0.51)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.45       $10.47       $10.62       $10.88       $10.82
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                               4.66         2.97         2.40         5.11        10.06
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.40         1.33         1.21         1.17         1.18
Expenses after expense reductions (f)                                    1.15         1.08         0.96         0.96         0.98
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                         0.86         0.87         0.84         0.88         0.88
Net investment income (z)                                                4.70         4.37         4.46         4.38         4.49
Portfolio turnover                                                          9            9           17           10           21
Net assets at end of period (000 Omitted)                             $73,560      $74,204      $77,499      $80,704      $84,474
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ALABAMA MUNICIPAL BOND FUND - CONTINUED

                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                  $10.47       $10.62       $10.88       $10.82       $10.31
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.41        $0.38        $0.40        $0.39        $0.40
Net realized and unrealized gain (loss) on investments (z)             (0.01)       (0.15)       (0.23)        0.07         0.54
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.40        $0.23        $0.17        $0.46        $0.94
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.37)      $(0.38)      $(0.39)      $(0.40)      $(0.42)
From net realized gain on investments                                  (0.05)          --        (0.04)          --        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.38)      $(0.43)      $(0.40)      $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.45       $10.47       $10.62       $10.88       $10.82
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              3.88         2.20         1.63         4.32         9.14
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.15         2.08         1.96         1.91         1.93
Expenses after expense reductions (f)                                   1.90         1.83         1.71         1.71         1.73
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.61         1.62         1.59         1.63         1.63
Net investment income (z)                                               3.93         3.61         3.71         3.63         3.74
Portfolio turnover                                                         9            9           17           10           21
Net assets at end of period (000 Omitted)                            $10,421      $13,443      $15,118      $17,339      $16,163
--------------------------------------------------------------------------------------------------------------------------------
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                               $10.04        $10.17        $10.41        $10.40         $9.97
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.50         $0.45         $0.45         $0.45         $0.47
Net realized and unrealized gain (loss) on investments (z)          (0.01)        (0.13)        (0.23)         0.01          0.46
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.49         $0.32         $0.22         $0.46         $0.93
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.45)       $(0.45)       $(0.46)       $(0.45)       $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.08        $10.04        $10.17        $10.41        $10.40
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           5.02          3.17          2.14          4.53          9.51
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.14          1.10          1.00          0.99          1.02
Expenses after expense reductions (f)                                0.89          0.85          0.75          0.79          0.82
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.66          0.67          0.65          0.72          0.73
Net investment income (z)                                            4.98          4.45          4.47          4.31          4.59
Portfolio turnover                                                     10            10            13            19            15
Net assets at end of period (000 Omitted)                        $127,477      $122,067      $127,075      $139,333      $134,521
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND - CONTINUED

                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003

Net asset value, beginning of period                                  $10.05       $10.18       $10.42       $10.41        $9.98
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.43        $0.38        $0.38        $0.37        $0.39
Net realized and unrealized gain (loss) on investments (z)             (0.01)       (0.14)       (0.24)        0.01         0.46
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.42        $0.24        $0.14        $0.38        $0.85
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.38)      $(0.37)      $(0.38)      $(0.37)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.09       $10.05       $10.18       $10.42       $10.41
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.21         2.39         1.37         3.68         8.62
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.91         1.87         1.76         1.80         1.83
Expenses after expense reductions (f)                                   1.66         1.62         1.51         1.60         1.63
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.43         1.44         1.41         1.53         1.54
Net investment income (z)                                               4.21         3.68         3.71         3.50         3.77
Portfolio turnover                                                        10           10           13           19           15
Net assets at end of period (000 Omitted)                             $8,992      $10,648      $11,259      $12,554      $12,049
--------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS


Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------

CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                                $5.84         $5.88         $5.98         $5.96         $5.70
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.27         $0.28         $0.29         $0.28         $0.28
Net realized and unrealized gain (loss) on investments (z)           0.03         (0.03)        (0.11)         0.02          0.27
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.30         $0.25         $0.18         $0.30         $0.55
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.26)       $(0.28)       $(0.28)       $(0.28)       $(0.29)
From net realized gain on investments                                  --         (0.01)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.26)       $(0.29)       $(0.28)       $(0.28)       $(0.29)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $5.88         $5.84         $5.88         $5.98         $5.96
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           5.30          4.22          3.14          5.22          9.79
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.11          1.09          0.97          0.96          0.96
Expenses after expense reductions (f)                                0.86          0.84          0.72          0.76          0.76
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.60          0.63          0.61          0.67          0.67
Net investment income (z)                                            4.66          4.69          4.91          4.71          4.73
Portfolio turnover                                                     16             9            12             8            22
Net assets at end of period (000 Omitted)                        $366,861      $291,656      $295,332      $314,108      $333,350
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                   $5.84        $5.88        $5.98        $5.96        $5.70
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.23        $0.23        $0.25        $0.23        $0.23
Net realized and unrealized gain (loss) on investments (z)              0.03        (0.03)       (0.11)        0.03         0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.26        $0.20        $0.14        $0.26        $0.50
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.22)      $(0.23)      $(0.24)      $(0.24)      $(0.24)
From net realized gain on investments                                     --        (0.01)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.22)      $(0.24)      $(0.24)      $(0.24)      $(0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.88        $5.84        $5.88        $5.98        $5.96
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.51         3.44         2.38         4.38         8.93
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.88         1.85         1.70         1.76         1.75
Expenses after expense reductions (f)                                   1.62         1.60         1.45         1.56         1.55
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.37         1.39         1.34         1.47         1.46
Net investment income (z)                                               3.91         3.94         4.17         3.91         3.94
Portfolio turnover                                                        16            9           12            8           22
Net assets at end of period (000 Omitted)                            $47,127      $58,338      $69,142      $85,106      $98,888
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS C                                                                 2007         2006         2005         2004         2003

Net asset value, beginning of period                                   $5.86        $5.90        $6.00        $5.98        $5.72
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.22        $0.23        $0.24        $0.23        $0.23
Net realized and unrealized gain (loss) on investments (z)              0.03        (0.04)       (0.11)        0.02         0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.25        $0.19        $0.13        $0.25        $0.50
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.21)      $(0.22)      $(0.23)      $(0.23)      $(0.24)
From net realized gain on investments                                     --        (0.01)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.21)      $(0.23)      $(0.23)      $(0.23)      $(0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $5.90        $5.86        $5.90        $6.00        $5.98
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.36         3.29         2.22         4.27         8.78
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.01         1.99         1.87         1.86         1.86
Expenses after expense reductions (f)                                   1.76         1.74         1.62         1.65         1.66
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.50         1.53         1.51         1.56         1.57
Net investment income (z)                                               3.77         3.79         4.01         3.81         3.83
Portfolio turnover                                                        16            9           12            8           22
Net assets at end of period (000 Omitted)                            $30,492      $29,880      $33,162      $36,363      $40,804
--------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                               $10.05        $10.09        $10.24        $10.19         $9.78
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.46         $0.45         $0.47         $0.47         $0.48
Net realized and unrealized gain (loss) on investments (z)           0.02         (0.04)        (0.15)         0.05          0.44
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.48         $0.41         $0.32         $0.52         $0.92
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.44)       $(0.45)       $(0.47)       $(0.47)       $(0.51)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.09        $10.05        $10.09        $10.24        $10.19
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           4.92          4.14          3.25          5.20          9.40
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.19          1.11          0.94          0.98          0.88
Expenses after expense reductions (f)                                0.94          0.86          0.69          0.77          0.68
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.64          0.64          0.57          0.64          0.62
Net investment income (z)                                            4.53          4.46          4.68          4.58          4.78
Portfolio turnover                                                      9            17            18            31            27
Net assets at end of period (000 Omitted)                         $63,590       $70,402       $69,082       $79,155       $86,045
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND - CONTINUED
                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                  $10.05       $10.09       $10.24       $10.19        $9.78
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.38        $0.38        $0.40        $0.39        $0.40
Net realized and unrealized gain (loss) on investments (z)              0.03        (0.04)       (0.16)        0.05         0.43
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.41        $0.34        $0.24        $0.44        $0.83
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.37)      $(0.38)      $(0.39)      $(0.39)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.09       $10.05       $10.09       $10.24       $10.19
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.12         3.35         2.45         4.36         8.64
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.96         1.87         1.71         1.77         1.68
Expenses after expense reductions (f)                                   1.71         1.62         1.46         1.57         1.48
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.40         1.40         1.34         1.44         1.42
Net investment income (z)                                               3.77         3.70         3.92         3.78         3.97
Portfolio turnover                                                         9           17           18           31           27
Net assets at end of period (000 Omitted)                            $10,906      $14,970      $18,382      $22,312      $25,175
--------------------------------------------------------------------------------------------------------------------------------
(d)    Per share data are based on average shares outstanding.
(f)    Ratios do not reflect reductions from fees paid indirectly.
(l)    Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r)    Certain expenses have been reduced without which performance would have been lower.
(s)    From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)    Total returns do not include any applicable sales charges.
(z)    The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------

CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                               $10.80        $10.99        $11.22        $11.17        $10.63
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.47         $0.46         $0.48         $0.49         $0.49
Net realized and unrealized gain (loss) on investments (z)           0.01         (0.18)        (0.23)         0.05          0.55
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.48         $0.28         $0.25         $0.54         $1.04
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.45)       $(0.47)       $(0.48)       $(0.49)       $(0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.83        $10.80        $10.99        $11.22        $11.17
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           4.55          2.53          2.27          4.93          9.97
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.47          1.39          1.24          1.20          1.22
Expenses after expense reductions (f)                                1.22          1.14          0.99          0.99          1.02
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.93          0.93          0.88          0.91          0.92
Net investment income (z)                                            4.37          4.22          4.35          4.35          4.43
Portfolio turnover                                                      6             5            18            12            25
Net assets at end of period (000 Omitted)                         $51,015       $51,681       $53,190       $55,659       $57,636
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND - CONTINUED
                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                  $10.84       $11.00       $11.23       $11.18       $10.64
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.40        $0.41        $0.40        $0.40        $0.40

Net realized and unrealized gain (loss) on investments (z)              0.00(w)     (0.18)       (0.24)        0.06         0.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.40        $0.23        $0.16        $0.46        $0.96
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.37)      $(0.39)      $(0.39)      $(0.41)      $(0.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.87       $10.84       $11.00       $11.23       $11.18
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              3.77         2.05         1.51         4.15         9.15
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.22         2.14         1.99         1.94         1.97
Expenses after expense reductions (f)                                   1.97         1.89         1.74         1.74         1.77
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.68         1.68         1.63         1.66         1.67
Net investment income (z)                                               3.63         3.72         3.60         3.60         3.68
Portfolio turnover                                                         6            5           18           12           25
Net assets at end of period (000 Omitted)                             $8,175       $9,816      $13,280      $16,759      $18,077
--------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                               $11.27        $11.49        $11.74        $11.69        $11.21
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.50         $0.50         $0.52         $0.51         $0.52
Net realized and unrealized gain (loss) on investments (z)           0.04         (0.15)        (0.25)         0.06          0.50
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.54         $0.35         $0.27         $0.57         $1.02
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.48)       $(0.50)       $(0.51)       $(0.52)       $(0.54)
From net realized gain on investments                               (0.03)        (0.07)        (0.01)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.51)       $(0.57)       $(0.52)       $(0.52)       $(0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.30        $11.27        $11.49        $11.74        $11.69
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           4.88          3.06          2.36          4.96          9.21
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.29          1.19          1.14          1.17          1.15
Expenses after expense reductions (f)                                1.04          0.94          0.89          0.96          0.95
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.91          0.94          0.89          0.96          0.95
Net investment income (z)                                            4.48          4.38          4.48          4.35          4.51
Portfolio turnover                                                     16             9            12            21            12
Net assets at end of period (000 Omitted)                        $117,598      $115,307      $124,261      $138,201      $138,666
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED
                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                  $11.26       $11.49       $11.74       $11.68       $11.20
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.43        $0.43        $0.44        $0.43        $0.45
Net realized and unrealized gain (loss) on investments (z)              0.03        (0.17)       (0.25)        0.07         0.49
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.46        $0.26        $0.19        $0.50        $0.94
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.40)      $(0.42)      $(0.44)      $(0.44)      $(0.46)
From net realized gain on investments                                  (0.03)       (0.07)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.43)      $(0.49)      $(0.44)      $(0.44)      $(0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.29       $11.26       $11.49       $11.74       $11.68
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.21         2.30         1.69         4.37         8.52
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.95         1.84         1.79         1.81         1.80
Expenses after expense reductions (f)                                   1.70         1.59         1.54         1.61         1.60
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.56         1.59         1.54         1.61         1.60
Net investment income (z)                                               3.83         3.72         3.83         3.70         3.86
Portfolio turnover                                                        16            9           12           21           12
Net assets at end of period (000 Omitted)                            $16,515      $21,011      $25,716      $31,697      $34,033
--------------------------------------------------------------------------------------------------------------------------------
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 3/31
                                                                 ----------------------------------------------------------------
CLASS A                                                              2007          2006          2005          2004          2003
Net asset value, beginning of period                               $11.22        $11.31        $11.52        $11.49        $10.90
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                        $0.51         $0.48         $0.51         $0.51         $0.52
Net realized and unrealized gain (loss) on investments (z)           0.02         (0.05)        (0.22)         0.03          0.60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $0.53         $0.43         $0.29         $0.54         $1.12
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.47)       $(0.48)       $(0.50)       $(0.51)       $(0.53)
From net realized gain on investments                               (0.03)        (0.04)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.50)       $(0.52)       $(0.50)       $(0.51)       $(0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.25        $11.22        $11.31        $11.52        $11.49
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                           4.80          3.83          2.63          4.82         10.42
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                               1.39          1.34          1.19          1.23          1.21
Expenses after expense reductions (f)                                1.14          1.09          0.94          1.02          1.01
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                     0.87          0.90          0.84          0.95          0.92
Net investment income (z)                                            4.57          4.23          4.48          4.39          4.56
Portfolio turnover                                                      5            10            11            14            15
Net assets at end of period (000 Omitted)                        $189,049      $196,992      $210,103      $224,923      $233,500
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED

                                                                                          YEARS ENDED 3/31
                                                                     -----------------------------------------------------------
CLASS B                                                                 2007         2006         2005         2004         2003
Net asset value, beginning of period                                  $11.24       $11.33       $11.54       $11.51       $10.92
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)(z)                                           $0.44        $0.41        $0.43        $0.43        $0.44

Net realized and unrealized gain (loss) on investments (z)              0.02        (0.05)       (0.21)        0.04         0.60
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.46        $0.36        $0.22        $0.47        $1.04
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.40)      $(0.41)      $(0.43)      $(0.44)      $(0.45)

From net realized gain on investments                                  (0.03)       (0.04)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.43)      $(0.45)      $(0.43)      $(0.44)      $(0.45)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.27       $11.24       $11.33       $11.54       $11.51
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                              4.12         3.16         1.97         4.14         9.69
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  2.04         1.99         1.84         1.87         1.86
Expenses after expense reductions (f)                                   1.79         1.74         1.59         1.67         1.66
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                        1.52         1.55         1.49         1.60         1.57
Net investment income (z)                                               3.92         3.58         3.83         3.74         3.91
Portfolio turnover                                                         5           10           11           14           15
Net assets at end of period (000 Omitted)                            $31,415      $36,924      $40,766      $46,253      $47,612
--------------------------------------------------------------------------------------------------------------------------------
Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the funds with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. Each fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The funds may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. At March 31, 2007, the value of bonds transferred to the trust, each fund's payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees in connection with self-deposited inverse floaters were as follows:

                                                                               WEIGHTED AVERAGE      INTEREST EXPENSE AND
                                                PAYABLE TO THE HOLDER          INTEREST RATE ON        FEES IN CONNECTION
                             VALUE OF BONDS      OF THE FLOATING RATE             FLOATING RATE       WITH SELF-DEPOSITED
                             TRANSFERRED TO          CERTIFICATE FROM       CERTIFICATES ISSUED           INVERSE FLOATER
                                  THE TRUST              TRUST ASSETS              BY THE TRUST              TRANSACTIONS
FUND
Alabama Fund                    $13,633,170               $ 6,500,000                     4.23%                  $248,171
Arkansas Fund                    17,445,030                 8,235,000                     4.21%                   312,869
California Fund                  47,771,149                21,455,000                     4.15%                 1,028,247
Florida Fund                     14,107,080                 6,500,000                     4.00%                   249,353
Georgia Fund                     10,043,310                 4,500,000                     4.31%                   173,603
Maryland Fund                    10,107,793                 4,700,000                     4.23%                   179,261
Massachusetts Fund               35,839,381                15,705,000                     4.29%                   600,707

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

As a result of a change in estimate for the amortization of premium and accretion of discount on certain debt securities, interest income has been increased by the following amounts, with a corresponding reduction to net unrealized appreciation (depreciation).

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                        FUND          FUND          FUND          FUND          FUND          FUND            FUND
Interest Income                     $183,123      $395,879      $230,572       $47,896       $75,425      $162,486        $447,164
Net unrealized appreciation
(depreciation)                      (183,123)     (395,879)     (230,572)      (47,896)      (75,425)     (162,486)       (447,164)

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2007, is shown as a reduction of total expenses on the Statements of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
YEAR ENDED 3/31/07                      FUND          FUND          FUND          FUND          FUND          FUND            FUND
Ordinary income (including
any short-term capital gains)        $57,485           $--           $--           $--           $--      $186,693        $513,466
Tax-exempt income                  3,585,460     5,934,520    17,128,751     3,474,057     2,461,078     5,582,159       9,388,561
Long-term capital gain               329,323            --            --            --            --       197,952              --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $3,972,268    $5,934,520   $17,128,751    $3,474,057    $2,461,078    $5,966,804      $9,902,027

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
YEAR ENDED 3/31/06                      FUND          FUND          FUND          FUND          FUND          FUND            FUND
Ordinary income (including
any short-term capital gains)            $--           $--           $--       $49,709           $--           $--             $--
Tax-exempt income                  3,871,731     6,006,607    17,366,623     3,704,909     2,701,647     6,134,201      10,048,922
Long-term capital gain                    --            --       658,156            --            --       863,330         847,071
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $3,871,731    $6,006,607   $18,024,779    $3,754,618    $2,701,647    $6,997,531     $10,895,993

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
AS OF 3/31/07                           FUND          FUND          FUND          FUND          FUND          FUND            FUND
Cost of investments              $78,497,368  $125,957,271  $407,973,746   $69,583,436   $54,645,374  $125,357,611    $203,253,873
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                $4,214,563    $7,374,077   $20,868,087    $3,567,739    $3,470,714    $7,364,552     $13,389,249
Gross depreciation                  (391,471)      (47,902)     (288,480)      (26,599)      (10,268)      (24,132)        (36,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                    $3,823,092    $7,326,175   $20,579,607    $3,541,140    $3,460,446    $7,340,420     $13,352,915
Undistributed ordinary income        109,379            --            --            --            --         8,856         454,630
Undistributed tax-exempt income      572,114       740,341     1,474,026       210,363        92,730       376,829         598,855
Undistributed long-term capital
gain                                  77,664            --            --            --            --       199,581         553,431
Capital loss carryforwards                --      (289,410)     (104,559)      (14,626)           --            --              --
Post-October capital loss deferral        --            --            --            --       (66,017)           --              --
Other temporary differences         (453,819)     (500,950)   (1,438,323)     (247,334)     (193,148)     (439,736)       (748,081)

As of March 31, 2007, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                                 ARKANSAS               CALIFORNIA                  FLORIDA
            EXPIRATION DATE                                          FUND                     FUND                     FUND
            3/31/11                                                  $--                      $--                 $(14,626)
            3/31/12                                             (289,410)                      --                       --
            3/31/14                                                   --                 (104,559)                      --
            -----------------------------------------------------------------------------------------------------------------
            Total                                              $(289,410)               $(104,559)                $(14,626)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to each fund, and has determined that there is no impact resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through
February 28, 2009. For the year ended March 31, 2007, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
         $213,542           $333,501           $991,772           $202,120           $151,288           $337,396           $571,597

The management fee incurred for the year ended March 31, 2007 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the funds.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
          $17,753            $64,852            $85,740            $12,151             $9,074            $27,357            $36,564

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company
Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to
MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                   CLASS A
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
Alabama Fund                                          0.10%             0.25%             0.35%             0.25%          $183,411
Arkansas Fund                                         0.10%             0.25%             0.35%             0.10%           123,342
California Fund                                       0.10%             0.25%             0.35%             0.10%           314,510
Florida Fund                                          0.10%             0.25%             0.35%                --                --
Georgia Fund                                          0.10%             0.25%             0.35%             0.25%           128,785
Maryland Fund                                         0.10%             0.25%             0.35%             0.35%           404,526
Massachusetts Fund                                    0.10%             0.25%             0.35%             0.35%           679,553

                                                                                   CLASS B
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
Alabama Fund                                          0.75%             0.25%             1.00%             1.00%          $120,524
Arkansas Fund                                         0.75%             0.25%             1.00%             0.87%            87,323
California Fund                                       0.75%             0.25%             1.00%             0.86%           451,834
Florida Fund                                          0.75%             0.25%             1.00%             0.76%            96,484
Georgia Fund                                          0.75%             0.25%             1.00%             1.00%            90,011
Maryland Fund                                         0.75%             0.25%             1.00%             1.00%           193,797
Massachusetts Fund                                    0.75%             0.25%             1.00%             1.00%           344,810

                                                                                   CLASS C
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
California Fund                                       0.75%             0.25%             1.00%             1.00%          $296,572

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                        FUND          FUND          FUND          FUND          FUND          FUND            FUND

Total Distribution and
Service Fees                        $303,935      $210,665    $1,062,916       $96,484      $218,796      $598,323      $1,024,363

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2007 based on each class' average daily net assets. Payment of Florida Fund's 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Arkansas Fund and California Fund. Payment of the remaining 0.15% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Florida Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25%
    annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of
    Arkansas Fund's and California Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25%
    annual Class B service fee. On assets attributable to all other Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the Alabama Fund's, Arkansas Fund's, California Fund's,
    Florida Fund's, and Georgia Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March
31, 2007, were as follows:

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
CDSC IMPOSED                            FUND          FUND          FUND          FUND          FUND          FUND            FUND
Class A                                  $--            $1       $20,000           $--           $--           $--          $1,156
Class B                               38,014        21,349        99,477        32,502        11,841        25,324          60,918
Class C                                  N/A           N/A         3,913           N/A           N/A           N/A             N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds' Board of Trustees. For the year ended March 31, 2007, each fund paid
MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets.

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                        FUND          FUND          FUND          FUND          FUND          FUND            FUND
Expenses paid                        $71,308      $111,026      $328,396       $67,833       $50,488      $112,580        $191,101
Percentage of average daily
net assets                            0.0835%       0.0832%       0.0828%       0.0839%       0.0834%       0.0834%         0.0836%

MFSC also receives payment from the funds for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated or unaffiliated service providers. For the year ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
          $28,205            $32,334            $85,185            $21,627            $19,281            $33,479            $54,774

The funds may also pay shareholder servicing related costs directly to non- related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended March 31, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
          0.0280%            0.0244%            0.0201%            0.0285%            0.0321%            0.0243%            0.0217%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees' compensation for the year ended March 31, 2007.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
             $804               $776            $10,864               $772               $792             $1,586             $1,611

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2007, and is included in payable for independent trustees' compensation.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
          $10,065             $9,703            $19,169             $9,689            $11,394            $13,959            $13,895

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2007, the fee paid to Tarantino LLC amounted to the following:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
             $559               $874             $2,599               $532               $399               $888             $1,491

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
             $445               $693             $2,054               $423               $315               $702             $1,192

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                        FUND          FUND          FUND          FUND          FUND          FUND            FUND
Purchases                         $7,739,778   $15,003,226  $102,164,511    $7,531,782    $4,026,935   $22,125,673     $12,059,073
----------------------------------------------------------------------------------------------------------------------------------
Sales                            $11,466,205   $13,896,403   $67,120,714   $18,238,255    $7,366,118   $23,299,374     $26,307,924
----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                          ALABAMA FUND                                            ARKANSAS FUND
                    --------------------------------------------------------  ------------------------------------------------------
                            YEAR ENDED                   YEAR ENDED                   YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                    ---------------------------  ---------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A               669,802     $7,025,464       453,164     $4,807,670    1,572,202    $15,852,374    1,098,066    $11,184,396
  Class B                29,502        309,032        47,894        508,335       44,510        445,846      127,141      1,292,625
------------------------------------------------------------------------------------------------------------------------------------
                        699,304     $7,334,496       501,058     $5,316,005    1,616,712    $16,298,220    1,225,207    $12,477,021

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               195,465     $2,049,643       183,725     $1,948,887      309,341     $3,114,374      306,870     $3,122,224
  Class B                27,098        284,136        27,249        289,073       22,326        224,998       24,788        252,510
------------------------------------------------------------------------------------------------------------------------------------
                        222,563     $2,333,779       210,974     $2,237,960      331,667     $3,339,372      331,658     $3,374,734

Shares reacquired
  Class A              (917,325)   $(9,608,003)     (842,942)   $(8,923,169)  (1,396,838)  $(14,049,706)  (1,743,455)  $(17,710,230)
  Class B              (344,019)    (3,598,864)     (213,823)    (2,267,688)    (235,505)    (2,374,691)    (198,441)    (2,020,468)
------------------------------------------------------------------------------------------------------------------------------------
                     (1,261,344)  $(13,206,867)   (1,056,765)  $(11,190,857)  (1,632,343)  $(16,424,397)  (1,941,896)  $(19,730,698)

Net change
  Class A               (52,058)     $(532,896)     (206,053)   $(2,166,612)     484,705     $4,917,042     (338,519)   $(3,403,610)
  Class B              (287,419)    (3,005,696)     (138,680)    (1,470,280)    (168,669)    (1,703,847)     (46,512)      (475,333)
------------------------------------------------------------------------------------------------------------------------------------
                       (339,477)   $(3,538,592)     (344,733)   $(3,636,892)     316,036     $3,213,195     (385,031)   $(3,878,943)

                                        CALIFORNIA FUND                                            FLORIDA FUND
                    --------------------------------------------------------  ------------------------------------------------------
                            YEAR ENDED                   YEAR ENDED                   YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                    ---------------------------  ---------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A            19,060,380   $112,028,736     5,540,422    $32,768,817      628,039     $6,315,187    1,343,743    $13,639,634
  Class B               439,370      2,576,697       341,572      2,022,416       51,412        517,499      116,876      1,188,551
  Class C               682,033      4,026,468       501,717      2,981,705           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
                     20,181,783   $118,631,901     6,383,711    $37,772,938      679,451     $6,832,686    1,460,619    $14,828,185

Shares issued to
shareholders in
reinvestment of
distributions
  Class A             1,284,059     $7,531,550     1,269,372     $7,511,470      150,268     $1,515,757      142,752     $1,450,063
  Class B               204,868      1,201,571       262,673      1,555,229       21,190        213,659       27,817        282,641
  Class C               106,824        628,361       129,873        771,330           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
                      1,595,751     $9,361,482     1,661,918     $9,838,029      171,458     $1,729,416      170,569     $1,732,704

Shares reacquired
  Class A            (7,938,517)  $(46,583,688)   (7,053,114)  $(41,766,637)  (1,476,778)  $(14,895,683)  (1,327,818)  $(13,490,043)
  Class B            (2,623,694)   (15,379,345)   (2,363,896)   (14,014,351)    (480,511)    (4,837,458)    (476,733)    (4,836,416)
  Class C              (724,167)    (4,258,879)   (1,149,084)    (6,808,954)           --             --           --            --
------------------------------------------------------------------------------------------------------------------------------------
                    (11,286,378)  $(66,221,912)  (10,566,094)  $(62,589,942)  (1,957,289)  $(19,733,141)  (1,804,551)  $(18,326,459)

Net change
  Class A            12,405,922    $72,976,598      (243,320)   $(1,486,350)    (698,471)   $(7,064,739)     158,677     $1,599,654
  Class B            (1,979,456)   (11,601,077)   (1,759,651)   (10,436,706)    (407,909)    (4,106,300)    (332,040)    (3,365,224)
  Class C                64,690        395,950      (517,494)    (3,055,919)           --             --           --            --
------------------------------------------------------------------------------------------------------------------------------------
                     10,491,156    $61,771,471    (2,520,465)  $(14,978,975)  (1,106,380)  $(11,171,039)    (173,363)   $(1,765,570)

                                          GEORGIA FUND                                            MARYLAND FUND
                    --------------------------------------------------------  ------------------------------------------------------
                            YEAR ENDED                   YEAR ENDED                   YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                    ---------------------------  ---------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A               432,423     $4,704,786       460,892     $5,066,357      999,185    $11,309,806      730,679     $8,394,007
  Class B                25,557        278,353        28,232        312,944       89,512      1,009,393       83,527        958,062

------------------------------------------------------------------------------------------------------------------------------------
                        457,980     $4,983,139       489,124     $5,379,301    1,088,697    $12,319,199      814,206     $9,352,069

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               131,267     $1,424,086       137,577     $1,511,329      280,526     $3,171,970      299,543     $3,427,995
  Class B                16,436        178,906        20,316        223,644       37,398        422,520       48,765        557,986
------------------------------------------------------------------------------------------------------------------------------------
                        147,703     $1,602,992       157,893     $1,734,973      317,924     $3,594,490      348,308     $3,985,981

Shares reacquired
  Class A              (636,783)   $(6,903,492)     (655,008)   $(7,177,983)  (1,101,793)  $(12,451,798)  (1,610,274)  $(18,401,179)
  Class B              (195,213)    (2,121,928)     (350,537)    (3,854,834)    (529,716)    (5,988,774)    (505,608)    (5,810,178)
------------------------------------------------------------------------------------------------------------------------------------
                       (831,996)   $(9,025,420)   (1,005,545)  $(11,032,817)  (1,631,509)  $(18,440,572)  (2,115,882)  $(24,211,357)

Net change
  Class A               (73,093)     $(774,620)      (56,539)     $(600,297)      177,918     $2,029,978    (580,052)   $(6,579,177)
  Class B              (153,220)    (1,664,669)     (301,989)    (3,318,246)    (402,806)    (4,556,861)    (373,316)    (4,294,130)

------------------------------------------------------------------------------------------------------------------------------------
                       (226,313)   $(2,439,289)     (358,528)   $(3,918,543)    (224,888)   $(2,526,883)    (953,368)  $(10,873,307)

                                           MASSACHUSETTS FUND
                        --------------------------------------------------------

                                YEAR ENDED                   YEAR ENDED
                                  3/31/07                      3/31/06
                        ---------------------------  ---------------------------
                           SHARES        AMOUNT         SHARES        AMOUNT
Shares sold
  Class A                 1,205,445    $13,563,508     1,762,892    $20,057,220
  Class B                   113,872      1,284,027       181,196      2,072,498
--------------------------------------------------------------------------------
                          1,319,317    $14,847,535     1,944,088    $22,129,718

Shares issued to
shareholders in
reinvestment of
distributions
  Class A                   394,127     $4,439,231       405,376     $4,607,951
  Class B                    69,026        778,775        81,697        930,076
--------------------------------------------------------------------------------
                            463,153     $5,218,006       487,073     $5,538,027

Shares reacquired
  Class A                (2,349,203)  $(26,419,103)   (3,187,918)  $(36,274,707)
  Class B                  (680,034)    (7,664,911)     (575,954)    (6,568,954)
--------------------------------------------------------------------------------
                         (3,029,237)  $(34,084,014)   (3,763,872)  $(42,843,661)

Net change
  Class A                  (749,631)   $(8,416,364)   (1,019,650)  $(11,609,536)
  Class B                  (497,136)    (5,602,109)     (313,061)    (3,566,380)
--------------------------------------------------------------------------------
                         (1,246,767)  $(14,018,473)   (1,332,711)  $(15,175,916)

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2007, each fund's commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statements of Operations.

                                     ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                        FUND          FUND          FUND          FUND          FUND          FUND            FUND
Commitment Fee                          $526          $808        $2,324          $509          $373          $826          $1,413
Interest Expense                          --            --            --            --            --            --              --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund, certain of the portfolios constituting MFS Municipal Series Trust (the "Trust") as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD              TRUSTEE/OFFICER                  THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND                     SINCE(h)                     OTHER DIRECTORSHIPS(j)
-----------------------       ----------------              ---------------        ------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)              Trustee                      February 2004       Massachusetts Financial Services Company,
(born 10/20/63)                                                                    Chief Executive Officer, President, Chief
                                                                                   Investment Officer and Director
                                                                                   Robert C. Pozen(k) Trustee February 2004
                                                                                   Massachusetts Financial Services Company,
                                                                                   (born 8/08/46) Chairman (since February
                                                                                   2004); MIT Sloan School (education), Senior
                                                                                   Lecturer (since 2006); Secretary of
                                                                                   Economic Affairs, The Commonwealth of
                                                                                   Massachusetts (January 2002 to December
                                                                                   2002); Fidelity Investments, Vice Chairman
                                                                                   (June 2000 to December 2001); Fidelity
                                                                                   Management & Research Company (investment
                                                                                   adviser), President (March 1997 to July
                                                                                   2001); Bell Canada Enterprises
                                                                                   (telecommunication s), Director; Medtronic,
                                                                                   Inc. (medical technology), Director;
                                                                                   Telesat (satellite communications),
                                                                                   Director

INDEPENDENT TRUSTEES
J. Atwood Ives                    Trustee and Chair of         February 1992       Private investor; Eastern Enterprises
(born 5/01/36)                    Trustees                                         (diversified services company), Chairman,
                                                                                   Trustee and Chief Executive Officer (until
                                                                                   November 2000)

Robert E. Butler(n)               Trustee                      January 2006        Consultant - regulatory and compliance matters
(born 11/29/41)                                                                    (since July 2002); PricewaterhouseCoo pers
                                                                                   LLP (professional services firm), Partner
                                                                                   (November 2000 until June 2002)

Lawrence H. Cohn, M.D.            Trustee                      August 1993         Brigham and Women's Hospital, Chief of Cardiac
(born 3/11/37)                                                                     Surgery (2005); Harvard Medical School,
                                                                                   Professor of Cardiac Surgery; Physician
                                                                                   Director of Medical Device Technology for
                                                                                   Partners HealthCare

David H. Gunning                  Trustee                      January 2004        Cleveland-Cliffs Inc. (mining products and
(born 5/30/42)                                                                     service provider), Vice Chairman/Director
                                                                                   (since April 2001); Portman Limited
                                                                                   (mining), Director (since 2005); Encinitos
                                                                                   Ventures (private investment company),
                                                                                   Principal (1997 to April 2001); Lincoln
                                                                                   Electric Holdings, Inc. (welding equipment
                                                                                   manufacturer), Director

William R. Gutow                  Trustee                      December 1993       Private investor and real estate consultant;
(born 9/27/41)                                                                     Capitol Entertainment Management Company
                                                                                   (video franchise), Vice Chairman; Atlantic
                                                                                   Coast Tan (tanning salons), Vice Chairman
                                                                                   (since 2002)

Michael Hegarty                   Trustee                      December 2004       Retired; AXA Financial (financial services and
(born 12/21/44)                                                                    insurance), Vice Chairman and Chief
                                                                                   Operating Officer (until May 2001); The
                                                                                   Equitable Life Assurance Society
                                                                                   (insurance), President and Chief Operating
                                                                                   Officer (until May 2001)

Lawrence T. Perera                Trustee                      July 1981           Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt                  Trustee                      August 1993         Insight Resources, Inc. (acquisition planning
(born 9/23/38)                                                                     specialists), President; Wellfleet
                                                                                   Investments (investor in health care
                                                                                   companies), Managing General Partner (since
                                                                                   1993); Cambridge Nutraceuticals
                                                                                   (professional nutritional products), Chief
                                                                                   Executive Officer (until May 2001)

Laurie J. Thomsen                 Trustee                      March 2005          Private investor; Prism Venture Partners
(born 8/05/57)                                                                     (venture capital), Co- founder and General
                                                                                   Partner (until June 2004); St. Paul
                                                                                   Travelers Companies (commercial property
                                                                                   liability insurance), Director

Robert W. Uek                     Trustee                      January 2006        Retired (since 1999); PricewaterhouseCoopers
(born 5/18/41)                                                                     LLP (professional services firm), Partner
                                                                                   (until 1999); Consultant to investment
                                                                                   company industry (since 2000); TT
                                                                                   International Funds (mutual fund complex),
                                                                                   Trustee (2000 until 2005); Hillview
                                                                                   Investment Trust II Funds (mutual fund
                                                                                   complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                 President                    November 2005       Massachusetts Financial Services Company,
(born 12/01/58)                                                                    Executive Vice President and Chief
                                                                                   Regulatory Officer (since March 2004);
                                                                                   Fidelity Management & Research Company,
                                                                                   Vice President (prior to March 2004);
                                                                                   Fidelity Group of Funds, President and
                                                                                   Treasurer (prior to March 2004)

Tracy Atkinson(k)                 Treasurer                    September 2005      Massachusetts Financial Services Company,
(born 12/30/64)                                                                    Senior Vice President (since September
                                                                                   2004); PricewaterhouseCoo pers LLP, Partner
                                                                                   (prior to September 2004)

Christopher R. Bohane(k)          Assistant Secretary and      July 2005           Massachusetts Financial Services Company,
(born 1/18/74)                    Assistant Clerk                                  Vice President and Senior Counsel (since
                                                                                   April 2003); Kirkpatrick & Lockhart LLP
                                                                                   (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)                 Assistant Secretary and      July 2005           Massachusetts Financial Services Company,
(born 11/21/63)                   Assistant Clerk                                  Special Counsel (since December 2004);
                                                                                   Dechert LLP (law firm), Counsel (prior to
                                                                                   December 2004)

David L. DiLorenzo(k)             Assistant Treasurer          July 2005           Massachusetts Financial Services Company,
(born 8/10/68)                                                                     Vice President (since June 2005); JP Morgan
                                                                                   Investor Services, Vice President (prior to
                                                                                   June 2005)

Timothy M. Fagan(k)               Assistant Secretary and      September 2005      Massachusetts Financial Services Company,
(born 7/10/68)                    Assistant Clerk                                  Vice President and Senior Counsel (since
                                                                                   September 2005); John Hancock Advisers,
                                                                                   LLC, Vice President and Chief Compliance
                                                                                   Officer (September 2004 to August 2005),
                                                                                   Senior Attorney (prior to September 2004);
                                                                                   John Hancock Group of Funds, Vice President
                                                                                   and Chief Compliance Officer (September
                                                                                   2004 to December 2004)

Mark D. Fischer(k)                Assistant Treasurer          July 2005           Massachusetts Financial Services Company,
(born 10/27/70)                                                                    Vice President (since May 2005); JP Morgan
                                                                                   Investment Management Company, Vice
                                                                                   President (prior to May 2005)

Brian E. Langenfeld(k)            Assistant Secretary and      June 2006           Massachusetts Financial Services Company,
(born 3/07/73)                    Assistant Clerk                                  Assistant Vice President and Counsel (since
                                                                                   May 2006); John Hancock Advisers, LLC,
                                                                                   Assistant Vice President and Counsel (May
                                                                                   2005 to April 2006); John Hancock Advisers,
                                                                                   LLC, Attorney and Assistant Secretary
                                                                                   (prior to May 2005)

Ellen Moynihan(k)                 Assistant Treasurer          April 1997          Massachusetts Financial Services Company,
(born 11/13/57)                                                                    Senior Vice President

Susan S. Newton(k)                Assistant Secretary and      May 2005            Massachusetts Financial Services Company,
(born 3/07/50)                    Assistant Clerk                                  Senior Vice President and Associate General
                                                                                   Counsel (since April 2005); John Hancock
                                                                                   Advisers, LLC, Senior Vice President,
                                                                                   Secretary and Chief Legal Officer (prior to
                                                                                   April 2005); John Hancock Group of Funds,
                                                                                   Senior Vice President, Secretary and Chief
                                                                                   Legal Officer (prior to April 2005)

Susan A. Pereira(k)               Assistant Secretary and      July 2005           Massachusetts Financial Services Company,
(born 11/05/70)                   Assistant Clerk                                  Vice President and Senior Counsel (since
                                                                                   June 2004); Bingham McCutchen LLP (law
                                                                                   firm), Associate (prior to June 2004)

Mark N. Polebaum(k)               Secretary and Clerk          January 2006        Massachusetts Financial Services Company,
(born 5/01/52)                                                                     Executive Vice President, General Counsel
                                                                                   and Secretary (since January 2006); Wilmer
                                                                                   Cutler Pickering Hale and Dorr LLP (law
                                                                                   firm), Partner (prior to January 2006)

Frank L. Tarantino                Independent Chief            June 2004           Tarantino LLC (provider of compliance
(born 3/07/44)                    Compliance Officer                               services), Principal (since June 2004); CRA
                                                                                   Business Strategies Group (consulting
                                                                                   services), Executive Vice President (April
                                                                                   2003 to June 2004); David L. Babson & Co.
                                                                                   (investment adviser), Managing Director,
                                                                                   Chief Administrative Officer and Director
                                                                                   (prior to March 2003)

James O. Yost(k)                  Assistant Treasurer          September 1990      Massachusetts Financial Services Company,
(born 6/12/60)                                                                     Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders" meeting in 2005 to elect Trustees, and will hold a shareholders" meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIAN
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741           225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                          Effective April 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                          JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741           One Chase Manhattan Plaza
                                                     New York, NY 10081
PORTFOLIO MANAGER
Michael Dawson                                       INDEPENDENT REGISTERED PUBLIC
                                                     ACCOUNTING FIRM
                                                     Deloitte & Touche
                                                     200 Berkeley Street
                                                     Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (UNAUDITED)

The funds will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designate the following amounts as capital gain dividends paid during the fiscal year.

                                                     CAPITAL
                                                       GAINS

                        Alabama Fund                $348,167
                        Georgia Fund                   3,003
                        Maryland Fund                197,952
                        Massachusetts Fund            76,980

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

                                             EXEMPT INTEREST
                                                   DIVIDENDS

                        Alabama Fund                 100.00%
                        Arkansas Fund                100.00%
                        California Fund              100.00%
                        Florida Fund                 100.00%
                        Georgia Fund                 100.00%
                        Maryland Fund                 99.87%
                        Massachusetts Fund           100.00%

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------


M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                   3/31/07 ANNUAL REPORT

                   MFS(R) MUNICIPAL SERIES TRUST
                   For the states of: Mississippi, New York,
                   North Carolina, Pennsylvania, South Carolina,
                   Tennessee, Virginia, and West Virginia

                                                                       MSTB-ANN

MFS(R) Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,
South Carolina, Tennessee, Virginia, and West Virginia

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
MANAGEMENT REVIEW                                                 5
-------------------------------------------------------------------
PERFORMANCE SUMMARY                                               6
-------------------------------------------------------------------
EXPENSE TABLES                                                   14
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         17
-------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                             50
-------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                         54
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              56
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             60
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    78
-------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          88
-------------------------------------------------------------------
TRUSTEES AND OFFICERS                                            89
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    92
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            92
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   92
-------------------------------------------------------------------
FEDERAL TAX INFORMATION                                          92
-------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                            93
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Mississippi Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      106.5%
              Cash & Other Net Assets                     (6.5)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals               16.1%
              --------------------------------------------------
              General Obligations - General Purpose        15.9%
              --------------------------------------------------
              State & Local Agencies                       15.8%
              --------------------------------------------------
              Water & Sewer Utility Revenue                12.7%
              --------------------------------------------------
              Universities - Colleges                      11.4%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          75.0%
              --------------------------------------------------
              AA                                            2.1%
              --------------------------------------------------
              A                                             6.6%
              --------------------------------------------------
              BBB                                           9.7%
              --------------------------------------------------
              Not Rated                                     6.6%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.8
              --------------------------------------------------
              Average Life (i)(m)                      13.2 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  15.4 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     AA+
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) New York Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      105.8%
              Cash & Other Net Assets                     (5.8)%

              TOP FIVE INDUSTRIES (i)

              Toll Roads                                   13.6%
              --------------------------------------------------
              State & Local Agencies                       12.3%
              --------------------------------------------------
              Water & Sewer Utility Revenue                10.4%
              --------------------------------------------------
              Transportation - Special Tax                  8.7%
              --------------------------------------------------
              General Obligations - General Purpose         7.5%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          41.8%
              --------------------------------------------------
              AA                                           16.3%
              --------------------------------------------------
              A                                            15.8%
              --------------------------------------------------
              BBB                                           6.5%
              --------------------------------------------------
              BB                                            1.7%
              --------------------------------------------------
              B                                             0.9%
              --------------------------------------------------
              CCC                                           0.3%
              --------------------------------------------------
              Not Rated                                    16.7%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.8
              --------------------------------------------------
              Average Life (i)(m)                      13.8 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  15.7 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                      AA
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) North Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      106.7%
              Cash & Other Net Assets                     (6.7)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals               23.9%
              --------------------------------------------------
              Utilities - Municipal Owned                  15.4%
              --------------------------------------------------
              Universities - Colleges                      11.5%
              --------------------------------------------------
              Water & Sewer Utility Revenue                 9.5%
              --------------------------------------------------
              State & Agency - Other                        8.1%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          44.3%
              --------------------------------------------------
              AA                                           30.0%
              --------------------------------------------------
              A                                             7.0%
              --------------------------------------------------
              BBB                                           8.3%
              --------------------------------------------------
              Not Rated                                    10.4%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.7
              --------------------------------------------------
              Average Life (i)(m)                      13.5 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  16.2 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                      AA
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) Pennsylvania Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      104.7%
              Cash & Other Net Assets                     (4.7)%

              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools                18.2%
              --------------------------------------------------
              Healthcare Revenue - Hospitals               13.3%
              --------------------------------------------------
              Universities - Colleges                      11.8%
              --------------------------------------------------
              Water & Sewer Utility Revenue                 9.8%
              --------------------------------------------------
              General Obligations - General Purpose         8.6%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          62.1%
              --------------------------------------------------
              AA                                           15.6%
              --------------------------------------------------
              A                                             5.0%
              --------------------------------------------------
              BBB                                           8.7%
              --------------------------------------------------
              BB                                            0.5%
              --------------------------------------------------
              B                                             0.6%
              --------------------------------------------------
              Not Rated                                     7.5%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.6
              --------------------------------------------------
              Average Life (i)(m)                      14.4 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  16.9 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                      AA
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) South Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      105.8%
              Cash & Other Net Assets                     (5.8)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals               21.2%
              --------------------------------------------------
              Universities - Colleges                      12.5%
              --------------------------------------------------
              General Obligations - Schools                12.2%
              --------------------------------------------------
              General Obligations - General Purpose        10.6%
              --------------------------------------------------
              Utilities - Municipal Owned                   8.8%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          65.3%
              --------------------------------------------------
              AA                                            9.9%
              --------------------------------------------------
              A                                             5.8%
              --------------------------------------------------
              BBB                                           4.2%
              --------------------------------------------------
              B                                             0.6%
              --------------------------------------------------
              Not Rated                                    14.2%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        6.3
              --------------------------------------------------
              Average Life (i)(m)                      17.7 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  18.7 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     AA+
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) Tennessee Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                       97.9%
              Cash & Other Net Assets                      2.1%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue                18.5%
              --------------------------------------------------
              Healthcare Revenue - Hospitals               15.2%
              --------------------------------------------------
              Single Family Housing - State                13.3%
              --------------------------------------------------
              General Obligations - Schools                12.0%
              --------------------------------------------------
              Utilities - Municipal Owned                   7.8%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          54.8%
              --------------------------------------------------
              AA                                           29.9%
              --------------------------------------------------
              A                                             5.3%
              --------------------------------------------------
              BBB                                           7.0%
              --------------------------------------------------
              BB                                            0.3%
              --------------------------------------------------
              B                                             0.9%
              --------------------------------------------------
              Not Rated                                     1.8%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.1
              --------------------------------------------------
              Average Life (i)(m)                      12.6 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  16.1 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                      AA
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      105.3%
              Cash & Other Net Assets                     (5.3)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                       23.6%
              --------------------------------------------------
              Healthcare Revenue - Hospitals               14.7%
              --------------------------------------------------
              General Obligations - Improvement            12.4%
              --------------------------------------------------
              Water & Sewer Utility Revenue                 9.3%
              --------------------------------------------------
              Airport & Port Revenue                        8.9%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          48.1%
              --------------------------------------------------
              AA                                           23.6%
              --------------------------------------------------
              A                                             9.7%
              --------------------------------------------------
              BBB                                           5.4%
              --------------------------------------------------
              BB                                            1.1%
              --------------------------------------------------
              B                                             1.5%
              --------------------------------------------------
              CCC                                           0.2%
              --------------------------------------------------
              Not Rated                                    10.4%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.2
              --------------------------------------------------
              Average Life (i)(m)                      13.0 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  15.9 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                      AA
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

              MFS(R) West Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                      108.5%
              Cash & Other Net Assets                     (8.5)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                       26.9%
              --------------------------------------------------
              Universities - Colleges                      22.7%
              --------------------------------------------------
              General Obligations - General Purpose        16.4%
              --------------------------------------------------
              Water & Sewer Utility Revenue                10.5%
              --------------------------------------------------
              Healthcare Revenue - Hospitals                9.0%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          69.8%
              --------------------------------------------------
              A                                             9.1%
              --------------------------------------------------
              BBB                                           4.2%
              --------------------------------------------------
              BB                                            0.2%
              --------------------------------------------------
              B                                             0.5%
              --------------------------------------------------
              Not Rated                                    16.2%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                        5.7
              --------------------------------------------------
              Average Life (i)(m)                      14.4 yrs.
              --------------------------------------------------
              Average Maturity (i)(m)                  16.0 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     AA+
              --------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                    A-1
              --------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into accou nt any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated ma turity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned b y Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For th ose portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holding s in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages ar e based on the total market value of investments as of 3/31/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings. Percentages are based on net assets as of 3/31/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

FACTORS THAT AFFECTED PERFORMANCE

During the period, duration(d) positioning relative to the benchmark, the Lehman Brothers Municipal Bond Index, had a neutral effect on relative performance for all funds except the Pennsylvania fund, where the effect was positive, and the Tennessee fund, where the effect was negative.

Yield curve(y) positioning also had a neutral impact on relative performance for all funds, with the exception of the New York, North Carolina, Tennessee, and Virginia funds, where the effect was negative. In comparison to the benchmark, the negative impact on the funds noted above was due to relative underexposure to the short end of the curve (represented by bonds with durations of 0 - to - 4 years) during a period when interest rates were decreasing.

Credit quality had a neutral effect on all funds relative to the benchmark during the reporting period.

Notable positive contributions came from the health care and housing sectors. These sectors were generally positive contributors across all of the funds on a relative basis. Results from our positioning in credit enhanced bonds were mixed, being positive for the Mississippi, Pennsylvania, and South Carolina funds and negative for the other funds. Our positioning in pre-refunded bonds was a negative factor in the relative performance of the South Carolina, Tennessee, and West Virginia funds. General obligation bonds were also negative factors to relative performance for these state funds as well as the Pennsylvania fund.

Respectfully,

Michael Dawson
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/07

The following information illustrates the historical performance of each fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the Lehman Brothers Municipal Bond Index, a market-value-weighted index representative of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS Mississippi    Lehman Brothers
                         Municipal Bond        Municipal
                         Fund - Class A        Bond Index
              3/97           $ 9,525            $10,000
              3/98            10,574             11,072
              3/99            11,168             11,757
              3/00            11,103             11,748
              3/01            12,216             13,031
              3/02            12,638             13,522
              3/03            13,836             14,859
              3/04            14,496             15,730
              3/05            14,896             16,149
              3/06            15,432             16,765
              3/07            16,235             17,676

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A                8/06/92          5.20%    5.14%    5.48%
   --------------------------------------------------------------
        B                9/07/93          4.41%    4.31%    4.65%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
       A                                  0.21%    4.12%    4.96%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
       B                                  0.41%    3.97%    4.65%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                          MFS New York      Lehman Brothers
                         Municipal Bond        Municipal
                         Fund - Class A        Bond Index
              3/97           $ 9,525            $10,000
              3/98            10,629             11,072
              3/99            11,176             11,757
              3/00            11,057             11,748
              3/01            12,246             13,031
              3/02            12,634             13,522
              3/03            13,903             14,859
              3/04            14,584             15,730
              3/05            14,942             16,149
              3/06            15,435             16,765
              3/07            16,218             17,676

MFS(R) NEW YORK MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A                6/06/88          5.07%    5.12%    5.47%
   --------------------------------------------------------------
        B                9/07/93          4.29%    4.28%    4.65%
   --------------------------------------------------------------
        C               12/11/00          4.29%    4.32%    4.66%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 0.08%    4.10%    4.95%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
        B                                 0.29%    3.94%    4.65%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
   --------------------------------------------------------------
        C                                 3.29%    4.32%    4.66%
   With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS North Carolina    Lehman Brothers
                           Municipal Bond         Municipal
                           Fund - Class A         Bond Index
              3/97             $ 9,525             $10,000
              3/98              10,512              11,072
              3/99              11,012              11,757
              3/00              10,828              11,748
              3/01              11,932              13,031
              3/02              12,300              13,522
              3/03              13,494              14,859
              3/04              14,170              15,730
              3/05              14,475              16,149
              3/06              14,980              16,765
              3/07              15,669              17,676

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A               10/31/84          4.60%    4.96%    5.10%
   --------------------------------------------------------------
        B                9/07/93          3.93%    4.27%    4.42%
   --------------------------------------------------------------
        C                1/03/94          3.93%    4.28%    4.43%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 -0.36%   3.94%    4.59%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
        B                                 -0.07%   3.93%    4.42%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
   --------------------------------------------------------------
        C                                  2.93%   4.28%    4.43%
   With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS Pennsylvania    Lehman Brothers
                          Municipal Bond        Municipal
                          Fund - Class A        Bond Index
              3/97            $ 9,525            $10,000
              3/98             10,635             11,072
              3/99             11,257             11,757
              3/00             11,207             11,748
              3/01             12,422             13,031
              3/02             12,900             13,522
              3/03             14,205             14,859
              3/04             14,932             15,730
              3/05             15,375             16,149
              3/06             16,003             16,765
              3/07             16,830             17,676

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A                2/01/93          5.17%    5.46%    5.86%
   --------------------------------------------------------------
        B                9/07/93          4.37%    4.66%    5.03%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 0.17%    4.44%    5.34%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
        B                                 0.37%    4.33%    5.03%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS South Carolina    Lehman Brothers
                           Municipal Bond         Municipal
                           Fund - Class A         Bond Index
              3/97             $ 9,525             $10,000
              3/98              10,536              11,072
              3/99              10,992              11,757
              3/00              10,743              11,748
              3/01              11,845              13,031
              3/02              12,281              13,522
              3/03              13,449              14,859
              3/04              14,162              15,730
              3/05              14,519              16,149
              3/06              15,024              16,765
              3/07              15,711              17,676

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A               10/31/84          4.57%    5.05%    5.13%
   --------------------------------------------------------------
        B                9/07/93          3.98%    4.39%    4.45%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 -0.40%   4.03%    4.62%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
        B                                 -0.02%   4.05%    4.45%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                           MFS Tennesee     Lehman Brothers
                          Municipal Bond       Municipal
                          Fund - Class A       Bond Index
              3/97            $ 9,525           $10,000
              3/98             10,583            11,072
              3/99             11,091            11,757
              3/00             10,897            11,748
              3/01             11,973            13,031
              3/02             12,375            13,522
              3/03             13,531            14,859
              3/04             14,180            15,730
              3/05             14,539            16,149
              3/06             14,994            16,765
              3/07             15,659            17,676

MFS(R) TENNESSEE MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A               8/12/88           4.43%    4.82%    5.10%
   --------------------------------------------------------------
        B               9/07/93           3.66%    4.14%    4.42%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 -0.53%   3.80%    4.59%
   With Initial Sales Charge (4.75%)
   --------------------------------------------------------------
        B                                 -0.34%   3.80%    4.42%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                           MFS Virginia     Lehman Brothers
                          Municipal Bond       Municipal
                          Fund - Class A       Bond Index
              3/97            $ 9,525           $10,000
              3/98             10,508            11,072
              3/99             11,003            11,757
              3/00             10,883            11,748
              3/01             11,923            13,031
              3/02             12,265            13,522
              3/03             13,381            14,859
              3/04             14,143            15,730
              3/05             14,543            16,149
              3/06             15,044            16,765
              3/07             15,732            17,676

MFS(R) VIRGINIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A               10/31/84          4.57%    5.11%    5.15%
   --------------------------------------------------------------
        B                9/07/93          3.89%    4.43%    4.46%
   --------------------------------------------------------------
        C                1/03/94          3.89%    4.44%    4.47%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 -0.40%   4.09%    4.64%
   With Initial Sales Charge (4.75%)
-----------------------------------------------------------------
        B                                 -0.11%   4.09%    4.46%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
   --------------------------------------------------------------
        C                                  2.89%   4.44%    4.47%
   With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                    (FOR THE 10-YEAR PERIOD ENDED 3/31/07)

                         MFS West Virginia     Lehman Brothers
                           Municipal Bond         Municipal
                           Fund - Class A         Bond Index
              3/97             $ 9,525             $10,000
              3/98              10,422              11,072
              3/99              10,915              11,757
              3/00              10,709              11,748
              3/01              11,784              13,031
              3/02              12,231              13,522
              3/03              13,337              14,859
              3/04              13,983              15,730
              3/05              14,301              16,149
              3/06              14,760              16,765
              3/07              15,438              17,676

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class    Class inception date    1-yr     5-yr     10-yr
-----------------------------------------------------------------
        A               10/31/84          4.59%    4.77%    4.95%
   --------------------------------------------------------------
        B                9/07/93          3.92%    4.09%    4.26%
-----------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmark
-----------------------------------------------------------------
   Lehman Brothers Municipal
   Bond Index (f)                         5.44%    5.50%    5.86%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                 -0.38%   3.75%    4.44%
   With Initial Sales Charge (4.75%)
-----------------------------------------------------------------
        B                                 -0.08%   3.75%    4.26%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

For the MFS New York Municipal Bond Fund only:
Performance for Class C shares includes the performance of the fund's Class B shares prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, OCTOBER 1, 2006 THROUGH MARCH 31, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              0.86%     $1,000.00      $1,017.60          $4.33
  A   --------------------------------------------------------------------------
      Hypothetical (h)    0.86%     $1,000.00      $1,020.64          $4.33
-------------------------------------------------------------------------------
      Actual              1.63%     $1,000.00      $1,013.70          $8.18
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.63%     $1,000.00      $1,016.80          $8.20
-------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              1.06%     $1,000.00      $1,017.20          $5.33
  A   --------------------------------------------------------------------------
      Hypothetical (h)    1.06%     $1,000.00      $1,019.65          $5.34
-------------------------------------------------------------------------------
      Actual              1.82%     $1,000.00      $1,013.40          $9.14
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.82%     $1,000.00      $1,015.86          $9.15
-------------------------------------------------------------------------------
      Actual              1.82%     $1,000.00      $1,013.40          $9.14
  C   --------------------------------------------------------------------------
      Hypothetical (h)    1.82%     $1,000.00      $1,015.86          $9.15
-------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              1.09%     $1,000.00      $1,015.50          $5.48
  A   --------------------------------------------------------------------------
      Hypothetical (h)    1.09%     $1,000.00      $1,019.50          $5.49
-------------------------------------------------------------------------------
      Actual              1.76%     $1,000.00      $1,011.40          $8.83
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.76%     $1,000.00      $1,016.16          $8.85
-------------------------------------------------------------------------------
      Actual              1.74%     $1,000.00      $1,011.40          $8.73
  C   --------------------------------------------------------------------------
      Hypothetical (h)    1.74%     $1,000.00      $1,016.26          $8.75
-------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              0.82%     $1,000.00      $1,018.80          $4.13
  A   --------------------------------------------------------------------------
      Hypothetical (h)    0.82%     $1,000.00      $1,020.84          $4.13
-------------------------------------------------------------------------------
      Actual              1.59%     $1,000.00      $1,015.00          $7.99
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.59%     $1,000.00      $1,017.00          $8.00
-------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              1.10%     $1,000.00      $1,015.90          $5.53
  A   --------------------------------------------------------------------------
      Hypothetical (h)    1.10%     $1,000.00      $1,019.45          $5.54
-------------------------------------------------------------------------------
      Actual              1.77%     $1,000.00      $1,013.40          $8.88
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.77%     $1,000.00      $1,016.11          $8.90
-------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              0.91%     $1,000.00      $1,015.10          $4.57
  A   --------------------------------------------------------------------------
      Hypothetical (h)    0.91%     $1,000.00      $1,020.39          $4.58
-------------------------------------------------------------------------------
      Actual              1.56%     $1,000.00      $1,011.80          $7.82
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.56%     $1,000.00      $1,017.15          $7.85
-------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              1.06%     $1,000.00      $1,016.30          $5.33
  A   --------------------------------------------------------------------------
      Hypothetical (h)    1.06%     $1,000.00      $1,019.65          $5.34
-------------------------------------------------------------------------------
      Actual              1.73%     $1,000.00      $1,013.00          $8.68
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.73%     $1,000.00      $1,016.31          $8.70
-------------------------------------------------------------------------------
      Actual              1.71%     $1,000.00      $1,013.00          $8.58
  C   --------------------------------------------------------------------------
      Hypothetical (h)    1.71%     $1,000.00      $1,016.40          $8.60
-------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                    Expenses
                       Annualized   Beginning        Ending        Paid During
Share                    Expense  Account Value  Account Value     Period (p)
Class                     Ratio      10/01/06       3/31/07     10/01/06-3/31/07
--------------------------------------------------------------------------------
      Actual              1.15%     $1,000.00      $1,015.80          $5.78
  A   --------------------------------------------------------------------------
      Hypothetical (h)    1.15%     $1,000.00      $1,019.20          $5.79
-------------------------------------------------------------------------------
      Actual              1.81%     $1,000.00      $1,011.60          $9.08
  B   --------------------------------------------------------------------------
      Hypothetical (h)    1.81%     $1,000.00      $1,015.91          $9.10
-------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.6%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR     VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.9%
-----------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031            $1,510,000    $ 1,584,531
-----------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 15.7%
-----------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016 (u)                   $6,220,000    $ 7,026,858
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                          800,000        858,664
Hinds County, MS, MBIA, 6.25%, 2010                                                      1,660,000      1,774,225
Hinds County, MS, MBIA, 6.25%, 2011                                                      1,285,000      1,400,727
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA,
5.25%, 2020                                                                                620,000        692,875
Mississippi Development Bank Special Obligations, Harrison County Mississippi
Highway Construction, "N", FGIC, 5%, 2026                                                1,000,000      1,051,240
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                           500,000        530,815
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $13,335,404
-----------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.1%
-----------------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)                                      $1,000,000    $ 1,057,980
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2017 (u)                                1,500,000      1,577,775
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 2,635,755
-----------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.9%
-----------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                      $1,000,000    $ 1,032,080
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)                         1,000,000      1,069,270
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                2,000,000        906,580
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                1,000,000        424,860
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                             1,500,000      1,578,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 5,010,790
-----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 15.8%
-----------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center),
5.5%, 2021                                                                              $  400,000    $   409,616
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015           2,250,000      2,251,710
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018             1,000,000      1,000,780
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                    500,000        517,025
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012          2,055,000      2,124,048
Jones County, MS, Hospital Rev. (South Central Regional Medical Center),
5.5%, 2007 (c)                                                                           1,000,000      1,012,070
Mississippi Development Bank Special Obligations (Covington Hospital Nursing Home),
"A", AMBAC, 5%, 2031                                                                       500,000        524,095
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center),
MBIA, 6%, 2007 (c)                                                                         750,000        751,320
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center),
MBIA, 6.5%, 2007 (c)                                                                     1,190,000      1,192,535
Mississippi Hospital Equipment & Facilities Authority Rev.
(Baptist Memorial Healthcare), "B-1", 5%, 2024                                           1,000,000      1,031,160
Mississippi Hospital Equipment & Facilities Authority Rev.
(Forrest County General Hospital), FSA, 5.625%, 2020                                     1,000,000      1,066,660
Mississippi Hospital Equipment & Facilities Authority Rev.
(Mississippi Baptist Health Systems, Inc.), "A", 5%, 2026                                  500,000        517,565
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement,
Hospital South Central, 5.25%, 2031                                                        500,000        519,155
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center, 5.5%, 2019                                              250,000        263,170
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement,
Southwest Regional Medical Center, 5.75%, 2023                                             250,000        264,725
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $13,445,634
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.3%
-----------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027           $  250,000    $   249,990
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.9%
-----------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028         $  500,000    $   498,810
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                           210,000        230,952
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $   729,762
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.3%
-----------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.), "A",
5.8%, 2021                                                                              $  500,000    $   512,200
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev.
(Weyerhaeuser Co.), 6.8%, 2022                                                           1,250,000      1,524,100
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), "A",
4.4%, 2015                                                                                 750,000        738,660
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 2,774,960
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
-----------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
6.25%, 2017                                                                             $1,050,000    $ 1,074,864
-----------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 5.8%
-----------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                  $  185,000    $   196,135
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                   270,000        274,641
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                   645,000        656,791
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                  255,000        255,479
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                   215,000        217,017
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035                     725,000        738,811
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.375%, 2032                 430,000        442,887
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                  440,000        453,741
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                    805,000        823,274
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                    139,000        146,343
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                          765,000        766,530
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 4,971,649
-----------------------------------------------------------------------------------------------------------------
State & Local Agencies - 15.6%
-----------------------------------------------------------------------------------------------------------------
Lamar County, MS (Jail Project), MBIA, 5.1%, 2021                                       $  430,000    $   448,245
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC,
4.375%, 2031                                                                               500,000        490,170
Mississippi Development Bank Special Obligations (Correctional Facilities),"A",
AMBAC, 5.125%, 2025                                                                      1,000,000      1,051,700
Mississippi Development Bank Special Obligations
(DeSoto County Regional Utility Authority), 5.25%, 2031                                    905,000        953,689
Mississippi Development Bank Special Obligations (Hinds County Public Improvements),
FSA, 5.25%, 2015 (c)                                                                     1,110,000      1,228,426
Mississippi Development Bank Special Obligations
(Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020                                        1,000,000      1,042,760
Mississippi Development Bank Special Obligations
(Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)                               750,000        852,173
Mississippi Development Bank Special Obligations (Public Improvement Board),
5%, 2023                                                                                   750,000        753,143
Mississippi Development Bank Special Obligations
(Southaven, MS, Recreation Facilities), 6.2%, 2009 (c)                                     400,000        417,568
Mississippi Development Bank Special Obligations
(Southaven, MS, Recreation Facilities), 5.875%, 2014                                       375,000        390,023
Mississippi Development Bank Special Obligations (Tunica County Building Project),
AMBAC, 5%, 2026                                                                          1,695,000      1,785,920
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC,
5%, 2017                                                                                   785,000        815,607
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                1,000,000      1,093,170
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                            1,750,000      1,883,385
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $13,205,979
-----------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%
-----------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev., "A",
CIFG, 4.5%, 2036                                                                        $  500,000    $   500,720
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                             135,000        142,344
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $   643,064
-----------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
-----------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033               $  230,000    $   239,444
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                    350,000        361,361
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $   600,805
-----------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.7%
-----------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County
(Highway Construction), FGIC, 5%, 2027                                                  $1,000,000    $ 1,055,200
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge),
AMBAC, 5.1%, 2019                                                                        1,175,000      1,266,133
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 2,321,333
-----------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.2%
-----------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A",
FGIC, 5%, 2029                                                                          $3,100,000    $ 3,228,464
Jackson State University, Educational Building Corp. Rev.,
(Student Recreation Center), AMBAC, 5.125%, 2027                                           750,000        785,228
Medical Center, Educational Building Corp. Rev.
(University of Mississippi Medical Center), "B", AMBAC, 5.5%, 2023                       1,000,000      1,149,380
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016          1,000,000      1,068,800
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021              250,000        259,123
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021          890,000        946,960
University of Mississippi, Educational Building Corp. (Performing Arts Center),
AMBAC, 5.25%, 2009 (c)                                                                   1,000,000      1,036,430
University of Southern Mississippi, Educational Building Corp. Rev., "B", FSA,
5%, 2032                                                                                 1,000,000      1,057,380
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 9,531,765
-----------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.0%
-----------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2013 (u)                                       $2,000,000    $ 2,091,400
Mississippi Development Bank Special Obligations
(Municipal Energy Agency Power Supply Project), "A", XLCA, 5%, 2026                      1,000,000      1,052,070
Mississippi Development Bank Special Obligations (Okolona Electric System),
5.2%, 2011 (c)                                                                           1,010,000      1,070,943
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                               875,000        925,225
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $ 5,139,638
-----------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.6%
-----------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater & Solid Waste Management, FGIC, 4.75%, 2008 (c)         $1,000,000    $ 1,019,170
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)                             420,000        435,834
Mississippi Development Bank Special Obligations
(Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021                        1,270,000      1,376,896
Mississippi Development Bank Special Obligations
(Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027                        1,610,000      1,712,766
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project),
FSA, 5.625%, 2012 (c)                                                                      500,000        554,965
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project),
"A", FGIC, 5.25%, 2012 (c)                                                               2,000,000      2,151,300
Mississippi Development Bank Special Obligations
(Jackson Water & Sewer System Project), FSA, 5%, 2029                                    2,000,000      2,102,180
Mississippi Development Bank Special Obligations
(Jackson Water & Sewer System Project), FGIC, 5%, 2032                                     250,000        259,945
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems
Project, "N", FSA, 5%, 2030                                                              1,000,000      1,053,970
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $10,667,026
-----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $84,369,506)                                                  $87,922,949
-----------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.6%
-----------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.78%, due 4/02/07      $  300,000    $   300,000
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.78%, due 4/02/07       1,100,000      1,100,000
-----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $ 1,400,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $85,769,506) (k)                                                  $89,322,949
-----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.2)%                                                                (4,444,439)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $84,878,510
-----------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  2,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $12,137
 8/08/17           USD    500,000      Goldman Sachs      7-Day BMA       3.736% (fixed rate)          (1,847)
 5/30/19           USD  1,000,000        Citibank         7-Day BMA       3.695% (fixed rate)           3,950
 8/22/19           USD  1,000,000      Goldman Sachs      7-Day BMA       3.726% (fixed rate)           3,394
 7/23/22           USD    500,000      Merrill Lynch      7-Day BMA       3.889% (fixed rate)          (2,398)
-----------------------------------------------------------------------------------------------------------------
                                                                                                       $15,236
-----------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.2%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.6%
------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024                                                        $1,000,000    $  1,076,030
Port Authority NY & NJ, (120th Series), MBIA, 5.5%, 2018                                 1,500,000       1,526,445
Port Authority NY & NJ, (132nd Series), 5%, 2033                                         2,000,000       2,099,720
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA,
6.25%, 2015                                                                              1,000,000       1,158,470
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,860,665
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.3%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                       $2,700,000    $  3,059,289
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009 (c)                1,000,000       1,072,120
New York, NY, "D", 5%, 2028                                                              2,000,000       2,092,260
New York, NY, "A", 6%, 2010 (c)                                                            990,000       1,068,517
New York, NY, "C-1", 5.25%, 2025                                                         1,000,000       1,069,130
New York, NY, "G", 5%, 2028                                                              2,000,000       2,093,080
New York, NY, "J", FGIC, 5.5%, 2026                                                          5,000           5,042
New York, NY, "B", 5.375%, 2010 (c)                                                        210,000         223,642
New York, NY, "B", 5.375%, 2017                                                          1,040,000       1,099,166
New York, NY, Unrefunded, "A", 6%, 2019                                                     10,000          10,698
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 11,792,944
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.1%
------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                $  140,000    $    146,818
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.6%
------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028       $1,720,000    $  1,843,100
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                     2,415,000       2,548,984
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)                        500,000         589,290
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)                        500,000         603,735
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)                        500,000         617,345
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)                        500,000         628,940
Rome, NY, City School District, FSA, 5.5%, 2019 (c)                                      1,000,000       1,050,070
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                    550,000         574,442
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                    550,000         594,006
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,049,912
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 6.7%
------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                             $  140,000    $    143,571
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                 480,000         488,722
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev.
(Nathan Littauer Hospital), "A", 5.75%, 2009                                               470,000         475,344
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                               1,000,000       1,029,440
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev.
(North Shore Health Systems), "D", 5.625%, 2010                                            500,000         524,590
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019          760,000         791,912
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033       250,000         266,568
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043             1,500,000       1,608,015
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA,
4.6%, 2027                                                                               1,000,000       1,016,700
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
5.5%, 2026                                                                                 250,000         255,823
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                                                            500,000         509,145
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center),
"A", 5%, 2026                                                                              800,000         829,080
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                               760,000         785,726
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                                     495,000         515,948
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev.
(Huntington Hospital), "C", 5.875%, 2032                                                 1,000,000       1,058,510
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "A", 7.125%, 2031                                         500,000         535,600
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 10,834,694
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.3%
------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Authority Rev.
(Beechwood Health Care Center, Inc.), 5.2%, 2040                                        $  500,000    $    503,965
Dutchess County, NY, Industrial Development Agency (Elant Fishkill, Inc.), "A",
5.25%, 2037                                                                                400,000         401,576
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033          400,000         407,424
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev.
(Gurwin Jewish Phase II), 6.7%, 2039                                                       385,000         417,459
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
Continuing Care Retirement (Kendal On Hudson), "A", 6.5%, 2034                             300,000         320,667
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,051,091
------------------------------------------------------------------------------------------------------------------
Human Services - 0.9%
------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev.
(Special Needs Facility), "B-1", 6.5%, 2017                                             $  205,000    $    214,280
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC,
5%, 2023                                                                                   695,000         730,271
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                     500,000         532,750
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,477,301
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.6%
------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency (Jetblue Airways Corp.),
5.125%, 2030                                                                            $  500,000    $    491,725
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
7.625%, 2025                                                                               350,000         422,321
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    914,046
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                         $  500,000    $    514,800
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev.
(Bristol-Meyers Squibb Co.), 5.75%, 2024                                                 1,000,000       1,158,480
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                           430,000         472,901
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,146,181
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.3%
------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 5.55%, 2014                                                $  750,000    $    806,580
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 6.15%, 2021                                                   470,000         482,596
Essex County, NY, Industrial Development Agency, Pollution Control Rev.
(International Paper Corp.), 6.45%, 2023                                                   700,000         742,875
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,032,051
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019          $  500,000    $    522,885
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.7%
------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(United Jewish Appeal), "A", 5%, 2027                                                   $1,000,000    $  1,050,720
------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.7%
------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev., Multi-Family Housing, "A", 5.1%, 2041             $  835,000    $    858,063
New York, NY, City Housing Development Corp., "C", 5%, 2026                                500,000         519,050
New York, NY, City Housing Development Corp., "E", 4.65%, 2025                           1,000,000       1,014,810
New York, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034           2,000,000       2,066,860
New York, NY, Housing Development Corp., Multi-Family Housing Rev., "C", 5.6%, 2019        400,000         419,112
Rochester, NY, Housing Authority Mortgage Rev., Coll Andrews Terrace Apartments,
GNMA, 4.8%, 2048                                                                         1,000,000         996,350
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,874,245
------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021          $  475,000    $    513,228
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.5%
------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                               $2,000,000    $  2,030,800
New York Mortgage Agency Rev., 5.1%, 2024                                                2,000,000       2,058,000
New York Mortgage Agency Rev., "130", 4.75%, 2030                                        1,500,000       1,513,905
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,602,705
------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.6%
------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.
(American Ref-fuel), "C", 5.625%, 2024                                                  $  850,000    $    894,192
------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 5.8%
------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                      $  800,000    $    911,264
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)                       1,700,000       1,840,454
New York Dormitory Authority (School Program), 6.25%, 2020                               1,690,000       1,831,622
New York Dormitory Authority (State University), 5.375%, 2010 (c)                        1,500,000       1,592,505
New York Dormitory Authority (State University), 5.875%, 2017                            1,130,000       1,303,749
New York Dormitory Authority (Upstate Community Colleges), "A", FSA, 6%, 2010 (c)        1,010,000       1,093,446
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC, 5.25%, 2015         715,000         758,022
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,331,062
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 12.2%
------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                       $2,450,000    $  2,754,903
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020             2,500,000       2,647,300
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010 (c)        5,000           5,294
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011 (c)      385,000         410,745
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010 (c)        35,000          36,847
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "B", MBIA,
5.25%, 2031                                                                                830,000         875,550
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "D",  FSA,
5.25%, 2030                                                                                 70,000          73,151
New York Dormitory Authority, Mental Health Services Facilities Improvement, "B",
MBIA, 5.25%, 2011 (c)                                                                      785,000         837,493
New York Dormitory Authority, Mental Health Services Facilities Improvement, "D",
FSA, 5.25%, 2010 (c)                                                                       895,000         942,220
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022            1,000,000       1,065,890
New York Urban Development Corp. (Correctional Facilities), AMBAC, 0%, 2009              5,000,000       4,688,300
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                   2,750,000       3,026,155
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                                2,000,000       2,143,280
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 19,507,128
------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.5%
------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009 (c)                 $2,730,000    $  2,888,750
New York, NY, Transitional Finance Authority Rev., "A", 5%, 2026                         1,000,000       1,049,640
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,938,390
------------------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
------------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047                           $8,000,000    $    801,760
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                    400,000         412,984
New York County Tobacco Trust II, 5.625%, 2035                                             800,000         831,008
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060     5,000,000          96,650
TSASC, Inc., NY, "1", 5%, 2034                                                             750,000         762,248
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                          500,000         510,885
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,415,535
------------------------------------------------------------------------------------------------------------------
Toll Roads - 13.4%
------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)                          $  200,000    $    204,448
New York Thruway Authority, General Rev., "E", 5.25%, 2015                               1,300,000       1,327,469
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015 (u)                    7,000,000       7,534,520
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)                         1,000,000       1,068,900
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 5.5%, 2017 (c)(u)                   10,000,000      11,099,100
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, "A", MBIA, 5%, 2032             310,000         322,707
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 21,557,144
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 8.7%
------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)                  $2,000,000    $  2,129,700
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                           2,500,000       2,609,800
Metropolitan Transportation Authority Rev., NY, "A", 5%, 2026                            1,500,000       1,586,745
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev.,
5.5%, 2015 (c)                                                                             750,000         843,968
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)                      755,000         774,124
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)                825,000         884,095
Metropolitan Transportation Authority, NY, Commuter Facilities Rev., FGIC,
5.25%, 2011 (c)                                                                          1,000,000       1,065,120
New York Thruway Authority, General Rev., Highway & Bridges, "A", FSA,
5.8%, 2010 (c)                                                                              20,000          21,435
New York Thruway Authority, General Rev., Highway & Bridges, "B-1", FGIC,
5.4%, 2010 (c)                                                                           2,000,000       2,120,960
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2016 (c)                   1,700,000       1,853,476
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,889,423
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.7%
------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)     $1,000,000    $  1,113,540
Cattaraugus County, NY, Industrial Development Agency Rev.
(Jamestown Community College), "A", 6.4%, 2010 (c)                                         500,000         550,700
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev.
(Hofstra University), MBIA, 5.8%, 2015                                                   1,500,000       1,522,590
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                   20,000          20,021
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017             300,000         316,401
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034              1,000,000       1,067,470
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College),
5.625%, 2021                                                                               750,000         803,558
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev.
(Union College), "A", AMBAC, 5%, 2032                                                    2,000,000       2,089,160
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College),
"A", 5.3%, 2008                                                                             75,000          75,433
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,558,873
-------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.7%
------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029            $1,000,000    $  1,056,480
------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
8.85%, 2015                                                                             $2,250,000    $  2,257,268
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.7%
------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                       $1,000,000    $  1,045,450
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2013 (c)                  400,000         441,932
New York Power Authority Rev., 5.25%, 2040                                               3,000,000       3,131,040
New York Power Authority Rev., "A", 5%, 2021                                             1,000,000       1,053,910
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                    200,000         204,080
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,876,412
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.2%
------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024          $1,005,000    $  1,052,983
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025           1,500,000       1,580,685
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029           2,000,000       2,117,480
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010               175,000         186,529
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010              165,000         165,404
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                70,000          70,195
New York Environmental Facilities Corp., Pollution Control Rev., ETM,
5.75%, 2010 (c)                                                                            945,000       1,006,671
New York Environmental Facilities Corp., Pollution Control Rev., ETM,
5.75%, 2010 (c)                                                                          1,115,000       1,187,765
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                 1,005,000       1,080,827
New York Environmental Facilities Corp., Water Facilities Rev.
(Spring Valley Water Co.), "B", AMBAC, 6.15%, 2024                                       1,500,000       1,503,000
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2011 (c)      2,000,000       2,128,980
Erie County, NY, Water Authority Water Rev., ETM, AMBAC, 6.75%, 2014 (c)                 1,000,000       1,134,950
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", 5%, 2027              1,500,000       1,566,450
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", ETM,
6%, 2010 (c)                                                                               620,000         665,105
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                 660,000         704,913
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)                        235,000         251,448
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 16,403,385
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $155,260,416)                                                 $165,554,778
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.3%
------------------------------------------------------------------------------------------------------------------
New York, NY, 3.76%, due 4/02/07                                                        $  400,000    $    400,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
3.76%, due 4/02/07                                                                         900,000         900,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
3.74%, due 4/02/07                                                                         800,000         800,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  2,100,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $157,360,416) (k)                                                 $167,654,778
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.5)%                                                                 (7,255,801)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $160,398,977
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  3,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $18,204
 8/22/19           USD  2,000,000      Goldman Sachs      7-Day BMA       3.726% (fixed rate)           6,788
------------------------------------------------------------------------------------------------------------------
                                                                                                      $24,992
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.2%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.4%
------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                       $ 2,000,000    $  2,106,532
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                         4,485,000       4,712,479
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                     1,000,000       1,050,880
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                     3,775,000       3,967,072
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                       2,700,000       2,854,899
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                         3,000,000       3,175,470
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 17,867,332
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.7%
------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                                          $ 3,100,000    $  3,327,664
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                           2,000,000       2,141,940
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,469,604
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.4%
------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                             $ 4,200,000    $  4,578,210
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 3.9%
------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                   $ 2,800,000    $  2,966,040
Cumberland County, NC, 5.8%, 2010 (c)                                                    4,400,000       4,739,108
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                                2,000,000       2,144,340
New Hanover County, NC, Public Improvement, 5%, 2021                                     1,435,000       1,508,042
New Hanover County, NC, School Improvement, 5%, 2019                                     1,255,000       1,329,334
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 12,686,864
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 23.7%
------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017         $ 1,200,000    $  1,241,952
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
5.125%, 2022                                                                             1,000,000       1,023,840
Charlotte-Mecklenburg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",
5%, 2031                                                                                 3,500,000       3,618,370
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, ETM,
0%, 2009 (c)                                                                             1,800,000       1,642,860
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA,
5%, 2019                                                                                 6,225,000       6,411,190
North Carolina Medical Care Commission (Cleveland County Healthcare), "A", AMBAC,
5%, 2035                                                                                 1,305,000       1,361,246
North Carolina Medical Care Commission (Morehead Memorial Hospital), FHA, 5%, 2026       2,000,000       2,102,960
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029           2,000,000       2,115,040
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018              1,975,000       2,028,878
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed),
AMBAC, 5%, 2021                                                                          3,500,000       3,677,765
North Carolina Medical Care Commission, Health System Rev. (Health Combined Group),
5%, 2036                                                                                 3,000,000       3,134,550
North Carolina Medical Care Commission, Hospital Rev.
(Betsy Johnson Health Care System), FSA, 5.125%, 2032                                    1,500,000       1,567,710
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2015                                                                               5,790,000       5,879,513
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2019                                                                               6,500,000       6,599,905
North Carolina Medical Care Commission, Hospital Rev.
(Mission-St. Joseph Health Systems), 5.5%, 2011 (c)                                      2,825,000       3,063,713
North Carolina Medical Care Commission, Hospital Rev.
(Pitt County Memorial Hospital), "B", 5%, 2008 (c)                                       3,000,000       3,095,640
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC,
5%, 2017                                                                                 5,000,000       5,120,700
North Carolina Medical Care Commission, Hospital Rev.
(Southeastern Regional Medical Center), 5.375%, 2032                                     3,330,000       3,490,473
North Carolina Medical Care Commission, Hospital Rev. (St. Joseph's), MBIA,
5.1%, 2008 (c)                                                                             975,000       1,005,732
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
AMBAC, 0%, 2013                                                                          1,000,000         766,280
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
AMBAC, 0%, 2015                                                                          1,140,000         794,192
North Carolina Medical Care Commission, Hospital Rev. Unrefunded (St. Joseph's),
5.1%, 2018                                                                                 525,000         539,999
North Carolina Medical Care Health Novant Health Obligations Group, 4.5%, 2036           3,000,000       2,927,970
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY,
5.5%, 2019                                                                               1,190,000       1,245,097
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., ASST GTY,
5.1%, 2021                                                                               1,000,000       1,043,230
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA,
5%, 2026                                                                                 1,315,000       1,397,714
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)              10,135,000      10,735,803
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 77,632,322
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.6%
------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commision, Health Ref First Mortgage (Salemtowne),
5.1%, 2030                                                                             $   600,000    $    607,062
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Arbor Acres Community), 6.375%, 2012 (c)                                                1,000,000       1,126,410
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield),
"A", 5%, 2023                                                                            1,000,000       1,041,530
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Givens Estates), 6.5%, 2013 (c)                                                           800,000         927,704
North Carolina Medical Care Commission, Health Care Facilities Rev., "A",
6.125%, 2035                                                                               750,000         787,583
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
(Presbyterian Homes), 5.5%, 2031                                                           750,000         779,640
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,269,929
------------------------------------------------------------------------------------------------------------------
Human Services - 0.7%
------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev.
(Detention Center & Mental Health), AMBAC, 5.625%, 2019                                $ 2,125,000    $  2,230,889
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                       $   860,000    $    945,802
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing
Authority Rev. (International Paper Co.), "A", 5.8%, 2016                              $ 2,000,000    $  2,056,840
------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.7%
------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048                                $ 2,000,000    $  1,996,320
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035       2,000,000       2,015,160
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                       1,000,000       1,049,580
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                             2,525,000       2,549,417
North Carolina Medical Care Commission, Health Care Facilities Rev., "A",
5.8%, 2034                                                                               1,000,000       1,080,450
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  8,690,927
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 7.1%
------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                   $   430,000    $    437,310
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                           2,390,000       2,454,243
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                           2,000,000       2,046,540
North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037                           3,000,000       2,999,790
North Carolina Housing Finance Agency Rev., "24-A", 4.75%, 2026                          2,000,000       2,041,920
North Carolina Housing Finance Agency Rev., "25-A", 5.75%, 2037                          2,000,000       2,132,880
North Carolina Housing Finance Agency Rev., "26-A", 4.7%, 2038                           3,295,000       3,281,919
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                           2,580,000       2,631,445
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                             590,000         606,308
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                             1,310,000       1,327,397
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                              245,000         252,237
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                       1,085,000       1,113,959
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                            1,940,000       1,977,384
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 23,303,332
------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 8.0%
------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2010 (c)               $ 1,000,000    $  1,064,510
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                            5,500,000       5,793,425
Carteret County, NC, AMBAC, 5.625%, 2020                                                 1,010,000       1,076,397
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC,
0%, 2008                                                                                 3,000,000       2,819,820
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D",
5.5%, 2010 (c)                                                                           3,000,000       3,191,670
Charlotte, NC, Certificates of Participation (Transit Projects), "E",
5%, 2035                                                                                 1,990,000       2,072,366
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                      1,020,000       1,109,923
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                       1,225,000       1,312,624
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
"A", FSA, 5.5%, 2010 (c)                                                                 1,250,000       1,327,288
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
"B", FSA, 5.75%, 2010 (c)                                                                1,390,000       1,485,715
Pitt County, NC, Certificates of Participation (School Facilities Improvement),
"B", FSA, 5.75%, 2010 (c)                                                                1,390,000       1,485,715
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)                  3,000,000       3,151,140
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                         350,000         372,327
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 26,262,920
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.1%
------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                              $ 1,250,000    $  1,302,875
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment),
5.25%, 2013 (c)                                                                          1,230,000       1,339,027
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)           1,000,000       1,064,510
New Hanover County, NC, Certificates of Participation
(New Hanover County Projects), AMBAC, 5.25%, 2011 (c)                                    1,635,000       1,761,320
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                3,000,000       3,357,510
Rutherford County, NC, Certificates of Participation (Rutherford County School),
AMBAC, 5%, 2023                                                                            840,000         884,537
Winston Salem, NC, Certificates of Participation, "A", 4.75%, 2031                       1,000,000       1,026,090
Winston Salem, NC, Certificates of Participation, "C", 5%, 2011 (c)                      2,575,000       2,709,904
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,445,773
------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                     $ 1,000,000    $  1,035,210
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                            1,650,000       1,698,626
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,733,836
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033              $ 1,785,000    $  1,858,292
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050               2,000,000         136,920
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,995,212
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.9%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., FSA,
6%, 2018 (u)                                                                           $10,850,000   $ 12,841,735
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.4%
------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington, Certificates of Participation
(Student Housing Project), FGIC, 5%, 2028                                              $ 1,825,000    $  1,930,686
Appalachian State University, NC, "A", FGIC, 5.125%, 2013 (c)                            1,260,000       1,358,267
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                              2,285,000       2,443,945
Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                              1,000,000       1,059,710
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2011 (c)                          1,375,000       1,470,508
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
5.25%, 2012 (c)                                                                          2,000,000       2,157,940
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
5.125%, 2018                                                                               510,000         531,150
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
5.125%, 2021                                                                               300,000         310,605
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University),
"A", XLCA, 5.25%, 2022                                                                   1,870,000       2,003,724
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University),
"A", XLCA, 5%, 2033                                                                      3,385,000       3,521,686
North Carolina Capital Facilities, Finance Prerefunded (Duke University), "A",
5.125%, 2011 (c)                                                                         4,050,000       4,298,873
North Carolina Capital Facilities, Finance Unrefunded (Duke University), "A",
5.125%, 2041                                                                               950,000         984,837
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020         2,180,000       2,265,020
University of North Carolina, Charlotte Rev., "B", 5%, 2036                              1,750,000       1,855,945
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                        2,835,000       2,975,673
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                    2,000,000       2,103,480
University of North Carolina, University Rev., 5%, 2028                                  2,000,000       2,101,480
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                      1,375,000       1,448,219
University of Puerto Rico Rev., "Q", 5%, 2036                                            2,370,000       2,461,601
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 37,283,349
------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.8%
------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev.
(Carolina Power & Light Co.), 5.375%, 2017                                             $ 2,500,000    $  2,645,150
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 15.2%
------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                         $ 1,245,000    $  1,462,987
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018 (u)                      13,000,000      15,276,170
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)                  2,595,000       2,819,442
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                     3,005,000       3,297,417
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)                    3,120,000       3,379,740
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011             5,000,000       5,398,050
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013               1,000,000       1,074,580
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
5.25%, 2019 (u)                                                                         10,000,000      10,682,600
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA,
5.25%, 2020 (u)                                                                          6,000,000       6,403,200
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 49,794,186
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.3%
------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)                           $ 1,490,000    $  1,597,146
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                     1,000,000       1,039,910
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                                        3,180,000       3,432,174
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                            3,675,000       3,859,595
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 (c)                               2,000,000       2,106,940
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                               3,075,000       3,296,123
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                    1,650,000       1,780,895
Charlotte, NC, Water & Sewer Systems Rev., "A", 4.625%, 2036                             2,000,000       2,027,680
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                               1,675,000       1,764,613
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                           1,490,000       1,588,012
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2011 (c)                           1,750,000       1,865,115
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                          1,005,000       1,064,104
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                       1,170,000       1,248,624
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                            700,000         737,373
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                1,000,000       1,055,790
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2014 (c)                                385,000         415,011
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                  1,600,000       1,690,960
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 30,570,065
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $320,597,372)                                                 $338,304,277
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.2%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.7%, due 4/05/07                             $   100,000    $    100,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 3.77%, due 4/02/07                                      100,000         100,000
Burke County, GA, Development Authority Pollution Control Rev.
(Oglethorpe Power Corp.), "A", 3.7%, due 4/04/07                                           970,000         970,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.7%, due 4/05/07                                                                          400,000         400,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4", 3.7%, due 4/05/07                1,200,000       1,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C",
3.82%, due 4/02/07                                                                       1,000,000       1,000,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
3.76%, due 4/02/07                                                                         200,000         200,000
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.), "B",
3.73%, due 4/04/07                                                                       1,200,000       1,200,000
South Blount County, TN, Utility District Rev., 3.85%, due 4/02/07                       1,000,000       1,000,000
State of Oregon, "73G", 3.68%, due 4/04/07                                                 400,000         400,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.75%, due 4/02/07        500,000         500,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  7,070,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $327,667,372) (k)                                                 $345,374,277
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.4)%                                                                (17,594,245)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $327,780,032
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  7,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $42,478
 5/30/19           USD  3,000,000         Citibank        7-Day BMA       3.695% (fixed rate)          11,848
 8/22/19           USD  3,000,000      Goldman Sachs      7-Day BMA       3.726% (fixed rate)          10,182
------------------------------------------------------------------------------------------------------------------
                                                                                                      $64,508
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.7%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA,
5.75%, 2014                                                                             $1,000,000    $  1,097,480
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC,
6.125%, 2017                                                                               500,000         530,575
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                     500,000         529,665
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,157,720
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.5%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                       $  285,000    $    301,430
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                          290,000         307,693
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                        2,000,000       2,244,540
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                        2,000,000       2,266,140
Erie County, PA, Convention Center, FGIC, 5%, 2025                                         500,000         527,300
Erie County, PA, Convention Center, FGIC, 5%, 2026                                         500,000         526,625
Luzerne County, PA, MBIA, 5.25%, 2012 (c)                                                  500,000         539,470
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                          500,000         528,705
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010 (c)                85,000          90,191
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                   415,000         438,887
State of Pennsylvania, 6%, 2010 (c)                                                      1,000,000       1,070,580
State of Pennsylvania, 6.25%, 2010                                                         300,000         323,433
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,164,994
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                                   $  500,000    $    524,215
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 18.0%
------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                              $1,000,000    $  1,055,400
Ambridge, PA, Area School District, MBIA, 5%, 2014 (c)                                     750,000         811,815
Butler, PA, School District, FGIC, 5.375%, 2018                                            500,000         512,115
Chambersburg, PA, School District, FSA, 5%, 2011 (c)                                       500,000         525,825
Chester County, PA, School Authority (School Intermediate Unit Project), "N", AMBAC,
5%, 2025                                                                                   750,000         795,780
Downingtown, PA, School District, AMBAC, 5.65%, 2008 (c)                                   500,000         513,795
Exeter Township, PA, School District, FGIC, 5%, 2025                                     1,000,000       1,050,450
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                       750,000         812,790
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                                 1,000,000       1,068,950
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                   1,890,000       1,978,849
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                    590,000         613,146
North Schuylkill, PA, School District, FGIC, 5%, 2028                                      650,000         675,500
Palmyra, PA, School District, FGIC, 5.375%, 2016                                           820,000         883,001
Pennridge, PA, School District, MBIA, 5%, 2013 (c)                                          50,000          53,369
Pennridge, PA, School District, Unrefunded, MBIA, 5%, 2013 (c)                             450,000         480,321
Pennsylvania Public School Building (Garnet Valley School District), AMBAC,
5.5%, 2011 (c)                                                                           1,005,000       1,070,395
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                                   280,000         293,538
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                       220,000         229,253
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2014 (c)                         1,000,000       1,091,150
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                      500,000         531,840
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                                    500,000         536,955
South Park, PA, School District, FGIC, 5%, 2019                                            750,000         780,383
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                            360,000         353,484
State Public School Building Authority, PA School (Colonial Intermediate Unit 20),
FGIC, 5%, 2030                                                                             500,000         527,240
State Public School Building Authority, PA School (Tuscarora School District), FSA,
5%, 2013 (c)                                                                             1,000,000       1,068,730
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                                                           1,000,000       1,061,430
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 19,375,504
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 13.1%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Jefferson Regional Medical Center), "A", 4.75%, 2025                                   $  500,000    $    503,170
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2010 (c)                                         555,000         603,418
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems),
MBIA, 5%, 2018                                                                             500,000         513,940
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                                                  150,000         177,195
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                                              50,000          59,065
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                     470,000         480,317
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group),
"A", 5%, 2031                                                                              500,000         512,715
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC,
5.25%, 2017                                                                                675,000         723,040
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)                              500,000         550,890
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital),
5%, 2018                                                                                   200,000         204,852
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital),
6%, 2035                                                                                   350,000         379,404
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A",
5.625%, 2034                                                                               350,000         375,491
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA,
7%, 2016                                                                                   250,000         289,653
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032         600,000         628,422
Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem Hospital),
5.375%, 2013 (c)                                                                           600,000         653,652
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                500,000         530,570
Lycoming County, PA, Authority Hospital Rev.
(Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010                         750,000         757,793
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043               750,000         802,590
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital),
5.625%, 2032                                                                               400,000         421,156
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health),
6.25%, 2018                                                                                100,000         109,635
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031          650,000         705,510
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM,
6.6%, 2010                                                                                 115,000         119,962
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University),
6.625%, 2023                                                                               250,000         250,833
Philadelphia, PA, Hospitals & Higher Education Facilities Authority
(Childrens Hospital), "A", 4.5%, 2033                                                      750,000         731,888
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), 5.875%, 2031            500,000         540,955
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC,
5.25%, 2012 (c)                                                                            585,000         628,389
South Central, PA, General Authority Rev., 5.625%, 2011 (c)                                490,000         530,273
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)          110,000         117,641
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East), "B",
5.375%, 2034                                                                               750,000         796,838
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                     350,000         374,476
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 14,073,733
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.0%
------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
6.125%, 2025                                                                            $  250,000    $    264,993
Chartiers Valley, PA, Industrial & Commercial Development Authority
(Asbury Health Center Project), 5.75%, 2022                                                250,000         258,750
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Ministries),
5%, 2036                                                                                   200,000         205,552
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)             110,000         129,789
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)              40,000          47,196
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project),
5.875%, 2031                                                                               500,000         525,565
Montgomery County, PA, Industrial Development Acts Retirement Communities, "A",
4.5%, 2036                                                                                 500,000         479,445
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                                  250,000         264,733
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,176,023
------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%
------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
8%, 2024                                                                                $  150,000    $    150,806
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.0%
------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.
(New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                       $  530,000    $    533,503
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC,
5.1%, 2018                                                                                 500,000         507,845
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,041,348
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.8%
------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017         $  300,000    $    320,754
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021          150,000         160,518
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev.
(Procter & Gamble), 5.375%, 2031                                                         1,000,000       1,127,300
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                           270,000         296,938
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,905,510
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control
(International Paper Co.), "A", 5.3%, 2012                                              $  650,000    $    683,092
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.1%
------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                             $  130,000    $    129,861
------------------------------------------------------------------------------------------------------------------
Parking - 2.0%
------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                      $1,000,000    $  1,054,270
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)                         500,000         534,725
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                         500,000         528,015
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2017                                                                         500,000         522,590
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,639,600
------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0.4%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev.,
"RR", 4.75%, 2025                                                                       $  375,000    $    378,495
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.4%
------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency Rev., "96 A", 4.7%, 2037                            $  750,000    $    743,985
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020             1,405,000       1,435,390
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021              750,000         771,818
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033              455,000         458,827
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                 675,000         682,668
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "93-A",
5.75%, 2037                                                                                730,000         775,121
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "94-A",
5.1%, 2031                                                                                 500,000         514,750
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "95-A",
4.875%, 2031                                                                             1,000,000       1,012,060
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "A", 4.875%, 2026        500,000         512,030
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,906,649
------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                           $  300,000    $    309,951
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.0%
------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 7.096%, 2018 (p)         $  500,000    $    608,530
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                     235,000         240,943
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                      500,000         510,565
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                    1,000,000       1,051,250
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                       750,000         786,765
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                1,000,000       1,093,170
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,291,223
------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%
------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                  $1,500,000    $  1,553,220
------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%
------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2013                                                                      $  500,000    $    522,360
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                             135,000         142,344
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    664,704
------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.6%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023       $  350,000    $    365,540
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A",
5.45%, 2035                                                                                250,000         254,765
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    620,305
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033               $  315,000    $    327,934
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                140,000         141,519
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    469,453
------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.2%
------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                            $  250,000    $    269,230
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 7.0%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                $  500,000    $    528,590
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2016 (c)      1,020,000       1,151,468
Commonwealth of Puerto Rico Highway & Transportation, Authority, MBIA,
5.5%, 2020 (u)                                                                           3,000,000       3,455,580
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                         1,775,000       1,865,064
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013        500,000         519,360
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,520,062
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.7%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA (Chatham College), 5.95%, 2032                                     $  335,000    $    356,467
Allegheny County, PA, Higher Education Building Authority Rev.
(Duquesne University), "A", XLCA, 5%, 2024                                               1,000,000       1,061,960
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC,
5.55%, 2010 (c)                                                                            535,000         568,764
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                     300,000         306,570
Harrisburg, PA, University of Science, "B", 6%, 2036                                       200,000         205,860
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032                            750,000         787,028
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031                500,000         508,465
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020           500,000         528,315
Pennsylvania Higher Educational Facilities Authority Rev.
(Clarion University Foundation), XLCA, 5%, 2023                                          1,000,000       1,046,260
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University),
5.2%, 2032                                                                                 500,000         526,385
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University),
MBIA, 5.5%, 2010 (c)                                                                       300,000         316,398
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College), "B",
5%, 2023                                                                                   500,000         511,170
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
5.375%, 2029                                                                               300,000         317,565
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
5%, 2031                                                                                   300,000         308,790
Pennsylvania Public School Building Authority (Delaware County College), MBIA,
5.75%, 2010 (c)                                                                            500,000         533,285
Pennsylvania State University, 5%, 2029                                                  1,400,000       1,483,692
Pennsylvania State University, "A", 5%, 2029                                             1,000,000       1,053,700
State Public School Building Authority, PA, Jefferson County
(Dubois Technical School), FGIC, 5%, 2026                                                1,000,000       1,052,510
Union County, PA, Higher Educational Facilities Financing Authority, University Rev.
(Bucknell University), 5.25%, 2021                                                       1,000,000       1,070,960
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 12,544,144
------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.6%
------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
(Germantown Friends School Project), 5.35%, 2031                                        $  600,000    $    631,620
------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.3%
------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                             $  110,000    $    113,649
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Colver), "G", 5.125%, 2015                                                                100,000         101,330
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), 6.4%, 2009                                                       150,000         151,809
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    366,788
------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.2%
------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev.
(PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                   $  500,000    $    513,605
Lehigh County, PA, Industrial Development Authority Rev.
(PPL Electric Utilities Corp.), FGIC, 4.75%, 2027                                          750,000         771,773
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,285,378
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.7%
------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)                                       $4,340,000    $  4,537,253
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                                    1,000,000       1,049,080
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                                      500,000         536,465
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020              1,000,000       1,065,160
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,187,958
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.7%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                                 $  750,000    $    808,140
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032                                 1,000,000       1,059,730
Delaware County, PA Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018            750,000         786,480
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                       750,000         784,838
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2014 (c)               1,500,000       1,620,615
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                         440,000         462,766
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                        1,660,000       1,747,216
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                              1,500,000       1,555,755
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                          500,000         512,160
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)         1,000,000       1,103,020
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 10,440,720
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $105,051,748)                                                 $109,462,306
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.7%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.7%, due 4/05/07                              $  450,000    $    450,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.7%, due 4/05/07                               1,400,000       1,400,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  1,850,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $106,901,748) (k)                                                 $111,312,306
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.4)%                                                                 (3,650,273)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $107,662,033
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  2,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $12,137
 6/06/17           USD  1,500,000      Merrill Lynch      7-Day BMA       3.579% (fixed rate)          10,521
 5/30/19           USD  2,000,000         Citibank        7-Day BMA       3.695% (fixed rate)           7,899
 6/12/19           USD  1,500,000      Merrill Lynch      7-Day BMA       3.660% (fixed rate)          11,303
 8/22/19           USD  1,000,000      Goldman Sachs      7-Day BMA       3.726% (fixed rate)           3,394
 4/27/22           USD  1,000,000         Citibank        7-Day BMA       3.878% (fixed rate)          (5,059)
 7/23/22           USD    500,000      Merrill Lynch      7-Day BMA       3.889% (fixed rate)          (2,398)
 9/26/22           USD  2,000,000      Goldman Sachs      7-Day BMA       3.807% (fixed rate)           9,897
------------------------------------------------------------------------------------------------------------------
                                                                                                      $47,694
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.2%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.1%
------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                  $2,250,000    $  2,301,273
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025               1,500,000       1,576,620
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026              1,000,000       1,035,750
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,913,643
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.5%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)(u)                                     $4,000,000    $  4,285,320
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (c)(u)                                      3,500,000       3,749,655
Commonwealth of Puerto Rico, MBIA, 5.75%, 2020 (u)                                       4,000,000       4,255,640
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                         1,000,000       1,062,650
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                915,000         982,015
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                           1,000,000       1,070,970
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                      1,000,000       1,047,260
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 16,453,510
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.8%
------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                  $1,000,000    $  1,035,510
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                               1,700,000       1,806,947
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,842,457
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 12.1%
------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2010 (c)                               $1,465,000    $  1,553,530
Beaufort County, SC, School District, "A", FSA, 4.25%, 2032                              1,000,000         959,850
Berkeley County, SC, School District, 5%, 2008 (c)                                       2,000,000       2,065,840
Chesterfield County, SC, School District, FSA, 5%, 2023                                  3,000,000       3,132,390
Darlington County, SC, School District, FSA, 5%, 2027                                    2,770,000       2,923,430
Lexington County, SC, School District, "A", 4.75%, 2028                                  1,000,000       1,037,170
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                    1,065,000       1,133,522
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                   2,050,000       2,208,117
Richland County, SC, School District, 5.1%, 2021                                         1,750,000       1,830,553
York County, SC, School District No. 003, FSA, 5%, 2032                                  2,000,000       2,133,540
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 18,977,942
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 20.8%
------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA,
5%, 2022 (c)                                                                            $2,450,000    $  2,467,518
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA,
5%, 2031                                                                                 2,000,000       2,101,500
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA,
5.25%, 2034                                                                              2,000,000       2,133,640
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                     3,400,000       3,979,700
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021      1,000,000       1,053,550
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                           250,000         267,968
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                           250,000         267,338
Lexington County, SC, Health Services District, Inc., Hospital Rev.,
Refunding & Improvement, FSA, 5.125%, 2021                                               1,500,000       1,555,995
Lexington County, SC, Health Services District, Inc., Hospital Rev.,
Refunding & Improvement, 5.5%, 2032                                                      1,000,000       1,067,470
South Carolina Jobs & Economic Development Authority Rev.
(Bon Secours Health Systems, Inc.), "A", 5.625%, 2030                                    1,250,000       1,322,188
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                  1,750,000       1,769,548
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 6%, 2014                                          1,000,000       1,066,590
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                    1,500,000       1,565,835
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 5%, 2023                                          1,000,000       1,018,280
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                    750,000         817,193
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Tuomey Health), CIFG, 5%, 2030                                                          1,000,000       1,052,110
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA,
5%, 2031                                                                                 3,100,000       3,233,579
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                           2,500,000       2,503,425
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                           1,000,000       1,001,370
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                            2,250,000       2,361,308
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 32,606,105
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.4%
------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                     $1,325,000    $  1,315,725
South Carolina Jobs & Economic Development Authority, First Mortgage
(Wesley Commons), 5.125%, 2026                                                             400,000         403,644
South Carolina Jobs & Economic Development Authority, Residential Care Facilities
Rev. (Episcopal Home), "A", 6.375%, 2032                                                   400,000         425,644
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,145,013
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.6%
------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Exempt Facilities Hoechst Celanese), 5.7%, 2024       $1,000,000    $  1,003,860
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.1%
------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM,
6.75%, 2017 (c)                                                                         $1,000,000    $  1,215,030
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                               385,000         423,411
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,638,441
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.0%
------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.),
6.125%, 2025                                                                            $1,500,000    $  1,505,790
Georgetown County, SC, Environmental Improvement Rev. (International Paper), "A",
5.3%, 2028                                                                                 500,000         511,285
Richland County, SC, Environmental Improvement Rev. (International Paper), "A",
6.1%, 2023                                                                               1,000,000       1,080,480
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,097,555
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                             $  510,000    $    534,648
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2018                                                                    570,000         594,293
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2019                                                                    595,000         623,721
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2020                                                                    630,000         659,692
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,412,354
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.7%
------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev.
(Coastal Housing Foundation LLC), "A", CIFG, 5%, 2035                                   $1,000,000    $  1,036,650
------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.4%
------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5%, 2038       $1,000,000    $  1,011,380
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.1%, 2041      1,210,000       1,223,709
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,235,089
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 4.9%
------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", AMBAC,
5.05%, 2027                                                                             $1,000,000    $  1,030,510
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA,
5.5%, 2034                                                                                 970,000         998,014
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA,
5.2%, 2035                                                                                 985,000       1,010,768
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA,
6%, 2020                                                                                   370,000         374,403
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA,
5.35%, 2024                                                                              1,645,000       1,698,545
South Carolina Housing, Finance & Development Authority Rev., "A-2", AMBAC,
5.15%, 2037                                                                              1,000,000       1,029,620
South Carolina Housing, Finance & Development Authority Rev., "C-2", FSA, 4.6%, 2032     1,500,000       1,480,050
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,621,910
------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.0%
------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2009 (c)                  $1,000,000    $  1,040,750
South Carolina Water Resources Authority Rev. (Local Government Program), "A",
7.25%, 2020                                                                                575,000         575,604
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,616,354
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.9%
------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)               $1,000,000    $  1,046,920
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                2,750,000       3,006,218
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2019 (u)                                2,600,000       2,957,552
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025           685,000         719,243
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,729,933
------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                          $  180,000    $    189,792
------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037            $  500,000    $    509,785
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                     $1,000,000    $  1,070,880
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.5%
------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2009 (c)          $1,000,000    $  1,051,090
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                    500,000         520,580
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027                  2,000,000       2,097,040
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033                  1,645,000       1,731,001
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,399,711
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 12.4%
------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                             $1,250,000    $  1,327,225
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5%, 2024                                                                                   800,000         839,912
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA,
5.125%, 2034                                                                             1,510,000       1,599,498
College of Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028        2,435,000       2,572,626
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning
(Wofford College), "A", 5%, 2036                                                         1,000,000       1,046,440
South Carolina Educational Facilities Authority (Furman University), AMBAC,
5.375%, 2020                                                                             1,245,000       1,321,144
South Carolina Educational Facilities Authority (Furman University), AMBAC,
5.5%, 2030                                                                               2,000,000       2,125,700
South Carolina Educational Facilities Authority (Furman University), 5%, 2038            1,000,000       1,043,770
South Carolina Jobs & Economic Development Authority, Student Housing Rev.
(Francis Marion University), "A", MBIA, 5%, 2034                                         1,945,000       2,035,890
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2010 (c)               1,555,000       1,647,180
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034                      3,665,000       3,822,668
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 19,382,053
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.7%
------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                     $   75,000    $     77,043
Easley, SC, Utility Rev., FSA, 5%, 2027                                                  1,000,000       1,047,560
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                         2,000,000       2,116,520
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA,
5%, 2021                                                                                   175,000         184,504
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC,
5.7%, 2024                                                                               2,000,000       2,003,120
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                  2,600,000       3,167,268
Puerto Rico Electric Power Authority, FSA, RITES, 6.014%, 2015 (n)(v)                    1,000,000       1,064,340
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2010 (c)                         200,000         211,530
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                            2,000,000       2,088,200
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                          1,500,000       1,562,265
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,522,350
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.6%
------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                               $1,000,000    $  1,041,320
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                      2,000,000       2,114,760
Berkeley County, SC, Water & Sewer Systems Rev., "A", FSA, 4.75%, 2029                   1,000,000       1,034,810
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028              1,000,000       1,040,890
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                              2,000,000       2,125,500
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029                             1,020,000       1,076,671
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                          595,000         623,625
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA,
5.375%, 2023                                                                               500,000         538,380
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                    1,250,000       1,341,113
Spartanburg, SC, Waterworks Rev., "A", FSA, 4.375%, 2028                                 1,000,000         985,690
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA,
5%, 2027                                                                                 1,490,000       1,561,833
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,484,592
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $151,660,295)                                                 $159,889,979
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.3%
------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 3.77%, due 4/02/07                                   $  300,000    $    300,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.7%, due 4/05/07                                                                          900,000         900,000
State of Oregon, "73G", 3.68%, due 4/04/07                                                 200,000         200,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.75%, due 4/02/07      2,200,000       2,200,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  3,600,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $155,260,295) (k)                                                 $163,489,979
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.5)%                                                                 (7,044,823)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $156,445,156
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  3,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $18,205
 8/08/17           USD  1,500,000      Goldman Sachs      7-Day BMA       3.736% (fixed rate)          (5,540)
 5/30/19           USD  2,500,000         Citibank        7-Day BMA       3.695% (fixed rate)           9,874
------------------------------------------------------------------------------------------------------------------
                                                                                                      $22,539
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.4%
------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021         $1,500,000    $  1,546,200
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 4.1%
------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2009 (c)                                       $2,570,000    $  2,647,691
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                 770,000         802,771
Puerto Rico Public Building Authority, 5.5%, 2021                                        1,000,000       1,117,200
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,567,662
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.6%
------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)                      $  645,000    $    664,202
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 12.0%
------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, AMBAC, 5.6%, 2008 (c)                              $1,215,000    $  1,234,805
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                                  455,000         473,637
Gibson County, TN, School District, MBIA, 5.75%, 2016                                      190,000         197,598
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                              1,980,000       2,092,167
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                       915,000         931,863
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                       975,000         992,969
Rutherford County, TN, School & Public Improvement, 5%, 2022                             1,510,000       1,577,980
Rutherford County, TN, School District, 5.875%, 2010 (c)                                 1,100,000       1,169,729
Rutherford County, TN, School Improvement, 0%, 2007 (c)                                  1,500,000         949,050
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                              2,000,000       2,126,780
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                    1,575,000       1,682,021
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,428,599
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 15.0%
------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev.
(Johnson City Medical Center Hospital), MBIA, 5.25%, 2016                               $1,375,000    $  1,376,925
Johnson City, TN, Health & Education Financing Authority Rev.
(Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)                          1,500,000       1,540,950
Johnson City, TN, Health & Educational Facilities, Hospital Rev.
(Mountain States Health), "A", 5.5%, 2036                                                  600,000         642,570
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                                                       300,000         313,680
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Catholic Healthcare Partners), 5.25%, 2030                                              1,000,000       1,047,020
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2036                                                         4,000,000         948,640
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(East Tennessee Children's Hospital), 5.75%, 2033                                          450,000         481,540
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Fort Sanders), MBIA, 5.75%, 2014                                                        3,250,000       3,615,430
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.,
"A", FSA, 5%, 2013 (c)                                                                     545,000         581,896
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.,
"A", FSA, 5%, 2022                                                                         455,000         476,208
Metropolitan Government Nashville, TN, Davidson Town Unrefunded Hospital,
5.25%, 2008 (c)                                                                            460,000         470,943
Metropolitan Government Nashville, TN, Davidson Town, 5.25%, 2008 (c)                      540,000         559,013
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(Methodist Healthcare), 6.5%, 2012 (c)                                                     625,000         711,025
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(Methodist Healthcare), 6.5%, 2012 (c)                                                     375,000         426,615
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(St. Judes Children's Research), 5.5%, 2009 (c)                                          1,750,000       1,850,468
Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
(Northcrest Medical Center), 5.25%, 2013                                                 1,000,000       1,006,890
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                        750,000         785,108
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 16,834,921
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.2%
------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(Germantown Village), 7.25%, 2034                                                       $  250,000    $    255,825
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.2%
------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                          $  945,000    $    967,945
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                               320,000         351,926
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,319,871
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.9%
------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev.
(Bowater, Inc.), 7.625%, 2016                                                           $1,000,000    $  1,006,510
------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 3.5%
------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)               $2,000,000    $  2,104,240
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)                 1,665,000       1,785,729
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,889,969
------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.1%
------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA,
6.125%, 2019                                                                            $  410,000    $    431,099
Knoxville, TN, Community Development Corp., 5%, 2024                                     1,000,000       1,053,910
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments),
MBIA, 5.85%, 2020                                                                        1,000,000       1,043,690
Memphis, TN, Health, Educational & Housing Facilities Board Rev.
(Prescott Place Apartments Project), FNMA, 5.125%, 2038                                  1,000,000       1,025,140
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                            500,000         524,775
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                            485,000         486,014
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,564,628
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 13.1%
------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                       $1,500,000    $  1,571,865
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                         175,000         181,174
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014            2,535,000       2,623,395
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017              645,000         649,509
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017              660,000         664,613
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018              575,000         579,002
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018              690,000         694,802
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                 925,000         947,108
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026               2,000,000       2,049,680
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027              760,000         773,946
Tennessee Housing Development Agency Rev., Homeownership Program, 4.85%, 2032            1,000,000       1,011,520
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032          695,000         716,420
Tennessee Housing Development Agency Rev., Homeownership Program, 5.125%, 2034             990,000       1,022,809
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034            1,255,000       1,285,898
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 14,771,741
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 6.0%
------------------------------------------------------------------------------------------------------------------
Blount County, TN, Town Public Building Authority, Local Government Public
Improvement, "B ", AMBAC, 4.375%, 2038                                                  $1,500,000    $  1,456,425
Blount County, TN, Town Public Building Authority, Local Government Public
Improvement, "B", XLCA, 4.375%, 2035                                                     1,000,000         972,320
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018                        1,000,000       1,065,560
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)      3,000,000       3,220,440
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,714,745
------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                         $  730,000    $    758,229
------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                 $  350,000    $    361,361
Tobacco Settlement Financing Corp., 5%, 2031                                               750,000         758,190
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,119,551
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 6.1%
------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                   $1,000,000    $  1,010,480
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                 3,750,000       3,841,425
University of Puerto Rico Rev., "Q", 5%, 2036                                            1,985,000       2,061,720
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,913,625
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.7%
------------------------------------------------------------------------------------------------------------------
Clarksville, TN, Electrical Systems Rev., XLCA, 5%, 2032                                $  500,000    $    530,395
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                     1,000,000       1,004,140
Lawrenceberg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                                  1,255,000       1,305,840
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
5.125%, 2021                                                                             1,500,000       1,572,060
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
AMBAC, 5%, 2029                                                                          1,500,000       1,577,775
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA,
0%, 2012                                                                                 3,305,000       2,703,126
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  8,693,336
------------------------------------------------------------------------------------------------------------------
Utilities - Other - 1.0%
------------------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A", 5.25%, 2026                                          $1,000,000    $  1,107,360
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 18.3%
------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027               $3,000,000    $  3,140,520
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024           1,500,000       1,570,260
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "N", FGIC, 5%, 2036           1,000,000       1,064,730
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                     2,750,000       2,775,520
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                          625,000         645,106
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                        1,145,000       1,181,835
Memphis, TN, Sewage Systems Rev., 5.75%, 2008 (c)                                          750,000         774,128
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                          770,000         820,250
West Knox Utility District, TN, Water & Sewer Rev., ETM, MBIA, 0%, 2007 (c)              1,920,000       1,874,822
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)                 2,000,000       2,191,980
West Wilson Utility District, TN, Waterworks Rev., MBIA, 4.25%, 2036                     1,045,000       1,002,751
White House Utility District, TN, Unrefunded, FSA, 5%, 2021                                420,000         436,065
White House Utility District, TN, "Y", FSA, 5%, 2011 (c)                                   380,000         398,039
White House Utility District, TN, Water & Sewer Rev.
(Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)                              1,000,000       1,061,520
White House Utility District, TN, Water & Sewer Rev.
(Robertson & Sumner Counties Waterworks), FSA, 5%, 2012 (c)                              1,500,000       1,587,360
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 20,524,886
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $103,765,278)                                                 $108,681,860
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.7%
------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.69%, due 4/05/07                        $  200,000    $    200,000
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.69%, due 4/05/07                                                                         200,000         200,000
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.85%, due 4/02/07                                                                         120,000         120,000
South Blount County, TN, Utility District Rev., 3.85%, due 4/02/07                         300,000         300,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $    820,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $104,585,278) (k)                                                 $109,501,860
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.4%                                                                    2,723,893
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $112,225,753
------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.3%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 8.8%
------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024           $ 1,000,000    $  1,049,760
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                   705,000         733,912
Metropolitan Washington, DC, Airport Authority Rev., "A", FSA, 5%, 2032                  1,455,000       1,529,060
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                 3,000,000       3,137,190
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2007 (c)                 2,465,000       2,510,257
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2007 (c)               11,000,000      11,215,160
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                             1,755,000       1,872,866
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                 3,000,000       3,113,430
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                              720,000         744,430
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 25,906,065
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.4%
------------------------------------------------------------------------------------------------------------------
Newport News, VA, Economic Development, "A", 5%, 2031                                  $ 1,595,000    $  1,693,810
Puerto Rico Commonwealth, Public Improvement, "A", 5.25%, 2030                           2,000,000       2,141,940
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034          3,060,000       3,222,670
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,058,420
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 12.3%
------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                                  $ 1,900,000    $  2,018,465
Chesterfield County, VA, 5%, 2011 (c)                                                    2,015,000       2,107,247
Hampton, VA, Public Improvement, 6%, 2010 (c)                                            3,280,000       3,545,090
Hampton, VA, Public Improvement, 6%, 2010 (c)                                            3,480,000       3,761,254
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                                        1,765,000       1,884,085
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                             1,230,000       1,293,776
Puerto Rico Municipal Finance Agency, FSA, 6%, 2009 (c)(u)                               2,210,000       2,349,031
Richmond, VA, 0%, 2008                                                                   2,000,000       1,943,720
Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                                 5,000,000       5,242,350
Richmond, VA, "B", 0%, 2008                                                              5,270,000       5,121,702
Richmond, VA, "B", 0%, 2009                                                              5,175,000       4,840,333
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                                          1,880,000       1,996,240
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 36,103,293
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 0.4%
------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                       $ 1,000,000    $  1,084,460
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.5%
------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev.
(Martha Jefferson Hospital), 5.25%, 2023                                               $ 3,000,000    $  3,127,650
Arlington County, VA, Industrial Development Authority Rev.
(Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)                     2,600,000       2,784,262
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), AMBAC,
5.25%, 2023                                                                             11,000,000      11,245,410
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), "B",
5.125%, 2033                                                                               750,000         771,105
Harrisonburg, VA, Industrial Development Authority, Hospital Rev.
(Rockingham Memorial Hospital), AMBAC, 4.5%, 2041                                        3,000,000       2,923,020
Henrico County, VA, Economic Development Authority Rev.
(Bon Secours Health Systems, Inc.), "A", 5.6%, 2030                                      2,000,000       2,118,140
Henrico County, VA, Industrial Development Authority Rev.
(Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020                                    1,500,000       1,786,095
Loudoun County, VA, Industrial Development Authority, Hospital Rev.
(Loudoun Hospital Center), "A", 6.1%, 2012 (c)                                           1,000,000       1,118,980
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.
(Central Health), 5.2%, 2008 (c)                                                           855,000         873,263
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.,
Unrefunded Balance (Central Health), 5.2%, 2018                                            145,000         148,012
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                 3,000,000       3,100,020
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System),
5%, 2018                                                                                 3,580,000       3,670,395
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                               2,005,000       2,286,562
Prince William County, VA, Industrial Development Authority, Hospital Rev.
(Potomac Hospital Corp.), 5.2%, 2026                                                     1,000,000       1,055,450
Roanoke, VA, Industrial Development Authority, Hospital Rev.
(Roanoke Memorial Hospital), "B", ETM, MBIA, 6.125%, 2017 (c)                            3,000,000       3,494,760
Winchester VA, Industrial Development Hospital Valley Health Systems Obligated,
5.25%, 2037                                                                              2,000,000       2,144,840
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 42,647,964
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
------------------------------------------------------------------------------------------------------------------
Albemarlecnty VA, Industrial Development Ref Westminster Canterbury, 5%, 2031          $   500,000    $    501,625
Henrico County, VA, Economic Development Authority, Residential Care Facilities
(United Methodist Homes), "A", 6.7%, 2027                                                  750,000         798,037
Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev.
(Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031                                      750,000         754,050
Norfolk, VA, Redevelopment & Housing Authority Rev.
(Fort Norfolk Retirement Community), "A", 6.125%, 2035                                     750,000         784,912
Prince William County, VA, Industrial Development Authority, Residential Care
Facilities (Westminster Presbyterian Retirement Community, Inc.), 5.125%, 2026             750,000         766,275
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev.
(Lake Prince Center, Inc.), 5.3%, 2031                                                     750,000         764,077
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,368,976
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                    $ 1,500,000    $  1,621,755
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                              1,750,000       1,738,642
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,360,397
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev.
(Dulles Airport Marriott Hotel), 7.125%, 2015                                          $ 2,000,000    $  2,026,680
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates),
6%, 2033                                                                                 1,000,000       1,095,040
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                           750,000         824,827
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,946,547
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.
(Nekooska Packaging Corp.), 5.6%, 2025                                                 $ 1,000,000    $  1,009,000
Hopewell, VA, Industrial Development Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                     740,000         744,936
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                           2,750,000       2,807,200
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                    1,750,000       1,757,315
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,318,451
------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.5%
------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), "B", 9%, 2018                                          $ 3,545,000    $  3,558,826
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village),
FNMA, 5.15%, 2031                                                                        3,000,000       3,114,990
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                            1,345,000       1,353,756
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                           2,000,000       2,066,080
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                            3,000,000       3,065,430
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 13,159,082
------------------------------------------------------------------------------------------------------------------
Parking - 0.6%
------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                      $ 1,630,000    $  1,680,465
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.2%
------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022                   $ 1,270,000    $  1,259,154
Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032                    1,795,000       1,814,583
Virginia Housing Development Authority, "A", 5%, 2031                                    2,000,000       2,048,120
Virginia Housing Development Authority, "C", 4.66%, 2027                                 1,285,000       1,260,521
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,382,378
------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.7%
------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                    $ 3,090,000    $  3,478,907
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories),
5%, 2021                                                                                 1,500,000       1,566,795
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,045,702
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 23.3%
------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                              $ 1,830,000    $  1,883,802
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC,
5.125%, 2034                                                                             1,000,000       1,060,070
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
6.25%, 2011                                                                              3,985,000       4,080,640
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
5.25%, 2017                                                                              2,000,000       2,044,540
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease
Rev., 7.5%, 2008                                                                           830,000         830,374
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA,
5%, 2030                                                                                 2,500,000       2,624,150
Fairfax County, VA, Economic Development Authority, 4.5%, 2026                           2,325,000       2,342,205
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA,
5%, 2029                                                                                 1,000,000       1,054,850
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement
Project, 5%, 2030                                                                        1,000,000       1,049,860
Fairfax County, VA, Economic Development Authority, Parking Rev.
(Vienna II Metrorail), 6%, 2009 (c)                                                      1,650,000       1,770,796
Fairfax County, VA, Economic Development Authority, Parking Rev.
(Vienna II Metrorail), 6%, 2009 (c)                                                      1,750,000       1,878,117
Fairfax County, VA, Redevelopment & Housing Authority Rev.
(Mott & Gum Springs Community Centers), 5.5%, 2017                                       2,225,000       2,258,753
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev.,
School & Capital Improvement, "B", FSA, 5%, 2035                                         2,875,000       3,020,188
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036       2,000,000       2,093,780
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)     1,000,000       1,078,990
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)      2,000,000       2,169,980
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2011 (c)                  1,000,000       1,091,680
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2011 (c)                  1,120,000       1,222,682
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                        3,405,000       3,496,629
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC,
5%, 2034                                                                                 1,000,000       1,045,410
Powhatan County, VA, Economic Development Authority Lease Rev.
(Virginia Capital Projects), AMBAC, 5.25%, 2033                                          1,000,000       1,063,580
Prince William County, VA, Lease Partnerships, 5%, 2021                                  1,500,000       1,573,485
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2013 (u)                                4,000,000       4,372,680
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016 (u)                                1,000,000       1,119,170
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022           1,600,000       1,662,240
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035                          1,720,000       1,801,459
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)         2,000,000       2,101,940
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                             3,750,000       3,705,675
Virginia Resources Authority Rev., 5%, 2021 (u)                                          2,780,000       2,949,135
Virginia Resources Authority Rev., 5%, 2023 (u)                                          3,040,000       3,214,131
Virginia Resources Authority Rev., 5%, 2033 (u)                                          5,020,000       5,272,004
Virginia Resources Authority,
Infrastructure Rev., "A", 5%, 2017                                                       1,360,000       1,416,998
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 68,349,993
------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%
------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev.
(Convention Center Expansion), 6.125%, 2010 (c)                                        $ 3,500,000    $  3,793,440
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                         1,000,000       1,031,110
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,824,550
------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%
------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033              $   445,000    $    463,272
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                    965,000       1,010,085
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055               2,000,000          73,320
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                540,000         545,859
Virginia Tobacco Settlement Financing Corp., 5.625%, 2037                                1,000,000       1,062,850
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,155,386
------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.4%
------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                        $ 1,500,000    $  1,107,015
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.0%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
5%, 2029                                                                               $ 1,210,000    $  1,278,341
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2007 (c)          1,500,000       1,517,715
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,796,056
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.0%
------------------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development Authority Rev.
(Educational Facilities Sweet Briar), 5%, 2026                                         $ 1,770,000    $  1,823,507
Danville, VA, Industrial Development Authority, Educational Facilities Rev.
(Averett University), 6%, 2022                                                             500,000         520,270
Loudoun County, VA, Industrial Development Authority, University Facilities Rev.
(George Washington University), 6.25%, 2012                                              2,710,000       2,712,575
University of Virginia (University Revenue), "B", 5%, 2027                               2,690,000       2,826,410
Virginia College Building Authority, Educational Facilities Rev.
(Hampton University), 6%, 2010 (c)                                                       1,000,000       1,075,300
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  8,958,062
------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.6%
------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev.
(Virginia Electric & Power Co.), 5.25%, 2008                                           $   750,000    $    753,772
Halifax County, VA, Industrial Development Authority
(Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028                                 3,000,000       3,235,950
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
6.5%, 2017                                                                                 700,000         767,144
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,756,866
------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.6%
------------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)                           $   240,000    $    276,096
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)                                        2,020,000       2,109,365
Puerto Rico Electric Power Authority Rev., FSA, 5.625%, 2010 (c)(u)                      2,540,000       2,719,324
Puerto Rico Electric Power Authority Rev., FSA, 5.75%, 2010 (c)(u)                       5,000,000       5,371,950
Puerto Rico Electric Power Authority Rev., FSA, 5.3%, 2020 (u)                           2,500,000       2,636,125
Richmond, VA, Public Utilities Rev., FSA, 5%, 2027                                       1,000,000       1,058,010
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                       6,950,000       7,209,444
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                       1,000,000       1,055,280
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 22,435,594
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.2%
------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)                                 $ 1,000,000    $  1,078,800
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)                                   3,155,000       3,403,614
Fairfax County, VA, Water Authority Rev., 5%, 2032                                       2,000,000       2,075,020
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027                           3,210,000       3,352,460
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)                      2,000,000       2,099,480
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                         145,000         153,880
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                               1,450,000       1,506,086
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                 1,000,000       1,079,470
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater),
5.75%, 2021                                                                              1,335,000       1,433,803
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)                           1,135,000       1,200,705
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)                             2,750,000       2,962,850
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                     350,000         372,109
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                     630,000         669,797
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                    660,000         712,041
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                    700,000         755,195
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                    710,000         765,983
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)                    750,000         809,137
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019                        230,000         247,411
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019                          90,000          95,496
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020                        240,000         258,072
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project),
5%, 2035                                                                                 2,015,000       2,111,317
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 27,142,726
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $287,768,815)                                                 $300,588,448
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "C", 3.7%, due 4/05/07                             $   100,000    $    100,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.7%, due 4/05/07                                 900,000         900,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 3.77%, due 4/02/07                                      100,000         100,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), "B-2", 3.77%, due 4/02/07                               100,000         100,000
Burke County, GA, Development Authority Pollution Control Rev.
(Oglethorpe Power Corp.), "A", 3.7%, due 4/04/07                                           200,000         200,000
California Health Facilities Financing Authority Rev. (Adventist Health System),
"B", 3.68%, due 4/02/07                                                                    500,000         500,000
Chicago, IL, Midway Airport Rev., Second Lien, "B", 3.81%, due 4/02/07                     100,000         100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C",
3.82%, due 4/02/07                                                                         100,000         100,000
Massachusetts Water Resources Authority, 3.65%, due 4/04/07                                100,000         100,000
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light Co.), "B",
3.73%, due 4/04/07                                                                         900,000         900,000
Sevier County, TN, Public Building Authority, 3.69%, due 4/05/07                           400,000         400,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement,
"B-4", 3.85%, due 4/02/07                                                                   50,000          50,000
State of Oregon, "73G", 3.68%, due 4/04/07                                               1,600,000       1,600,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.65%, due 4/05/07                    200,000         200,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  5,350,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $293,118,815) (k)                                                 $305,938,448
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.1)%                                                                (11,948,276)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $293,990,172
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                      UNREALIZED
                      NOTIONAL                               CASH FLOWS             CASH FLOWS       APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY         TO RECEIVE               TO PAY        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  6,000,000      Merrill Lynch         7-Day BMA          2.795% (fixed rate)    $ 36,410
 9/12/19           USD  4,000,000      Goldman Sachs    5.145% (fixed rate)        3-Month LIBOR        (33,371)
 8/15/22           USD  3,750,000      Goldman Sachs    5.286% (fixed rate)        3-Month LIBOR        (10,315)
------------------------------------------------------------------------------------------------------------------
                                                                                                       $ (7,276)
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.


PORTFOLIO OF INVESTMENTS
3/31/07

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.9%
------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                  SHARES/PAR      VALUE ($)
------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 16.2%
------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                         $1,140,000    $  1,225,135
Commonwealth of Puerto Rico, Public Improvement, ETM, MBIA, 5.75%, 2019 (c)(u)           6,000,000       6,383,460
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                             1,500,000       1,588,965
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                     2,000,000       2,102,720
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                         1,000,000       1,061,630
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA,
5.25%, 2025                                                                              2,000,000       2,287,720
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007 (c)                        3,115,000       3,173,873
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)                               2,000,000       2,134,560
West Virginia Sewer Improvements, FGIC, 5.5%, 2017                                       2,565,000       2,681,733
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 22,639,796
------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.4%
------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                   $1,390,000    $  1,449,186
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)(u)                             1,800,000       1,893,330
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,342,516
------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.3%
------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)                    $1,680,000    $  1,795,332
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                2,350,000       2,484,138
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                3,000,000       3,156,540
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,436,010
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 8.9%
------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM,
7.5%, 2007 (c)                                                                          $   30,000    $     30,756
Monongalia County, WV, Building Community Hospital Rev.
(Monongalia General Hospital), "A", 5.25%, 2035                                          2,000,000       2,081,240
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center),
5.75%, 2013                                                                                750,000         741,555
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.),
FSA, 5.2%, 2021                                                                          1,000,000       1,065,770
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                            600,000         631,338
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)             2,000,000       2,439,000
West Virginia Hospital Finance Authority, Hospital Rev.
(Fairmont General Hospital), 6.625%, 2019                                                  300,000         300,669
West Virginia Hospital Finance Authority, Hospital Rev.
(General Division Medical Office Building), 7.25%, 2014                                  1,510,000       1,514,515
West Virginia Hospital Finance Authority, Hospital Rev.
(West Virginia University Hospital), AMBAC, 5%, 2018                                     1,000,000       1,016,800
West Virginia Hospital Finance Authority, Rev., "A", AMBAC, 5%, 2022                     2,500,000       2,644,775
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 12,466,418
------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.2%
------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC,
5.25%, 2008 (c)                                                                         $2,625,000    $  2,717,479
West Virginia Economic Development (Edgewood Summit), 5.5%, 2029                           300,000         308,928
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,026,407
------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev.
(Hovensa Refinery), 5.875%, 2022                                                        $  350,000    $    384,919
------------------------------------------------------------------------------------------------------------------
Parking - 0.9%
------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev.
(Capitol Parking Garage), AMBAC, 5.8%, 2020                                             $1,260,000    $  1,335,991
------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.0%
------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                  $   50,000    $     50,225
Kanawha County, WV, 0%, 2014 (c)                                                         1,920,000       1,315,565
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,365,790
------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.5%
------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                                                            $  670,000    $    673,156
West Virginia Housing Development Fund Rev., 5.25%, 2018                                   950,000         973,883
West Virginia Housing Development Fund Rev., 5.3%, 2023                                    850,000         868,071
West Virginia Housing Development Fund Rev., "A", 4.625%, 2032                           1,000,000         981,720
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,496,830
------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 26.5%
------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                 $1,740,000    $  1,792,235
West Virginia Building Commission, "A", AMBAC, 5.375%, 2018 (u)                          9,040,000      10,129,862
West Virginia Building Commission, "B", AMBAC, 5.375%, 2018 (u)                          2,500,000       2,801,400
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2007 (c)                   3,150,000       3,122,248
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2008 (c)                   3,050,000       2,914,275
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)                   1,000,000         920,490
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
5.5%, 2013                                                                               1,000,000       1,089,590
West Virginia Economic Development Authority (Correctional Juvenile & Public),
5%, 2020                                                                                 1,000,000       1,044,350
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
5%, 2026                                                                                 2,100,000       2,191,371
West Virginia Economic Development Authority (State Office Building), "B", MBIA,
5.25%, 2030                                                                              1,355,000       1,442,601
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                1,000,000       1,052,620
West Virginia Economic Development Authority, Department of Environmental
Protection, 5.5%, 2022                                                                   2,000,000       2,164,900
West Virginia Economic Development Authority, Lease Rev. (State Office Building),
"B", MBIA, 5.25%, 2025                                                                     645,000         687,873
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home),
5.5%, 2034                                                                               1,000,000       1,034,630
West Virginia School Building Authority, Miscellaneous Tax Rev., FSA, 5.25%, 2007(c)     2,550,000       2,610,461
West Virginia School Building Authority, Rev., "A", FGIC, 5%, 2020                       2,000,000       2,154,380
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 37,153,286
------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.4%
------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                        $  500,000    $    515,555
------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
------------------------------------------------------------------------------------------------------------------
Morgantown, West Virginia, Tax Increment Revenue, Parking Garage Project, "A",
5%, 2033                                                                                $  500,000    $    494,390
------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033               $  660,000    $    687,100
------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.8%
------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., ETM, FGIC,
0%, 2007 (c)                                                                            $2,000,000    $  1,982,380
West Virginia Parkways, Economic Development & Tourism Authority, Rev., ETM, FGIC,
0%, 2008 (c)                                                                               610,000         582,855
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,565,235
------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
5%, 2029                                                                                $1,820,000    $  1,922,794
------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 22.4%
------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza), MBIA,
5%, 2021                                                                                $1,270,000    $  1,318,349
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                 3,210,000       3,353,230
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5.375%, 2027             1,500,000       1,611,780
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                 2,250,000       2,344,185
Fairmont State College, West Virginia, College Rev., "B", FGIC, 5.25%, 2022              5,130,000       5,465,143
Shepherd University Board of Governors, West Virginia Rev.
(Residence Facilities Projects), MBIA, 5%, 2035                                          1,675,000       1,760,760
West Liberty State College, Capital Improvement, 6%, 2028                                  500,000         532,995
West Virginia Department of Higher Education (Marshall University), FGIC,
5.25%, 2019                                                                              1,680,000       1,766,570
West Virginia Department of Higher Education
(Student Union James C. Wilson College), 5.125%, 2022                                    1,500,000       1,586,505
West Virginia Department of Higher Education, "B", FGIC, 5%, 2029                        3,000,000       3,136,710
West Virginia Department of Higher Education, "A", MBIA, 5%, 2010                          595,000         617,057
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                            2,000,000       2,035,560
West Virginia University, University Systems Rev. (Marshall University), FGIC,
6%, 2020                                                                                 2,705,000       2,895,946
West Virginia University, University Systems Rev. (West Virginia University), MBIA,
5.5%, 2020                                                                               1,700,000       1,943,406
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028            1,000,000       1,052,930
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 31,421,126
------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.5%
------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022            $  750,000    $    775,875
------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.4%
------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, "A", 5%, 2047                       $1,000,000    $  1,009,290
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee,
5%, 2022                                                                                   300,000         299,679
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                          200,000         225,378
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035            500,000         511,295
West Virginia Water Development Authority Loan Program, "B", AMBAC, 5.125%, 2024         2,140,000       2,287,596
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)                         80,000          83,776
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                       1,000,000       1,077,760
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                       1,000,000       1,071,680
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                          2,850,000       2,992,757
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                           1,500,000       1,573,500
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)        390,000         413,451
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)        895,000         948,816
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC,
5%, 2033                                                                                 1,950,000       2,045,550
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 14,540,528
------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $139,801,651)                                                 $145,570,566
------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 3.1%
------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants Rev., "A",
3.7%, due 4/05/07                                                                       $1,700,000    $  1,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C",
3.82%, due 4/02/07                                                                         900,000         900,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "A",
3.67%, due 4/02/07                                                                         100,000         100,000
Pinellas County, FL, Health Facilities Authority Rev.
(Pooled Hospital Loan Program), 3.8%, due 4/02/07                                        1,200,000       1,200,000
Sevier County, TN, Public Building Authority, Government Public Improvement II,
"F-4", 3.69%, due 4/05/07                                                                  315,000         315,000
Sevier County, TN, Public Building Authority, Government Public Improvement III,
"F", 3.69%, due 4/05/07                                                                    100,000    $    100,000
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE                                        $  4,315,000
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $144,116,651) (k)                                                 $149,885,566
------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.0)%                                                                 (9,824,459)
------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $140,061,107
------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 3/31/07
                                                                                                     UNREALIZED
                      NOTIONAL                            CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY      TO RECEIVE             TO PAY            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  3,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)         $18,205
 8/08/17           USD  2,000,000      Goldman Sachs      7-Day BMA       3.736% (fixed rate)          (7,386)
 5/30/19           USD  2,250,000         Citibank        7-Day BMA       3.695% (fixed rate)           8,886
 8/22/19           USD  1,000,000      Goldman Sachs      7-Day BMA       3.726% (fixed rate)           3,394
 7/23/22           USD  1,000,000      Merrill Lynch      7-Day BMA       3.889% (fixed rate)          (4,796)
 9/26/22           USD  1,500,000      Goldman Sachs      7-Day BMA       3.807% (fixed rate)           7,423
------------------------------------------------------------------------------------------------------------------
                                                                                                      $25,726
------------------------------------------------------------------------------------------------------------------

At March 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio Footnotes:

(c) Refunded bond.

(k) Each fund held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid. As of March 31,
    2007, the following funds held securities that were fair valued.

    FUND                                               MARKET VALUE                      % OF MARKET VALUE
    ---------------------------------------------------------------------------------------------------------
    Mississippi Fund                                   $ 87,922,949                            98.43%
    New York Fund                                       165,554,778                            98.75%
    North Carolina Fund                                 338,304,277                            97.95%
    Pennsylvania Fund                                   109,462,306                            98.34%
    South Carolina Fund                                 159,889,979                            97.80%
    Tennessee Fund                                      108,681,860                            99.25%
    Virginia Fund                                       300,588,448                            98.25%
    West Virginia Fund                                  145,570,566                            97.12%

(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in the ordinary cours e of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate valu e of this security was $129,861, representing 0.1% of net assets for the Pennsylvania Fund.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inve rse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity
LOC           Letter of Credit
LIBOR         London Interbank Offered Rate

Insurers                                               Inverse Floaters
---------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.                      RITES    Residual Interest Tax-Exempt Security
ASST GTY    Asset Guaranty Insurance Co.
CIFG        CDC IXIS Financial Guaranty
CONNIE LEE  Connie Lee Insurance Co.
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
XLCA        XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 3/31/07

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                     MISSISSIPPI        NEW YORK   NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND             FUND            FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                    $85,769,506    $157,360,416     $327,667,372    $106,901,748
  Unrealized appreciation (depreciation)                               3,553,443      10,294,362       17,706,905       4,410,558
---------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                          $89,322,949    $167,654,778     $345,374,277    $111,312,306
Cash                                                                          --          51,554           50,760          34,939
Receivable for investments sold                                           20,390       1,233,316               --         590,000
Receivable for fund shares sold                                           14,421          57,179        1,396,068         569,144
Interest receivable                                                    1,200,660       2,555,420        5,240,371       1,666,536
Receivable from investment adviser                                            --              --               --          16,461
Unrealized appreciation on interest rate swaps                            19,481          24,992           64,508          55,151
Other assets                                                               2,425           4,187            8,665           2,623
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         $90,580,326    $171,581,426     $352,134,649    $114,247,160
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                         $37             $--              $--             $--
Distributions payable                                                    120,846         223,408          369,452         125,687
Payable for investments purchased                                             --              --        1,861,615              --
Payable to the holder of the floating rate certificate
from trust assets                                                      5,360,000      10,350,000       21,425,000       6,170,000
Payable for fund shares reacquired                                        76,442         359,532          351,620         102,308
Unrealized depreciation on interest rate swaps                             4,245              --               --           7,457
Payable to affiliates -
  Management fee                                                           2,092           3,959            8,081           2,653
  Shareholder servicing costs                                              6,460          12,897           11,685           8,612
  Distribution and service fees                                              908           5,854           12,622          12,466
  Administrative services fee                                                194             303              543             227
Payable for independent trustees' compensation                             9,068          11,472           14,209           8,966
Payable for interest expense and fees                                     58,470         137,424          206,863          80,192
Accrued expenses and other liabilities                                    63,054          77,600           92,927          66,559
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     $5,701,816     $11,182,449      $24,354,617      $6,585,127
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $84,878,510    $160,398,977     $327,780,032    $107,662,033
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $81,488,782    $150,130,633     $309,476,778    $103,105,951
Unrealized appreciation (depreciation) on investments                  3,568,679      10,319,354       17,771,413       4,458,252
Accumulated net realized gain (loss) on investments                     (198,611)        171,743          964,482         170,749
Accumulated undistributed (distributions in excess of)
net investment income                                                     19,660        (222,753)        (432,641)        (72,919)
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                           $84,878,510    $160,398,977     $327,780,032    $107,662,033
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                     MISSISSIPPI        NEW YORK   NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND             FUND            FUND
Net Assets
Class A                                                              $75,470,126    $118,923,734     $268,107,653     $73,812,781
Class B                                                                9,408,384      25,653,596       26,519,900      33,849,252
Class C                                                                       --      15,821,647       33,152,479              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $84,878,510    $160,398,977     $327,780,032    $107,662,033
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                7,704,881      10,667,392       22,609,197       7,207,390
Class B                                                                  959,260       2,308,490        2,239,489       3,296,547
Class C                                                                       --       1,421,261        2,797,561              --
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        8,664,141      14,397,143       27,646,247      10,503,937
---------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                     $9.80          $11.15           $11.86          $10.24
---------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)            $10.29          $11.71           $12.45          $10.75
---------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                     $9.81          $11.11           $11.84          $10.27
---------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--          $11.13           $11.85             $--
---------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE         VIRGINIA   WEST VIRGINIA
AT 3/31/07                                                                  FUND            FUND             FUND            FUND

ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                   $155,260,295    $104,585,278     $293,118,815    $144,116,651
  Unrealized appreciation (depreciation)                               8,229,684       4,916,582       12,819,633       5,768,915
---------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                         $163,489,979    $109,501,860     $305,938,448    $149,885,566
Cash                                                                      58,737          70,785           81,561          11,749
Receivable for investments sold                                               --       1,010,000               --              --
Receivable for fund shares sold                                          282,005         493,446           67,622          98,568
Interest receivable                                                    2,598,196       1,575,583        4,724,130       2,274,240
Unrealized appreciation on interest rate swaps                            28,079              --           36,410          37,908
Other assets                                                               4,341           3,249            8,084           3,775
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $166,461,337    $112,654,923     $310,856,255    $152,311,806
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                   $176,847        $177,365         $418,336        $150,330
Payable for investments purchased                                             --              --               --       2,163,120
Payable to the holder of the floating rate certificate
from trust assets                                                      9,275,000              --       15,670,000       9,670,000
Payable for fund shares reacquired                                       329,396         159,043          400,017          66,410
Unrealized depreciation on interest rate swaps                             5,540              --           43,686          12,182
Payable to affiliates -
  Management fee                                                           3,855           2,762            7,246           3,451
  Shareholder servicing costs                                             10,008           6,667           16,709           7,947
  Distribution and service fees                                            5,602           3,913            9,783           4,565
  Administrative services fee                                                297             233              495             273
Payable for independent trustees' compensation                            14,071          11,528           14,381          14,070
Payable for interest expense and fees                                    128,646              --          193,774          89,357
Accrued expenses and other liabilities                                    66,919          67,659           91,656          68,994
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    $10,016,181        $429,170      $16,866,083     $12,250,699
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $156,445,156    $112,225,753     $293,990,172    $140,061,107
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $147,969,007    $106,733,526     $280,518,592    $133,787,617
Unrealized appreciation (depreciation) on investments                  8,252,223       4,916,582       12,812,357       5,794,641
Accumulated net realized gain (loss) on investments                      102,810         568,928        1,265,396         451,330
Accumulated undistributed (distributions in excess of)
net investment income                                                    121,116           6,717         (606,173)         27,519
---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $156,445,156    $112,225,753     $293,990,172    $140,061,107
---------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                  SOUTH CAROLINA       TENNESSEE         VIRGINIA   WEST VIRGINIA
                                                                            FUND            FUND             FUND            FUND
Net Assets
Class A                                                             $135,766,359     $99,302,077     $269,067,789    $129,973,788
Class B                                                               20,678,797      12,923,676       12,545,474      10,087,319
Class C                                                                       --              --       12,376,909              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $156,445,156    $112,225,753     $293,990,172    $140,061,107
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                               11,043,312       9,383,777       23,539,553      11,352,163
Class B                                                                1,683,028       1,222,158        1,098,347         881,469
Class C                                                                       --              --        1,083,035              --
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       12,726,340      10,605,935       25,720,935      12,233,632
---------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $12.29          $10.58           $11.43          $11.45
---------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)            $12.90          $11.11           $12.00          $12.02
---------------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $12.29          $10.57           $11.42          $11.44
---------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--             $--           $11.43             $--
---------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year ended 3/31/07

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                     MISSISSIPPI        NEW YORK   NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND             FUND            FUND
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Interest                                                              $4,618,825      $9,300,755      $17,958,092      $5,698,565
---------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                        $466,964        $893,996       $1,813,867        $595,890
  Distribution and service fees                                           76,335         734,018        1,559,507         385,686
  Shareholder servicing costs                                             99,088         192,498          348,037         130,789
  Administrative services fee                                             23,785          37,765           67,864          28,009
  Independent trustees' compensation                                       3,884           6,062           12,283           6,190
  Custodian fee                                                           39,625          67,328          104,609          54,089
  Shareholder communications                                               8,707          18,820           31,078          15,480
  Auditing fees                                                           40,805          40,805           40,805          41,605
  Legal fees                                                               6,691           9,518            7,219           7,052
  Interest expense and fees                                              204,304         399,460          821,947         236,409
  Miscellaneous                                                           47,455          65,559           77,342          52,604
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        $1,017,643      $2,465,829       $4,884,558      $1,553,803
---------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (6,372)        (10,982)         (20,101)         (9,911)
  Reduction of expenses by investment adviser                           (212,699)       (407,208)        (826,203)       (391,307)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            $798,572      $2,047,639       $4,038,254      $1,152,585
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $3,820,253      $7,253,116      $13,919,838      $4,545,980
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                $97,831        $311,386         $949,526        $405,122
  Swap transactions                                                       30,387         152,895          316,622        (144,406)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 $128,218        $464,281       $1,266,148        $260,716
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                           $294,296        $115,995        $(594,771)       $432,169
  Swap transactions                                                      (22,733)        (91,693)        (144,496)        (63,863)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                               $271,563         $24,302        $(739,267)       $368,306
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  $399,781        $488,583         $526,881        $629,022
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $4,220,034      $7,741,699      $14,446,719      $5,175,002
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations - continued

                                                                  SOUTH CAROLINA       TENNESSEE         VIRGINIA   WEST VIRGINIA
YEAR ENDED 3/31/07                                                          FUND            FUND             FUND            FUND

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
Interest                                                              $8,675,008      $6,075,800      $16,696,040      $7,987,590
---------------------------------------------------------------------------------------------------------------------------------
Expenses -  Management fee                                              $857,474        $624,813       $1,646,844        $790,021
  Distribution and service fees                                          698,217         495,638        1,226,792         576,714
  Shareholder servicing costs                                            173,188         124,345          329,647         156,631
  Administrative services fee                                             36,562          28,958           62,413          34,370
  Independent trustees' compensation                                       6,815           6,187           12,249           7,119
  Custodian fee                                                           52,185          43,019          110,818          43,307
  Shareholder communications                                              14,026          12,753           26,540          14,450
  Auditing fees                                                           40,805          40,805           40,805          40,805
  Legal fees                                                               6,603           2,612            6,827           6,809
  Interest expense and fees                                              352,183              --          598,180         371,506
  Miscellaneous                                                           49,473          46,989           73,102          47,726
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                        $2,287,531      $1,426,119       $4,134,217      $2,089,458
---------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (11,941)        (10,537)         (21,450)         (6,444)
  Reduction of expenses by investment adviser                           (390,572)       (284,598)        (750,126)       (359,848)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          $1,885,018      $1,130,984       $3,362,641      $1,723,166
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $6,789,990      $4,944,816      $13,333,399      $6,264,424
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                               $160,211        $355,358         $453,910        $956,555
  Swap transactions                                                       93,201          70,630          292,322         268,185
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 $253,412        $425,988         $746,232      $1,224,740
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                           $(65,483)      $(705,649)       $(906,842)    $(1,019,492)
  Swap transactions                                                     (126,520)        151,684            5,695         (72,841)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                              $(192,003)      $(553,965)       $(901,147)    $(1,092,333)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   $61,409       $(127,977)       $(154,915)       $132,407
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $6,851,399      $4,816,839      $13,178,484      $6,396,831
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     MISSISSIPPI        NEW YORK   NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND             FUND            FUND

YEAR ENDED 3/31/07

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $3,820,253      $7,253,116      $13,919,838      $4,545,980
Net realized gain (loss) on investments                                  128,218         464,281        1,266,148         260,716
Net unrealized gain (loss) on investments                                271,563          24,302         (739,267)        368,306
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $4,220,034      $7,741,699      $14,446,719      $5,175,002
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(3,270,278)    $(5,127,904)    $(11,182,764)    $(2,996,195)
  Class B                                                               (361,313)       (990,363)      (1,057,404)     (1,242,788)
  Class C                                                                     --        (567,073)      (1,144,699)             --
From net realized gain on investments
  Class A                                                                     --        (556,342)        (660,858)             --
  Class B                                                                     --        (125,175)         (73,300)             --
  Class C                                                                     --         (72,128)         (80,834)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(3,631,591)    $(7,438,985)    $(14,199,859)    $(4,238,983)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(1,771,453)    $(5,489,028)     $(7,423,527)    $(4,345,538)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(1,183,010)    $(5,186,314)     $(7,176,667)    $(3,409,519)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                86,061,520     165,585,291      334,956,699     111,071,552
At end of period                                                     $84,878,510    $160,398,977     $327,780,032    $107,662,033
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income included in net assets at end of period            $19,660       $(222,753)       $(432,641)       $(72,919)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                  SOUTH CAROLINA       TENNESSEE         VIRGINIA   WEST VIRGINIA
                                                                            FUND            FUND             FUND            FUND

YEAR ENDED 3/31/07

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $6,789,990      $4,944,816      $13,333,399      $6,264,424
Net realized gain (loss) on investments                                  253,412         425,988          746,232       1,224,740
Net unrealized gain (loss) on investments                               (192,003)       (553,965)        (901,147)     (1,092,333)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $6,851,399      $4,816,839      $13,178,484      $6,396,831
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(5,495,872)    $(4,052,871)    $(11,631,198)    $(5,366,646)
  Class B                                                               (821,365)       (523,277)        (529,064)       (388,328)
  Class C                                                                     --              --         (468,928)             --
From net realized gain on investments
  Class A                                                                     --         (44,099)         (69,200)       (817,240)
  Class B                                                                     --          (6,370)          (3,504)        (68,586)
  Class C                                                                     --              --           (3,300)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(6,317,237)    $(4,626,617)    $(12,705,194)    $(6,640,800)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(1,470,342)    $(4,007,457)    $(13,995,838)    $(6,498,685)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                             $(936,180)    $(3,817,235)    $(13,522,548)    $(6,742,654)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                               157,381,336     116,042,988      307,512,720     146,803,761
At end of period                                                    $156,445,156    $112,225,753     $293,990,172    $140,061,107
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income included in net assets at end of period           $121,116          $6,717        $(606,173)        $27,519
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                     MISSISSIPPI        NEW YORK   NORTH CAROLINA    PENNSYLVANIA
                                                                            FUND            FUND             FUND            FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $3,838,529      $7,198,028      $14,258,999      $4,423,018
Net realized gain (loss) on investments                                  286,632         809,461        1,019,442         343,891
Net unrealized gain (loss) on investments                             (1,103,224)     (2,621,239)      (3,747,594)       (599,785)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $3,021,937      $5,386,250      $11,530,847      $4,167,124
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(3,413,002)    $(5,263,309)    $(11,694,658)    $(2,989,205)
  Class B                                                               (412,712)     (1,168,804)      (1,306,917)     (1,394,784)
  Class C                                                                     --        (642,938)      (1,170,926)             --
From net realized gain on investments
  Class A                                                                     --        (564,709)      (1,065,305)             --
  Class B                                                                     --        (152,917)        (135,859)             --
  Class C                                                                     --         (82,521)        (127,766)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(3,825,714)    $(7,875,198)    $(15,501,431)    $(4,383,989)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(4,252,560)   $(12,844,892)    $(14,095,028)     $1,890,721
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(5,056,337)   $(15,333,840)    $(18,065,612)     $1,673,856
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                91,117,857     180,919,131      353,022,311     109,397,696
At end of period                                                     $86,061,520    $165,585,291     $334,956,699    $111,071,552
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                $(122,532)      $(506,387)       $(585,389)      $(210,389)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                  SOUTH CAROLINA       TENNESSEE         VIRGINIA   WEST VIRGINIA
                                                                            FUND            FUND             FUND            FUND

YEAR ENDED 3/31/06

CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 $6,758,875      $4,974,219      $13,515,722      $6,088,091
Net realized gain (loss) on investments                                  690,541         481,186        1,195,139         401,417
Net unrealized gain (loss) on investments                             (2,164,942)     (1,720,907)      (4,166,118)     (1,928,663)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $5,284,474      $3,734,498      $10,544,743      $4,560,845
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(5,659,836)    $(4,261,947)    $(12,295,006)    $(5,562,081)
  Class B                                                             (1,056,777)       (664,458)        (688,908)       (467,115)
  Class C                                                                     --              --         (466,544)             --
From net realized gain on investments
  Class A                                                                     --        (373,368)              --              --
  Class B                                                                     --         (67,191)              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(6,716,613)    $(5,366,964)    $(13,450,458)    $(6,029,196)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(2,560,303)    $(7,850,463)     $(6,612,020)      $(521,038)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(3,992,442)    $(9,482,929)     $(9,517,735)    $(1,989,389)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                               161,373,778     125,525,917      317,030,455     148,793,150
At end of period                                                    $157,381,336    $116,042,988     $307,512,720    $146,803,761
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                 $(93,191)      $(255,988)       $(824,572)      $(284,008)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                             $9.73            $9.82       $10.02       $10.02        $9.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.45(z)         $0.44        $0.46        $0.46        $0.46
Net realized and unrealized gain (loss) on investments            0.05(z)         (0.09)       (0.19)        0.01         0.44
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.50            $0.35        $0.27        $0.47        $0.90
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.43)          $(0.44)      $(0.47)      $(0.47)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.80            $9.73        $9.82       $10.02       $10.02
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        5.20             3.59         2.76         4.77         9.48
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.11             1.07         0.93         0.82         0.84
Expenses after expense reductions (f)                             0.86             0.82         0.68         0.62         0.64
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  0.62             0.64         0.58         0.62         0.64
Net investment income                                             4.59(z)          4.48         4.70         4.61         4.70
Portfolio turnover                                                  12                9           19           12           22
Net assets at end of period (000 Omitted)                      $75,470          $75,597      $79,574      $82,507      $87,724
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED

                                                                                        YEARS ENDED 3/31
                                                                --------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                             $9.74            $9.84       $10.03       $10.04        $9.62
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.38(z)         $0.37        $0.39        $0.38        $0.38
Net realized and unrealized gain (loss) on investments            0.04(z)         (0.10)       (0.19)       (0.01)(g)     0.44
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.42            $0.27        $0.20        $0.37        $0.82
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.35)          $(0.37)      $(0.39)      $(0.38)      $(0.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $9.81            $9.74        $9.84       $10.03       $10.04
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.41             2.71         2.08         3.80         8.67
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.87             1.83         1.70         1.64         1.67
Expenses after expense reductions (f)                             1.62             1.58         1.45         1.44         1.47
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.38             1.40         1.35         1.44         1.47
Net investment income                                             3.83(z)          3.72         3.93         3.79         3.86
Portfolio turnover                                                  12                9           19           12           22
Net assets at end of period (000 Omitted)                       $9,408          $10,465      $11,544      $13,177      $12,900
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.13           $11.30       $11.53       $11.49       $10.94
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.52(z)         $0.49        $0.51        $0.51        $0.52
Net realized and unrealized gain (loss) on investments            0.03(z)         (0.12)       (0.24)        0.04         0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.55            $0.37        $0.27        $0.55        $1.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.48)          $(0.49)      $(0.50)      $(0.51)      $(0.53)
From net realized gain on investments                            (0.05)           (0.05)          --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.53)          $(0.54)      $(0.50)      $(0.51)      $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.15           $11.13       $11.30       $11.53       $11.49
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        5.07             3.30         2.45         4.90        10.05
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.32             1.28         1.14         1.13         1.17
Expenses after expense reductions (f)                             1.06             1.03         0.89         0.93         0.97
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  0.82             0.85         0.79         0.86         0.87
Net investment income                                             4.66(z)          4.36         4.47         4.39         4.56
Portfolio turnover                                                   8               12           20           13           17
Net assets at end of period (000 Omitted)                     $118,924         $118,476     $125,861     $131,642     $132,843
------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEARS ENDED 3/31
                                                               ----------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.09           $11.27       $11.49       $11.45       $10.93
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.43(z)         $0.41        $0.42        $0.42        $0.43
Net realized and unrealized gain (loss) on investments            0.04(z)         (0.14)       (0.22)        0.04         0.54
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.47            $0.27        $0.20        $0.46        $0.97
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.40)          $(0.40)      $(0.42)      $(0.42)      $(0.45)
From net realized gain on investments                            (0.05)           (0.05)          --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.45)          $(0.45)      $(0.42)      $(0.42)      $(0.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.11           $11.09       $11.27       $11.49       $11.45
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.29             2.43         1.77         4.12         8.96
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.07             2.03         1.89         1.87         1.92
Expenses after expense reductions (f)                             1.82             1.78         1.64         1.67         1.72
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.57             1.60         1.54         1.60         1.62
Net investment income                                             3.91(z)          3.61         3.70         3.62         3.80
Portfolio turnover                                                   8               12           20           13           17
Net assets at end of period (000 Omitted)                      $25,654          $30,046      $35,328      $41,509      $40,867
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS C                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.11           $11.29       $11.51       $11.47       $10.93
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.43(z)         $0.41        $0.42        $0.42        $0.43
Net realized and unrealized gain (loss) on investments            0.04(z)         (0.14)       (0.22)        0.04         0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.47            $0.27        $0.20        $0.46        $0.99
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.40)          $(0.40)      $(0.42)      $(0.42)      $(0.45)
From net realized gain on investments                            (0.05)           (0.05)          --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.45)          $(0.45)      $(0.42)      $(0.42)      $(0.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.13           $11.11       $11.29       $11.51       $11.47
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.29             2.43         1.78         4.12         9.14
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.07             2.03         1.89         1.87         1.92
Expenses after expense reductions (f)                             1.82             1.78         1.64         1.67         1.72
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.57             1.60         1.54         1.60         1.62
Net investment income                                             3.92(z)          3.61         3.72         3.63         3.81
Portfolio turnover                                                   8               12           20           13           17
Net assets at end of period (000 Omitted)                      $15,822          $17,064      $19,730      $21,907      $14,005
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.85           $11.99       $12.30       $12.24       $11.68
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.51(z)         $0.51        $0.53        $0.53        $0.54
Net realized and unrealized gain (loss) on investments            0.03(z)         (0.09)       (0.27)        0.07         0.58
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.54            $0.42        $0.26        $0.60        $1.12
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.50)          $(0.51)      $(0.53)      $(0.53)      $(0.56)
From net realized gain on investments                            (0.03)           (0.05)       (0.04)       (0.01)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.53)          $(0.56)      $(0.57)      $(0.54)      $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.86           $11.85       $11.99       $12.30       $12.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.60             3.49         2.15         5.01         9.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.36             1.32         1.10         1.12         1.11
Expenses after expense reductions (f)                             1.11             1.08         0.85         0.92         0.91
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  0.86             0.89         0.85         0.92         0.91
Net investment income                                             4.34(z)          4.24         4.38         4.30         4.50
Portfolio turnover                                                  12                8            9            9           20
Net assets at end of period (000 Omitted)                     $268,108         $270,124     $279,875     $305,185     $316,687
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.83           $11.98       $12.29       $12.23       $11.67
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.44(z)         $0.43        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss) on investments            0.02(z)         (0.10)       (0.27)        0.07         0.57
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.46            $0.33        $0.18        $0.52        $1.04
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.42)          $(0.43)      $(0.45)      $(0.45)      $(0.48)
From net realized gain on investments                            (0.03)           (0.05)       (0.04)       (0.01)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.45)          $(0.48)      $(0.49)      $(0.46)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.84           $11.83       $11.98       $12.29       $12.23
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.93             2.73         1.49         4.33         9.01
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.01             1.98         1.75         1.76         1.76
Expenses after expense reductions (f)                             1.76             1.73         1.50         1.56         1.56
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.51             1.54         1.50         1.56         1.56
Net investment income                                             3.70(z)          3.59         3.72         3.64         3.85
Portfolio turnover                                                  12                8            9            9           20
Net assets at end of period (000 Omitted)                      $26,520          $32,610      $40,251      $50,363      $59,116
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS C                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.84           $11.98       $12.29       $12.23       $11.67
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.44(z)         $0.43        $0.45        $0.45        $0.46
Net realized and unrealized gain (loss) on investments            0.02(z)         (0.09)       (0.27)        0.07         0.58
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.46            $0.34        $0.18        $0.52        $1.04
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.42)          $(0.43)      $(0.45)      $(0.45)      $(0.48)
From net realized gain on investments                            (0.03)           (0.05)       (0.04)       (0.01)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.45)          $(0.48)      $(0.49)      $(0.46)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.85           $11.84       $11.98       $12.29       $12.23
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.93             2.82         1.49         4.33         9.01
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.01             1.98         1.76         1.77         1.76
Expenses after expense reductions (f)                             1.76             1.73         1.51         1.57         1.56
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.51             1.54         1.51         1.57         1.56
Net investment income                                             3.69(z)          3.61         3.76         3.67         3.84
Portfolio turnover                                                  12                8            9            9           20
Net assets at end of period (000 Omitted)                      $33,152          $32,223      $32,897      $35,256      $31,836
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $10.15           $10.17       $10.31       $10.21        $9.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.45(z)         $0.43        $0.44        $0.42        $0.45
Net realized and unrealized gain (loss) on investments            0.06(z)         (0.02)       (0.14)        0.10         0.51
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.51            $0.41        $0.30        $0.52        $0.96
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.42)          $(0.43)      $(0.44)      $(0.42)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.24           $10.15       $10.17       $10.31       $10.21
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        5.17             4.08         2.97         5.12        10.12
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.18             1.13         1.03         1.05         1.03
Expenses after expense reductions (f)                             0.82             0.77         0.69         0.75         0.55
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  0.60             0.60         0.60         0.64         0.48
Net investment income                                             4.45(z)          4.24         4.33         4.12         4.47
Portfolio turnover                                                   9                9           20           24           19
Net assets at end of period (000 Omitted)                      $73,813          $72,429      $67,942      $75,083      $68,705
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $10.18           $10.20       $10.34       $10.24        $9.75
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.38(z)         $0.36        $0.36        $0.34        $0.36
Net realized and unrealized gain (loss) on investments            0.06(z)         (0.03)       (0.14)        0.10         0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.44            $0.33        $0.22        $0.44        $0.89
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.35)          $(0.35)      $(0.36)      $(0.34)      $(0.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.27           $10.18       $10.20       $10.34       $10.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.37             3.30         2.19         4.38         9.21
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.94             1.89         1.80         1.85         1.85
Expenses after expense reductions (f)                             1.58             1.53         1.46         1.55         1.37
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.36             1.36         1.37         1.44         1.30
Net investment income                                             3.69(z)          3.49         3.56         3.32         3.62
Portfolio turnover                                                   9                9           20           24           19
Net assets at end of period (000 Omitted)                      $33,849          $38,642      $41,455      $48,480      $46,941
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $12.25           $12.36       $12.61       $12.53       $12.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.55(z)         $0.54        $0.56        $0.55        $0.58
Net realized and unrealized gain (loss) on investments            0.00(w)(z)      (0.11)       (0.25)        0.10         0.54
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.55            $0.43        $0.31        $0.65        $1.12
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.51)          $(0.54)      $(0.56)      $(0.57)      $(0.59)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.29           $12.25       $12.36       $12.61       $12.53
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.57             3.48         2.52         5.30         9.51
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.37             1.34         1.23         1.21         1.23
Expenses after expense reductions (f)                             1.12             1.09         0.98         1.01         1.03
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  0.89             0.92         0.89         0.94         0.95
Net investment income                                             4.45(z)          4.35         4.50         4.39         4.68
Portfolio turnover                                                  10               13           15           16           21
Net assets at end of period (000 Omitted)                     $135,766         $131,167     $130,342     $137,911     $129,844
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $12.24           $12.36       $12.60       $12.52       $11.99
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.47(z)         $0.46        $0.48        $0.47        $0.50
Net realized and unrealized gain (loss) on investments            0.01(z)         (0.12)       (0.24)        0.10         0.54
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.48            $0.34        $0.24        $0.57        $1.04
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.43)          $(0.46)      $(0.48)      $(0.49)      $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.29           $12.24       $12.36       $12.60       $12.52
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.98             2.73         1.94         4.62         8.81
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.02             1.99         1.88         1.86         1.88
Expenses after expense reductions (f)                             1.77             1.74         1.63         1.66         1.68
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                  1.54             1.57         1.54         1.59         1.60
Net investment income                                             3.80(z)          3.70         3.85         3.74         4.03
Portfolio turnover                                                  10               13           15           16           21
Net assets at end of period (000 Omitted)                      $20,679          $26,214      $31,032      $36,817      $37,603
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $10.56           $10.71       $10.96       $10.90       $10.43
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.47(z)         $0.45        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss) on investments           (0.01)(z)        (0.12)       (0.18)        0.06         0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.46            $0.33        $0.27        $0.51        $0.96
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.44)          $(0.44)      $(0.44)      $(0.45)      $(0.49)
From net realized gain on investments                            (0.00)(w)        (0.04)       (0.08)          --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.44)          $(0.48)      $(0.52)      $(0.45)      $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.58           $10.56       $10.71       $10.96       $10.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.43             3.13         2.53         4.80         9.34
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.17             1.19         1.16         1.14         1.17
Expenses after expense reductions (f)                             0.92             0.94         0.91         0.94         0.97
Net investment income                                             4.44(z)          4.17         4.16         4.08         4.35
Portfolio turnover                                                  15                5           11           19           16
Net assets at end of period (000 Omitted)                      $99,302          $98,825     $104,837     $118,990     $115,819
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $10.56           $10.70       $10.95       $10.89       $10.42
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.40(z)         $0.38        $0.38        $0.38        $0.40
Net realized and unrealized gain (loss) on investments           (0.02)(z)        (0.11)       (0.18)        0.06         0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.38            $0.27        $0.20        $0.44        $0.89
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.37)          $(0.37)      $(0.37)      $(0.38)      $(0.42)
From net realized gain on investments                            (0.00)(w)        (0.04)       (0.08)          --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.37)          $(0.41)      $(0.45)      $(0.38)      $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.57           $10.56       $10.70       $10.95       $10.89
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.66             2.56         1.87         4.12         8.64
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.82             1.84         1.81         1.79         1.82
Expenses after expense reductions (f)                             1.57             1.59         1.56         1.59         1.62
Net investment income                                             3.78(z)          3.52         3.51         3.43         3.70
Portfolio turnover                                                  15                5           11           19           16
Net assets at end of period (000 Omitted)                      $12,924          $17,217      $20,689      $24,306      $27,546
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.41           $11.52       $11.73       $11.61       $11.14
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.51(z)         $0.51        $0.53        $0.53        $0.53
Net realized and unrealized gain (loss) on investments           (0.00)(w)(z)     (0.12)       (0.21)        0.12         0.47
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.51            $0.39        $0.32        $0.65        $1.00
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.49)          $(0.50)      $(0.53)      $(0.53)      $(0.53)
From net realized gain on investments                            (0.00)(w)           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.49)          $(0.50)      $(0.53)      $(0.53)      $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.43           $11.41       $11.52       $11.73       $11.61
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.57             3.45         2.83         5.70         9.10
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.32             1.30         1.10         1.13         1.13
Expenses after expense reductions (f)                             1.07             1.05         0.85         0.93         0.93
Expenses after expense reduction and excluding interest
expense and fees (f)(l)                                           0.87             0.90         0.85         0.93         0.93
Net investment income                                             4.51(z)          4.38         4.63         4.53         4.62
Portfolio turnover                                                   8               13           11           11           13
Net assets at end of period (000 Omitted)                     $269,068         $277,633     $285,185     $301,218     $308,164
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.40           $11.51       $11.72       $11.60       $11.13
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.44(z)         $0.43        $0.46        $0.45        $0.46
Net realized and unrealized gain (loss) on investments           (0.00)(w)(z)     (0.11)       (0.21)        0.12         0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.44            $0.32        $0.25        $0.57        $0.92
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.42)          $(0.43)      $(0.46)      $(0.45)      $(0.45)
From net realized gain on investments                            (0.00)(w)           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.42)          $(0.43)      $(0.46)      $(0.45)      $(0.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.42           $11.40       $11.51       $11.72       $11.60
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.89             2.78         2.16         5.02         8.40
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.97             1.95         1.75         1.77         1.78
Expenses after expense reductions (f)                             1.72             1.70         1.50         1.57         1.58
Expenses after expense reduction and excluding interest
expense and fees (f)(l)                                           1.52             1.55         1.50         1.57         1.58
Net investment income                                             3.87(z)          3.73         3.98         3.88         3.97
Portfolio turnover                                                   8               13           11           11           13
Net assets at end of period (000 Omitted)                      $12,545          $16,885      $19,637      $23,564      $25,470
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                                                       YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS C                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.41           $11.52       $11.72       $11.61       $11.13
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.44(z)         $0.43        $0.46        $0.45        $0.45
Net realized and unrealized gain (loss) on investments           (0.00)(w)(z)     (0.11)       (0.20)        0.11         0.48
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.44            $0.32        $0.26        $0.56        $0.93
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.42)          $(0.43)      $(0.46)      $(0.45)      $(0.45)
From net realized gain on investments                            (0.00)(w)           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.42)          $(0.43)      $(0.46)      $(0.45)      $(0.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.43           $11.41       $11.52       $11.72       $11.61
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.89             2.78         2.25         4.93         8.49
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.97             1.95         1.75         1.77         1.78
Expenses after expense reductions (f)                             1.72             1.70         1.50         1.57         1.58
Expenses after expense reduction and excluding interest
expense and fees (f)(l)                                           1.52             1.55         1.50         1.57         1.58
Net investment income                                             3.86(z)          3.72         3.98         3.88         3.97
Portfolio turnover                                                   8               13           11           11           13
Net assets at end of period (000 Omitted)                      $12,377          $12,995      $12,208      $13,338      $12,758
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.17% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 3/31
                                                              ----------------------------------------------------------------
CLASS A                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.47           $11.58       $11.82       $11.77       $11.32
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.51(z)         $0.48        $0.51        $0.51        $0.55
Net realized and unrealized gain (loss) on investments            0.01(z)         (0.11)       (0.25)        0.05         0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.52            $0.37        $0.26        $0.56        $1.01
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.47)          $(0.48)      $(0.50)      $(0.51)      $(0.56)
From net realized gain on investments                            (0.07)              --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.54)          $(0.48)      $(0.50)      $(0.51)      $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.45           $11.47       $11.58       $11.82       $11.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        4.59             3.21         2.28         4.84         9.04
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.40             1.34         1.25         1.21         1.26
Expenses after expense reductions (f)                             1.15             1.09         1.00         1.01         1.06
Expenses after expense reduction and excluding interest
expense and fees (f)(l)                                           0.89             0.92         0.89         0.93         0.96
Net investment income                                             4.41(z)          4.16         4.35         4.33         4.71
Portfolio turnover                                                  13                7           14           17           13
Net assets at end of period (000 Omitted)                     $129,974         $134,416     $134,459     $140,599     $139,564
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                                                         YEARS ENDED 3/31
                                                               ---------------------------------------------------------------
CLASS B                                                           2007             2006         2005         2004         2003
Net asset value, beginning of period                            $11.46           $11.58       $11.82       $11.76       $11.31
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.43(z)         $0.41        $0.43        $0.43        $0.47
Net realized and unrealized gain (loss) on investments            0.01(z)         (0.13)       (0.24)        0.06         0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.44            $0.28        $0.19        $0.49        $0.93
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.39)          $(0.40)      $(0.43)      $(0.43)      $(0.48)
From net realized gain on investments                            (0.07)              --           --           --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.46)          $(0.40)      $(0.43)      $(0.43)      $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.44           $11.46       $11.58       $11.82       $11.76
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.92             2.45         1.62         4.25         8.34
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            2.06             1.99         1.90         1.86         1.91
Expenses after expense reductions (f)                             1.80             1.74         1.65         1.66         1.71
Expenses after expense reduction and excluding interest
expense and fees (f)(l)                                           1.55             1.57         1.54         1.58         1.61
Net investment income                                             3.76(z)          3.51         3.71         3.68         4.06
Portfolio turnover                                                  13                7           14           17           13
Net assets at end of period (000 Omitted)                      $10,087          $12,388      $14,334      $17,744      $19,443
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and each fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, each fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between each fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. Each fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. At March 31, 2007, the value of bonds transferred to the trust, each fund's payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees in connection with self-deposited inverse floaters were as follows:

                                                                               WEIGHTED AVERAGE
                                                PAYABLE TO THE HOLDER          INTEREST RATE ON      INTEREST EXPENSE AND
                             VALUE OF BONDS      OF THE FLOATING RATE             FLOATING RATE        FEES IN CONNECTION
                             TRANSFERRED TO          CERTIFICATE FROM       CERTIFICATES ISSUED       WITH SELF-DEPOSITED
FUND                              THE TRUST              TRUST ASSETS              BY THE TRUST          INVERSE FLOATERS
Mississippi Fund                $11,789,203                $5,360,000                     3.83%                  $204,304
New York Fund                   $22,738,359               $10,350,000                     4.18%                  $399,460
North Carolina Fund             $48,561,215               $21,425,000                     4.01%                  $821,947
Pennsylvania Fund               $13,596,683                $6,170,000                     3.85%                  $236,409
South Carolina Fund             $20,061,332                $9,275,000                     4.22%                  $352,183
Tennessee Fund                          $--                       $--                        --                       $--
Virginia Fund                   $33,406,691               $15,670,000                     4.00%                  $598,180
West Virginia Fund              $21,208,052                $9,670,000                     4.19%                  $371,506

Primary and externally deposited inverse floaters held by each fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

As a result of a change in the estimate for the amortization of premium and accretion of discount on certain debt securities, interest has been increased, with a corresponding reduction to net unrealized appreciation (depreciation) as follows:

                                                             NORTH                       SOUTH                                 WEST
                               MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
YEAR ENDED 3/31/07                    FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Interest income                     57,503     359,703     541,901         163,194     450,953      308,306     497,713     351,885
Net unrealized appreciation
(depreciation)                     (57,503)   (359,703)   (541,901)       (163,194)   (450,953)    (308,306)   (497,713)   (351,885)

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended March 31, 2007, is shown as a reduction of total expenses on the Statements of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

                                                                NORTH                     SOUTH                                 WEST
                                 MISSISSIPPI    NEW YORK     CAROLINA  PENNSYLVANIA    CAROLINA   TENNESSEE     VIRGINIA    VIRGINIA
YEAR ENDED 3/31/07                      FUND        FUND         FUND          FUND        FUND        FUND         FUND        FUND
Ordinary income (including
any short-term capital gains)            $--    $104,521     $346,482           $--         $--         $--          $--         $--
Tax-exempt income                  3,631,591   6,685,340   13,384,867     4,238,983   6,317,237   4,576,148   12,629,190   5,754,974
Long-term capital gain                    --     649,124      468,510            --          --      50,469       76,004     885,826
----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $3,631,591  $7,438,985  $14,199,859    $4,238,983  $6,317,237  $4,626,617  $12,705,194  $6,640,800

YEAR ENDED 3/31/06
Ordinary income (including
any short-term capital gains)            $--         $--     $398,095           $--         $--    $178,774          $--         $--
Tax-exempt income                  3,825,714   7,075,051   14,172,501     4,383,989   6,716,613   4,915,444   13,450,458   6,029,196
Long-term capital gain                    --     800,147      930,835            --          --     272,746           --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $3,825,714  $7,875,198  $15,501,431    $4,383,989  $6,716,613  $5,366,964  $13,450,458  $6,029,196

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                        NORTH
                                                MISSISSIPPI         NEW YORK         CAROLINA      PENNSYLVANIA
AS OF 3/31/07                                          FUND             FUND             FUND              FUND
Cost of investments                             $80,380,249     $147,064,459     $305,653,096      $100,587,067
---------------------------------------------------------------------------------------------------------------
Gross appreciation                                3,650,988       10,245,221       18,476,883         4,615,856
Gross depreciation                                  (68,288)          (4,902)        (180,702)          (60,617)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)       $3,582,700      $10,240,319      $18,296,181        $4,555,239
Undistributed ordinary income                           $--         $187,567              $--               $--
Undistributed tax-exempt income                     327,310          335,398          661,555           282,638
Undistributed long-term capital gain                     --           40,347          380,172            27,487
Capital loss carryforwards                         (226,449)              --               --                --
Post-October capital loss deferral                       --               --               --                --
Other temporary differences                        (293,833)        (535,287)      (1,034,654)         (309,282)

                                                      SOUTH                                                WEST
                                                   CAROLINA        TENNESSEE         VIRGINIA          VIRGINIA
AS OF 3/31/07                                          FUND             FUND             FUND              FUND
Cost of investments                            $145,484,884     $104,345,745     $276,721,154      $134,095,112
---------------------------------------------------------------------------------------------------------------
Gross appreciation                                8,816,561        5,274,076       13,623,858         6,193,497
Gross depreciation                                  (86,466)        (117,961)         (76,564)          (73,043)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)       $8,730,095       $5,156,115      $13,547,294        $6,120,454
Undistributed ordinary income                           $--         $244,063         $299,075           $39,337
Undistributed tax-exempt income                     663,073          389,769          436,285           499,730
Undistributed long-term capital gain                     --           85,332          242,917            65,284
Capital loss carryforwards                         (395,472)              --               --                --
Post-October capital loss deferral                       --               --               --            (2,702)
Other temporary differences                        (521,547)        (383,052)      (1,053,991)         (448,613)

As of March 31, 2007, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                            MISSISSIPPI     SOUTH CAROLINA
         EXPIRATION DATE                           FUND               FUND
         3/31/09                                    $--          $(395,472)
         3/31/13                               (196,772)                --
         3/31/14                                (29,677)                --
         -----------------------------------------------------------------
         Total                                $(226,449)         $(395,472)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to each fund, and has determined that there is no impact resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class.
Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2007, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
   $212,257    $406,362          $824,485        $270,859          $389,761     $284,006    $748,566         $359,100

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the funds operating expenses exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This written agreement will continue through July 31, 2007, unless changed or rescinded by the Board of Trustees. For the year ended March 31, 2007 this reduction amounted to $119,883 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2007, as its portion of the initial sales charge on sales of Class A shares of each fund.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
    $32,832     $16,940           $53,525         $32,091           $29,874      $13,099     $39,624          $37,374

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company
Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to
MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                      CLASS A
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
Mississippi Fund                                      0.10%             0.25%             0.35%                --               $--
New York Fund                                         0.10%             0.25%             0.35%             0.25%           297,143
North Carolina Fund                                   0.10%             0.25%             0.35%             0.35%           936,079
Pennsylvania Fund                                     0.10%             0.25%             0.35%             0.10%            71,884
South Carolina Fund                                   0.10%             0.25%             0.35%             0.35%           463,522
Tennessee Fund                                        0.10%             0.25%             0.35%             0.35%           344,823
Virginia Fund                                         0.10%             0.25%             0.35%             0.35%           951,716
West Virginia Fund                                    0.10%             0.25%             0.35%             0.35%           462,909

                                                                                      CLASS B
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
Mississippi Fund                                      0.75%             0.25%             1.00%             0.76%           $76,335
New York Fund                                         0.75%             0.25%             1.00%             1.00%           277,832
North Carolina Fund                                   0.75%             0.25%             1.00%             1.00%           299,029
Pennsylvania Fund                                     0.75%             0.25%             1.00%             0.86%           313,802
South Carolina Fund                                   0.75%             0.25%             1.00%             1.00%           234,695
Tennessee Fund                                        0.75%             0.25%             1.00%             1.00%           150,815
Virginia Fund                                         0.75%             0.25%             1.00%             1.00%           145,797
West Virginia Fund                                    0.75%             0.25%             1.00%             1.00%           113,805

                                                                                      CLASS C
                                               ------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE           PLAN(d)           RATE(e)               FEE
New York Fund                                         0.75%             0.25%             1.00%             1.00%          $159,043
North Carolina Fund                                   0.75%             0.25%             1.00%             1.00%           324,399
Virginia Fund                                         0.75%             0.25%             1.00%             1.00%           129,279

                                                           NORTH                       SOUTH                                   WEST
                           MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE      VIRGINIA    VIRGINIA
                                  FUND        FUND          FUND            FUND        FUND         FUND          FUND        FUND

Total Distribution
and Service Fees               $76,335    $734,018    $1,559,507        $385,686    $698,217     $495,638    $1,226,792    $576,714

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2007 based on each class' average daily net assets. Payment of the Mississippi Fund's 0.25% annual Class A service fee and 0.10%
    annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such
    Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of
    Trustees may determine. Payment of the New York Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the Pennsylvania Fund's 0.10% annual
    Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15%
    of the Pennsylvania Fund's Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other
    Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March
31, 2007, were as follows:

                                                           NORTH                       SOUTH                                   WEST
                           MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE      VIRGINIA    VIRGINIA
CDSC IMPOSED                      FUND        FUND          FUND            FUND        FUND         FUND          FUND        FUND
Class A                            $--        $975           $--             $--        $961          $--           $--         $--
Class B                         14,850      48,374        35,676          77,802      33,719       16,725        39,247      20,258
Class C                            N/A         124         1,564             N/A         N/A          N/A           628         N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund's Board of Trustees. For the year ended March 31, 2007, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services.

                                                           NORTH                       SOUTH                                   WEST
                           MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE      VIRGINIA    VIRGINIA
                                  FUND        FUND          FUND            FUND        FUND         FUND          FUND        FUND
Expenses paid                  $70,801    $135,726      $275,172         $90,486    $129,923      $94,905      $250,086    $120,114
Percentage of average
daily net assets               0.0834%     0.0835%       0.0834%         0.0835%     0.0833%      0.0836%       0.0835%     0.0836%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following. Each fund may also pay shareholder servicing related costs directly to non-related parties.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
    $24,646     $47,358           $35,742         $32,436           $36,771      $25,038     $65,011          $30,934

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended March 31, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                           NORTH                       SOUTH                                   WEST
                           MISSISSIPPI    NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE      VIRGINIA    VIRGINIA
                                  FUND        FUND          FUND            FUND        FUND         FUND          FUND        FUND
Percentage of average daily
net assets                      0.0280%     0.0232%       0.0206%         0.0259%     0.0235%      0.0255%       0.0208%     0.0239%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees' compensation for the year ended March 31, 2007.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
       $689        $802            $1,618            $700            $1,590         $745      $1,611           $1,586

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at March 31, 2007, and is included in the payable for independent trustees' compensation.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
     $8,962     $11,422           $14,003          $8,858           $13,963      $11,418     $14,026          $13,958

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2007, the fee paid to Tarantino LLC amounted to the following:

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
       $558      $1,062            $2,167            $705            $1,021         $746      $1,945             $938

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
       $442        $846            $1,718            $565              $811         $592      $1,560             $748

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                 NORTH                          SOUTH                                         WEST
             MISSISSIPPI       NEW YORK       CAROLINA    PENNSYLVANIA       CAROLINA      TENNESSEE       VIRGINIA       VIRGINIA
                    FUND           FUND           FUND            FUND           FUND           FUND           FUND           FUND
Purchases    $10,678,074    $13,000,645    $41,729,973      $9,606,837    $16,758,151    $17,097,360    $24,364,377    $19,021,606
----------------------------------------------------------------------------------------------------------------------------------
Sales        $12,574,349    $20,324,505    $54,144,584     $15,364,206    $20,476,120    $22,503,761    $39,916,709    $27,358,487
----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                       MISSISSIPPI FUND                                           NEW YORK FUND
                     ----------------------------------------------------     -----------------------------------------------------
                             YEAR ENDED                   YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                     -------------------------    -------------------------   -------------------------   -------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A               663,986     $6,491,928       866,381     $8,546,452    1,133,622    $12,597,179      653,127     $7,390,698
  Class B                46,864        458,803        24,252        239,436       86,951        964,688      138,910      1,569,384
  Class C                    --             --            --             --      126,256      1,407,588      134,687      1,526,215
-----------------------------------------------------------------------------------------------------------------------------------
                        710,850     $6,950,731       890,633     $8,785,888    1,346,829    $14,969,455      926,724    $10,486,297

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               193,423     $1,891,276       185,126     $1,824,861      307,695     $3,437,943      324,484     $3,670,111
  Class B                19,122        187,141        21,153        208,716       64,570        718,927       74,060        834,700
  Class C                    --             --            --             --       35,669        397,818       39,815        449,550
-----------------------------------------------------------------------------------------------------------------------------------
                        212,545     $2,078,417       206,279     $2,033,577      407,934     $4,554,688      438,359     $4,954,361

Shares reacquired
  Class A              (925,165)   $(9,025,658)   (1,380,138)  $(13,645,231)  (1,418,323)  $(15,814,182)  (1,469,796)  $(16,663,402)
  Class B              (181,260)    (1,774,943)     (144,591)    (1,426,794)    (551,167)    (6,130,622)    (640,793)    (7,238,245)
  Class C                    --             --            --             --     (275,976)    (3,068,367)    (387,465)    (4,383,903)
-----------------------------------------------------------------------------------------------------------------------------------
                     (1,106,425)  $(10,800,601)   (1,524,729)  $(15,072,025)  (2,245,466)  $(25,013,171)  (2,498,054)  $(28,285,550)

Net change
  Class A               (67,756)     $(642,454)     (328,631)   $(3,273,918)      22,994       $220,940     (492,185)   $(5,602,593)
  Class B              (115,274)    (1,128,999)      (99,186)      (978,642)    (399,646)    (4,447,007)    (427,823)    (4,834,161)
  Class C                    --             --            --             --     (114,051)    (1,262,961)    (212,963)    (2,408,138)
-----------------------------------------------------------------------------------------------------------------------------------
                       (183,030)   $(1,771,453)     (427,817)   $(4,252,560)    (490,703)   $(5,489,028)  (1,132,971)  $(12,844,892)

                                       NORTH CAROLINA FUND                                      PENNSYLVANIA FUND
                     ------------------------------------------------------   -----------------------------------------------------
                             YEAR ENDED                   YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                     -------------------------    -------------------------   -------------------------   -------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A             1,898,273    $22,539,331     1,314,537    $15,818,825    1,220,775    $12,466,087    1,258,762    $12,897,989
  Class B                73,925        876,814       132,671      1,590,635      123,402      1,261,103      275,025      2,820,655
  Class C               388,647      4,606,363       271,600      3,270,481           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                      2,360,845    $28,022,508     1,718,808    $20,679,941    1,344,177    $13,727,190    1,533,787    $15,718,644

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               656,787     $7,802,661       698,501     $8,393,304      181,751     $1,854,890      185,707     $1,901,237
  Class B                53,048        629,177        69,832        838,029       76,588        783,496       87,173        894,888
  Class C                76,393        906,938        79,561        954,980           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                        786,228     $9,338,776       847,894    $10,186,313      258,339     $2,638,386      272,880     $2,796,125

Shares reacquired
  Class A            (2,742,695)  $(32,545,431)   (2,554,557)  $(30,727,514)  (1,329,719)  $(13,551,451)    (990,703)  $(10,143,698)
  Class B              (643,462)    (7,631,237)     (807,609)    (9,719,958)    (700,221)    (7,159,663)    (631,297)    (6,480,350)
  Class C              (388,669)    (4,608,143)     (375,266)    (4,513,810)          --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                     (3,774,826)  $(44,784,811)   (3,737,432)  $(44,961,282)  (2,029,940)  $(20,711,114)  (1,622,000)  $(16,624,048)

Net change
  Class A              (187,635)   $(2,203,439)     (541,519)   $(6,515,385)      72,807       $769,526      453,766     $4,655,528
  Class B              (516,489)    (6,125,246)     (605,106)    (7,291,294)    (500,231)    (5,115,064)    (269,099)    (2,764,807)
  Class C                76,371        905,158       (24,105)      (288,349)          --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                       (627,753)   $(7,423,527)   (1,170,730)  $(14,095,028)    (427,424)   $(4,345,538)     184,667     $1,890,721

                                       SOUTH CAROLINA FUND                                        TENNESSEE FUND
                     ------------------------------------------------------   -----------------------------------------------------
                             YEAR ENDED                   YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                     -------------------------    -------------------------   -------------------------   -------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A             1,237,791    $15,208,672     1,132,204    $14,046,582    1,107,252    $11,714,106      493,536     $5,305,262
  Class B                61,731        755,885        85,307      1,056,145       21,584        228,692       79,543        857,100
-----------------------------------------------------------------------------------------------------------------------------------
                      1,299,522    $15,964,557     1,217,511    $15,102,727    1,128,836    $11,942,798      573,079     $6,162,362

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               307,423     $3,777,261       307,593     $3,815,307      204,944     $2,169,008      210,399     $2,255,583
  Class B                44,911        551,237        54,579        676,705       29,765        314,601       40,963        439,012
-----------------------------------------------------------------------------------------------------------------------------------
                        352,334     $4,328,498       362,172     $4,492,012      234,709     $2,483,609      251,362     $2,694,595

Shares reacquired
  Class A            (1,208,409)  $(14,841,104)   (1,274,850)  $(15,823,297)  (1,284,714)  $(13,567,118)  (1,135,271)   (12,170,537)
  Class B              (564,676)    (6,922,293)     (510,226)    (6,331,745)    (460,389)    (4,866,746)    (422,094)    (4,536,883)
-----------------------------------------------------------------------------------------------------------------------------------
                     (1,773,085)  $(21,763,397)   (1,785,076)  $(22,155,042)  (1,745,103)  $(18,433,864)  (1,557,365)   (16,707,420)

Net change
  Class A               366,805     $4,144,829       164,947     $2,038,592       27,482       $315,996     (431,336)   $(4,609,692)
  Class B              (458,034)    (5,615,171)     (370,340)    (4,598,895)    (409,040)    (4,323,453)    (301,588)    (3,240,771)
-----------------------------------------------------------------------------------------------------------------------------------
                       (121,229)   $(1,470,342)     (205,393)   $(2,560,303)    (381,558)   $(4,007,457)    (732,924)   $(7,850,463)

                                          VIRGINIA FUND                                         WEST VIRGINIA FUND
                     ------------------------------------------------------   -----------------------------------------------------
                             YEAR ENDED                   YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                              3/31/07                      3/31/06                     3/31/07                     3/31/06
                     -------------------------    -------------------------   -------------------------   -------------------------
                       SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A             1,287,431    $14,716,384     1,481,053    $17,100,137      652,133     $7,488,745      767,854     $8,913,846
  Class B                49,323        563,135       138,191      1,599,934       35,587        409,605       78,236        910,206
  Class C               132,391      1,510,841       152,773      1,767,443           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                      1,469,145    $16,790,360     1,772,017    $20,467,514      687,720     $7,898,350      846,090     $9,824,052

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               603,956     $6,905,165       610,984     $7,063,585      372,205     $4,278,867      325,732     $3,779,345
  Class B                27,108        309,555        33,680        389,119       24,063        276,549       23,338        270,745
  Class C                27,058        309,239        26,043        300,916           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                        658,122     $7,523,959       670,707     $7,753,620      396,268     $4,555,416      349,070     $4,050,090

Shares reacquired
  Class A            (2,681,174)  $(30,616,172)   (2,517,056)  $(29,092,777)  (1,390,871)  $(15,981,170)    (981,278)  $(11,390,785)
  Class B              (458,840)    (5,235,603)     (396,940)    (4,587,647)    (258,739)    (2,971,281)    (258,946)    (3,004,395)
  Class C              (215,473)    (2,458,382)      (99,697)    (1,152,730)          --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                     (3,355,487)  $(38,310,157)   (3,013,693)  $(34,833,154)  (1,649,610)  $(18,952,451)  (1,240,224)   (14,395,180)

Net change
  Class A              (789,787)   $(8,994,623)     (425,019)   $(4,929,055)    (366,533)   $(4,213,558)     112,308     $1,302,406
  Class B              (382,409)    (4,362,913)     (225,069)    (2,598,594)    (199,089)    (2,285,127)    (157,372)    (1,823,444)
  Class C               (56,024)      (638,302)       79,119        915,629           --             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
                     (1,228,220)  $(13,995,838)     (570,969)   $(6,612,020)    (565,622)   $(6,498,685)     (45,064)     $(521,038)

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2007, each fund's commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statements of Operations.

                                                  NORTH                       SOUTH                                 WEST
                    MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
                           FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Commitment Fee             $517      $1,013      $2,013            $669        $951         $704      $1,849        $894
Interest Expense             --          --          --              --          --           --          --          --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund, certain of the portfolios constituting MFS Municipal Series Trust (the "Trust") as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                                             PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD              TRUSTEE/OFFICER                     THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND                     SINCE(h)                        OTHER DIRECTORSHIPS(j)
-----------------------       ----------------              ---------------        -----------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                       February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                    Executive Officer, President, Chief Investment
                                                                                   Officer and Director

Robert C. Pozen(k)            Trustee                       February 2004          Massachusetts Financial Services Company,
(born 8/08/46)                                                                     Chairman (since February 2004); MIT Sloan
                                                                                   School (education), Senior Lecturer (since
                                                                                   2006); Secretary of Economic Affairs, The
                                                                                   Commonwealth of Massachusetts (January 2002 to
                                                                                   December 2002); Fidelity Investments, Vice
                                                                                   Chairman (June 2000 to December 2001); Fidelity
                                                                                   Management & Research Company (investment
                                                                                   adviser), President (March 1997 to July 2001);
                                                                                   Bell Canada Enterprises (telecommunications),
                                                                                   Director; Medtronic, Inc. (medical technology),
                                                                                   Director; Telesat (satellite communications),
                                                                                   Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of          February 1992          Private investor; Eastern Enterprises
(born 5/01/36)                Trustees                                             (diversified services company), Chairman,
                                                                                   Trustee and Chief Executive Officer (until
                                                                                   November 2000)

Robert E. Butler(n)           Trustee                       January 2006           Consultant - regulatory and compliance matters
(born 11/29/41)                                                                    (since July 2002); PricewaterhouseCoopers LLP
                                                                                   (professional services firm), Partner (November
                                                                                   2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                       August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 3/11/37)                                                                     Surgery (2005); Harvard Medical School,
                                                                                   Professor of Cardiac Surgery; Physician
                                                                                   Director of Medical Device Technology for
                                                                                   Partners HealthCare

David H. Gunning              Trustee                       January 2004           Cleveland-Cliffs Inc. (mining products and
(born 5/30/42)                                                                     service provider), Vice Chairman/Director
                                                                                   (since April 2001); Portman Limited (mining),
                                                                                   Director (since 2005); Encinitos Ventures
                                                                                   (private investment company), Principal (1997
                                                                                   to April 2001); Lincoln Electric Holdings, Inc.
                                                                                   (welding equipment manufacturer), Director

William R. Gutow              Trustee                       December 1993          Private investor and real estate consultant;
(born 9/27/41)                                                                     Capitol Entertainment Management Company (video
                                                                                   franchise), Vice Chairman; Atlantic Coast Tan
                                                                                   (tanning salons), Vice Chairman (since 2002)

Michael Hegarty               Trustee                       December 2004          Retired; AXA Financial (financial services and
(born 12/21/44)                                                                    insurance), Vice Chairman and Chief Operating
                                                                                   Officer (until May 2001); The Equitable Life
                                                                                   Assurance Society (insurance), President and
                                                                                   Chief Operating Officer (until May 2001)

Lawrence T. Perera            Trustee                       July 1981              Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt              Trustee                       August 1993            Insight Resources, Inc. (acquisition planning
(born 9/23/38)                                                                     specialists), President; Wellfleet Investments
                                                                                   (investor in health care companies), Managing
                                                                                   General Partner (since 1993); Cambridge
                                                                                   Nutraceuticals (professional nutritional
                                                                                   products), Chief Executive Officer (until May
                                                                                   2001)

Laurie J. Thomsen             Trustee                       March 2005             Private investor; Prism Venture Partners
(born 8/05/57)                                                                     (venture capital), Co-founder and General
                                                                                   Partner (until June 2004); St. Paul Travelers
                                                                                   Companies (commercial property liability
                                                                                   insurance), Director

Robert W. Uek                 Trustee                       January 2006           Retired (since 1999); PricewaterhouseCoopers
(born 5/18/41)                                                                     LLP (professional services firm), Partner
                                                                                   (until 1999); Consultant to investment company
                                                                                   industry (since 2000); TT International Funds
                                                                                   (mutual fund complex), Trustee (2000 until
                                                                                   2005); Hillview Investment Trust II Funds
                                                                                   (mutual fund complex), Trustee (2000 until
                                                                                   2005)

OFFICERS
Maria F. Dwyer(k)             President                     November 2005          Massachusetts Financial Services Company,
(born 12/01/58)                                                                    Executive Vice President and Chief Regulatory
                                                                                   Officer (since March 2004); Fidelity Management
                                                                                   & Research Company, Vice President (prior to
                                                                                   March 2004); Fidelity Group of Funds, President
                                                                                   and Treasurer (prior to March 2004)

Tracy Atkinson(k)             Treasurer                     September 2005         Massachusetts Financial Services Company,
(born 12/30/64)                                                                    Senior Vice President (since September 2004);
                                                                                   PricewaterhouseCoopers LLP, Partner (prior to
                                                                                   September 2004)

Christopher R. Bohane(k)      Assistant Secretary           July 2005              Massachusetts Financial Services Company, Vice
(born 1/18/74)                and Assistant Clerk                                  President and Senior Counsel (since April 2003);
                                                                                   Kirkpatrick & Lockhart LLP (law firm),
                                                                                   Associate (prior to April 2003)

Ethan D. Corey(k)             Assistant Secretary           July 2005              Massachusetts Financial Services Company,
(born 11/21/63)               and Assistant Clerk                                  Special Counsel (since December 2004); Dechert
                                                                                   LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo(k)         Assistant Treasurer           July 2005              Massachusetts Financial Services Company, Vice
(born 8/10/68)                                                                     President (since June 2005); JP Morgan Investor
                                                                                   Services, Vice President (prior to June 2005)

Timothy M. Fagan(k)           Assistant Secretary           September 2005         Massachusetts Financial Services Company, Vice
(born 7/10/68)                and Assistant Clerk                                  President and Senior Counsel (since September
                                                                                   2005); John Hancock Advisers, LLC, Vice
                                                                                   President and Chief Compliance Officer
                                                                                   (September 2004 to August 2005), Senior
                                                                                   Attorney (prior to September 2004); John
                                                                                   Hancock Group of Funds, Vice President and
                                                                                   Chief Compliance Officer (September 2004 to
                                                                                   December 2004)

Mark D. Fischer(k)            Assistant Treasurer           July 2005              Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                                    President (since May 2005); JP Morgan
                                                                                   Investment Management Company, Vice President
                                                                                   (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary           June 2006              Massachusetts Financial Services Company,
(born 3/07/73)                and Assistant Clerk                                  Assistant Vice President and Counsel (since May
                                                                                   2006); John Hancock Advisers, LLC, Assistant
                                                                                   Vice President and Counsel (May 2005 to April
                                                                                   2006); John Hancock Advisers, LLC, Attorney and
                                                                                   Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)             Assistant Treasurer           April 1997             Massachusetts Financial Services Company,
(born 11/13/57)                                                                    Senior Vice President

Susan S. Newton(k)            Assistant Secretary           May 2005               Massachusetts Financial Services Company,
(born 3/07/50)                and Assistant Clerk                                  Senior Vice President and Associate General
                                                                                   Counsel (since April 2005); John Hancock
                                                                                   Advisers, LLC, Senior Vice President, Secretary
                                                                                   and Chief Legal Officer (prior to April 2005);
                                                                                   John Hancock Group of Funds, Senior Vice
                                                                                   President, Secretary and Chief Legal Officer
                                                                                   (prior to April 2005)

Susan A. Pereira(k)           Assistant Secretary           July 2005              Massachusetts Financial Services Company, Vice
(born 11/05/70)               and Assistant Clerk                                  President and Senior Counsel (since June 2004);
                                                                                   Bingham McCutchen LLP (law firm), Associate
                                                                                   (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk           January 2006           Massachusetts Financial Services Company,
(born 5/01/52)                                                                     Executive Vice President, General Counsel and
                                                                                   Secretary (since January 2006); Wilmer Cutler
                                                                                   Pickering Hale and Dorr LLP (law firm), Partner
                                                                                   (prior to January 2006)

Frank L. Tarantino            Independent Chief             June 2004              Tarantino LLC (provider of compliance services),
(born 3/07/44)                Compliance Officer                                   Principal (since June 2004); CRA Business
                                                                                   Strategies Group (consulting services),
                                                                                   Executive Vice President (April 2003 to June
                                                                                   2004); David L. Babson & Co. (investment
                                                                                   adviser), Managing Director, Chief
                                                                                   Administrative Officer and Director (prior to
                                                                                   March 2003)

James O. Yost(k)              Assistant Treasurer           September 1990         Massachusetts Financial Services Company,
(born 6/12/60)                                                                     Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation an d expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid
    Mr. Butler for the service s he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow,
Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the
Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIAN
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741           225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                          Effective April 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                          JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741           One Chase Manhattan Plaza
                                                     New York, NY 10081
PORTFOLIO MANAGER
Michael Dawson                                       INDEPENDENT REGISTERED PUBLIC
                                                     ACCOUNTING FIRM
                                                     Deloitte & Touche LLP
                                                     200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (UNAUDITED)

The funds will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year.

                                                     CAPITAL
                                                       GAINS

                        New York Fund               $681,156
                        North Carolina Fund          512,309
                        Pennsylvania Fund             28,874
                        Tennessee Fund                96,932
                        Virginia Fund                114,566
                        West Virginia Fund           907,139

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund had earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

                                             EXEMPT INTEREST
                                                   DIVIDENDS

                        Mississippi Fund             100.00%
                        New York Fund                100.00%
                        North Carolina Fund          100.00%
                        Pennsylvania Fund            100.00%
                        South Carolina Fund          100.00%
                        Tennessee Fund               100.00%
                        Virginia Fund                100.00%
                        West Virginia Fund           100.00%

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual report

MFS(R) MUNICIPAL INCOME FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
MANAGEMENT REVIEW                                          3
------------------------------------------------------------
PERFORMANCE SUMMARY                                        4
------------------------------------------------------------
EXPENSE TABLE                                              6
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   8
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       30
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   32
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       33
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      34
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             37
------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM   47
------------------------------------------------------------
TRUSTEES AND OFFICERS                                     48
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             54
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     54
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            54
------------------------------------------------------------
FEDERAL TAX INFORMATIO                                    54
------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                     55
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         3/31/07
                                                                         LMB-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                     103.6%
              Cash & Other Net Assets                   (3.6)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             20.5%
              ------------------------------------------------
              General Obligations - Schools               9.0%
              ------------------------------------------------
              General Obligations - General Purpose       8.2%
              ------------------------------------------------
              Utilities - Municipal Owned                 5.9%
              ------------------------------------------------
              State & Local Agencies                      5.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        41.1%
              ------------------------------------------------
              AA                                          9.9%
              ------------------------------------------------
              A                                          14.6%
              ------------------------------------------------
              BBB                                        17.9%
              ------------------------------------------------
              BB                                          3.1%
              ------------------------------------------------
              B                                           1.7%
              ------------------------------------------------
              CCC                                         0.4%
              ------------------------------------------------
              CC (o)                                      0.0%
              ------------------------------------------------
              Not Rated                                  11.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.7
              ------------------------------------------------
              Average Life (i)(m)                    13.5 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                16.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                   A2
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 3/31/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 3/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended March 31, 2007, Class A shares of the MFS Municipal Income Fund provided a total return of 5.00%, at net asset value. This compares with a return of 5.44% for the fund's benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index).

DETRACTORS FROM PERFORMANCE

Yield curve(y) positioning had a negative effect on the fund's relative performance. Overweighting the short portion of the curve (represented by bonds with durations(d) of 0- to 4- years) detracted as this area underperformed the benchmark. Additionally, underweighting the intermediate to longer end of the curve (represented by bond with durations between 8- and 14- years) hindered relative results.

CONTRIBUTORS TO PERFORMANCE

The fund benefited from holding lower-quality "BBB"-rated(s) securities and below-investment-grade debt. During the period, spreads in these credit sectors narrowed due to stronger demand for higher yielding securities, causing prices to appreciate. (The Lehman Index is composed primarily of higher-grade securities with no bonds rated lower than "BBB").

The fund's overall positioning in the healthcare sector bolstered relative returns.

Respectfully,

Geoffrey Schechter
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5 year duration is likely to lose about 5.00% of its value.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 3/31/07

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                             MFS Municipal       Lehman Brothers
                             Income Fund            Municipal
                             - Class A             Bond Index

                3/97          $ 9,525               $10,000
                3/98           10,631                11,072
                3/99           11,179                11,757
                3/00           11,051                11,748
                3/01           12,052                13,031
                3/02           12,387                13,522
                3/03           13,378                14,859
                3/04           14,307                15,730
                3/05           14,805                16,149
                3/06           15,425                16,765
                3/07           16,196                17,676

TOTAL RETURNS THROUGH 3/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                 9/07/93               5.00%       5.51%      5.45%
----------------------------------------------------------------------------
        B                12/29/86               4.34%       4.75%      4.67%
----------------------------------------------------------------------------
        C                 1/03/94               4.34%       4.77%      4.68%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (f)        5.44%       5.50%      5.86%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
----------------------------------------------------------------------------
        A                                       0.01%       4.49%      4.94%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
        B                                       0.34%       4.41%      4.67%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                       3.34%       4.77%      4.68%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   10/01/06-
Class                       Ratio     10/01/06          3/31/07       3/31/07
--------------------------------------------------------------------------------
         Actual             0.93%     $1,000.00        $1,017.30       $4.68
    A    -----------------------------------------------------------------------
         Hypothetical (h)   0.93%     $1,000.00        $1,020.29       $4.68
--------------------------------------------------------------------------------
         Actual             1.70%     $1,000.00        $1,014.70       $8.54
    B    -----------------------------------------------------------------------
         Hypothetical (h)   1.70%     $1,000.00        $1,016.45       $8.55
--------------------------------------------------------------------------------
         Actual             1.68%     $1,000.00        $1,013.60       $8.43
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.68%     $1,000.00        $1,016.55       $8.45
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.6%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR                VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
-------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility D), AMBAC, 5.5%, 2019                                       $   350,000             $    372,950
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility B), FSA, 5.75%, 2022 (u)                                      3,000,000                3,277,701
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", MBIA, 5%, 2029                                                                950,000                1,005,784
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                      200,000                  206,992
Louisville & Jefferson County, KY, Regional Airport Authority,
"A", MBIA, 6.5%, 2017                                                            3,000,000                3,076,590
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                          500,000                  517,480
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                   195,000                  209,826
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                          1,080,000                1,138,201
                                                                                                       ------------
                                                                                                       $  9,805,524
-------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.1%
-------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5%, 2009 (c)                                                                   $ 4,000,000             $  4,166,600
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5.7%, 2012 (c)                                                                     645,000                  712,028
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                6,000,000                6,733,620
Commonwealth of Puerto Rico, Public Improvement, "A",
5.25%, 2027                                                                        235,000                  252,233
Country Club Hills, IL, "N", MBIA, 5%, 2031                                        710,000                  751,116
Cranston, RI, FGIC, 6.375%, 2009 (c)                                               200,000                  215,384
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                         850,000                  918,893
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                           510,000                  161,099
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2023                                                                         1,360,000                  610,055
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2025                                                                         1,335,000                  536,203
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                           3,205,000                3,399,544
Mobile County, AL, 6%, 2009 (c)                                                    800,000                  841,496
New York, NY, "J", MBIA, 5%, 2017                                                2,000,000                2,069,580
Southlake, TX, AMBAC, 0%, 2009 (c)                                               3,185,000                1,268,554
Southlake, TX, AMBAC, 0%, 2009 (c)                                               3,150,000                1,173,470
State of Illinois, MBIA, 5.5%, 2025                                                110,000                  114,987
State of Wisconsin, "C", 6%, 2010 (c)                                            1,200,000                1,280,568
                                                                                                       ------------
                                                                                                       $ 25,205,430
-------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.5%
-------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                               $ 1,000,000             $  1,071,080
Worcester, MA, FSA, 6%, 2010 (c)                                                 3,475,000                3,738,718
                                                                                                       ------------
                                                                                                       $  4,809,798
-------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.9%
-------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                            $   490,000             $    201,106
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2031                                                                      380,000                  112,567
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2034                                                                      285,000                   71,575
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2036                                                                      380,000                   85,580
Dudley-Charlton, MA, Regional School District, FGIC,
5.25%, 2017 (u)                                                                  2,990,000                3,334,777
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2031                                                                 380,000                  114,502
Ferris, TX, Independent School District, PSF, 5.5%, 2034                           640,000                  689,101
Florida Board of Education Capital Outlay, Public Education,
"A", 5%, 2008 (c)                                                                1,000,000                1,025,640
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                           1,225,000                1,426,868
Goose Creek, TX, Consolidated School District, PSF,
5%, 2009 (c)                                                                     2,500,000                2,576,800
Keller, TX, Independent School District, PSF, 6%, 2017                             225,000                  240,775
Knox County, KY, Independent School District, XLCA,
5.5%, 2014 (c)                                                                     640,000                  715,731
Lancaster, TX, Independent School District, "N", FSA,
4.5%, 2028                                                                       1,105,000                1,099,022
Lancaster, TX, Independent School District, "N", FSA,
4.5%, 2030                                                                         300,000                  297,447
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                    485,000                  180,003
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                    430,000                  150,061
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2025                                                        275,000                  115,899
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                                        275,000                  109,802
Leander, TX, Independent School District, PSF, 0%, 2018                          2,500,000                1,301,525
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026                           900,000                  342,819
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031                           910,000                  258,413
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                           215,000                  252,098
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                           215,000                  252,913
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                           700,000                  729,386
Palos Verdes Peninsula, CA, Capital Appreciation, "N",
FSA, 0%, 2029                                                                    1,115,000                  411,335
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                          1,500,000                1,618,665
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                              750,000                  797,760
Prosper, TX, Independent School District, Capital Appreciation
School Building, "N", PSF, 0%, 2031                                                515,000                  149,211
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                     1,705,000                1,823,975
San Jose Evergreen, CA, Community College District, Election
2004, "A", MBIA, 0%, 2028                                                          740,000                  252,910
Schertz-Cibolo-Universal City, TX, Independent School
District, Capital Appreciation, School Building, "A",
PSF, 0%, 2029                                                                      230,000                   79,373
Schertz-Cibolo-Universal City, TX, Independent School
District, Capital Appreciation, School Building, "A",
PSF, 0%, 2030                                                                    4,035,000                1,318,436
Wattsburg, PA, Public School Building Authority Rev.,
Capital Appreciation, MBIA, 0%, 2029                                             2,150,000                  800,144
Williamson County, TN, Rural School, 6.125%, 2010 (c)                            1,665,000                1,778,137
Williamson County, TN, Rural School, 6.125%, 2010 (c)                            1,765,000                1,884,932
Wylie, TX, Independent School District, PSF, 5.25%, 2029                         1,080,000                1,141,873
                                                                                                       ------------
                                                                                                       $ 27,741,161
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 20.2%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                                      $   650,000             $    767,845
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                                     350,000                  413,455
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008 (c)                                                 600,000                  623,616
Baxter County, AR, Hospital Rev., 5.375%, 2014                                   1,000,000                1,028,920
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                                    515,000                  518,481
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                        500,000                  566,845
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                                         900,000                  996,921
Denver, CO, Health & Hospital Authority Rev., "A",
5.375%, 2018                                                                       300,000                  305,586
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                        500,000                  531,600
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                       160,000                  161,819
Gainesville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System, Inc.), 5.5%, 2031                                445,000                  462,876
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                        525,000                  542,876
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours), RIBS, FSA, 7.924%, 2027 (p)                                            5,000,000                6,679,200
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health Systems), "C", 5.25%, 2036                                       465,000                  491,579
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                         350,000                  387,583
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                             1,000,000                1,060,640
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                                             350,000                  370,675
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2010 (c)                                            335,000                  363,311
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2012 (c)                                                          650,000                  716,963
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                        640,000                  667,437
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                                    260,000                  266,534
Indiana Health Facilities Financing Authority, Hospital Rev.
(Deaconess Hospital), "A", AMBAC, 5.375%, 2034                                     565,000                  606,533
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2021                   1,700,000                1,807,423
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2031                     500,000                  533,005
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 5.25%, 2014                                                  400,000                  409,956
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                                 250,000                  269,278
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", 6.5%, 2010 (c)                                                   490,000                  540,220
Kentucky Economic Development Finance Authority, Prerefunded
(Norton Healthcare), "A", 6.625%, 2010 (c)                                         195,000                  215,777
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.5%, 2020                                               760,000                  820,222
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.625%, 2028                                              55,000                   59,561
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2035                             730,000                  182,507
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2037                             315,000                   70,850
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2036                             460,000                  109,094
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                                    1,000,000                1,038,230
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                                1,100,000                1,138,478
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                           1,000,000                1,045,540
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                                       750,000                  779,625
Marshall County, AL, Health Care Authority Rev., "A",
6.25%, 2022                                                                        500,000                  548,625
Martin County, FL, Health Facilities Authority Rev. (Martin
Memorial Medical Center), "A", 5.75%, 2022                                         850,000                  909,203
Maryland Health & Higher Educational Facilities Authority Rev.
(Medstar Health), 5.5%, 2033                                                       305,000                  322,745
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                         1,000,000                1,103,110
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "A", 5.7%, 2015                                               1,000,000                1,036,730
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "B", 6.5%, 2012                                                 400,000                  437,948
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), "C", 5.75%, 2021                                    400,000                  432,204
Mecosta County, MI, General Hospital Rev., 6%, 2018                                300,000                  308,205
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                                   750,000                  824,220
Miami Dade County, FL (Public Facilities Jackson Health
Systems), "A", MBIA, 5%, 2029                                                    4,040,000                4,210,044
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                               800,000                  834,296
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                        670,000                  703,212
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                           145,000                  150,743
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                            375,000                  394,834
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                          280,000                  290,814
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                                      820,000                  910,725
New Hampshire Health & Educational Facilities Authority Rev.
(Exeter Hospital), 6%, 2024                                                        500,000                  546,435
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                                         500,000                  545,470
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health), Capital Appreciation, "B", 0%, 2036                     3,135,000                  710,767
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health), Capital Appreciation, "B", 0%, 2037                     2,090,000                  449,078
North Texas Health Facilities Development Corp. Rev.
(United Regional Health Care System, Inc.), 6%, 2023                             1,000,000                1,081,500
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75%, 2013                                          900,000                  889,866
Oklahoma Development Finance Authority Rev.
(Comanche County Hospital), "B", 6%, 2014                                          600,000                  660,540
Oklahoma Development Finance Authority Rev.
(Comanche County Hospital), "B", 6.6%, 2031                                        255,000                  279,353
Rhode Island Health & Education Building Corp. Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                             1,500,000                1,702,560
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                                         290,000                  298,369
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                                 300,000                  333,996
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                                 500,000                  556,660
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                            500,000                  544,795
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375%, 2020                                                                       300,000                  325,140
Stillwater, OK, Medical Center Authority (Stillwater Medical
Center), 6.5%, 2007 (c)                                                          1,000,000                1,023,080
Suffolk County, NY, Industrial Development Agency, Civic
Facilities Rev. (Huntington Hospital), "C", 5.875%, 2032                         1,000,000                1,058,510
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                         1,000,000                1,055,250
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                               400,000                  433,880
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                               500,000                  544,710
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                              500,000                  502,645
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2012 (c)                                                   750,000                  848,085
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                    500,000                  526,115
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                               195,000                  201,575
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                                      1,000,000                1,069,930
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                                             1,500,000                1,653,330
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                                              325,000                  345,023
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                           750,000                  857,610
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), 5.25%, 2031                                     1,025,000                1,072,786
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 6.25%, 2012 (c)                                   1,000,000                1,120,870
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                                   385,000                  410,271
                                                                                                       ------------
                                                                                                       $ 62,616,918
-------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.9%
-------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                                     $   505,000             $    492,168
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                                         1,130,000                1,085,681
Colorado Health Facilities Authority Rev. (Evangelical),
6.9%, 2010 (c)                                                                     305,000                  344,095
Colorado Health Facilities Authority Rev. (Evangelical),
6.9%, 2025                                                                         195,000                  217,004
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                    270,000                  318,573
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                    105,000                  123,890
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling
Hills), "A", GNMA, 6%, 2021                                                        200,000                  216,410
Indiana Health Facilities Financing Authority Rev. (Hoosier
Care), 7.125%, 2034                                                                795,000                  818,930
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25%, 2011 (c)                                        480,000                  586,670
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), "A", 5.5%, 2025                                        275,000                  288,525
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                                       920,000                  952,136
Montana Facility Finance Authority Rev. (Senior Living St.
Johns Lutheran), "A", 6.125%, 2036                                                 170,000                  177,509
Shelby County, TN, Health, Educational & Housing Facilities
Board Rev. (Germantown Village), 7.25%, 2034                                       385,000                  393,971
                                                                                                       ------------
                                                                                                       $  6,015,562
-------------------------------------------------------------------------------------------------------------------
Human Services - 0.6%
-------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities &
Community Development (Westside Rehab Center Project), "B",
6.5%, 2013                                                                     $   450,000             $    454,257
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                                            225,000                  231,212
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                                         1,000,000                1,097,510
                                                                                                       ------------
                                                                                                       $  1,782,979
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.8%
-------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C",
7%, 2012                                                                       $   300,000             $    323,898
New York, NY, Industrial Development Agencies Rev.
(American Airlines, Inc.), 7.625%, 2025                                            970,000                1,170,431
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035                                                          1,000,000                1,017,620
                                                                                                       ------------
                                                                                                       $  2,511,949
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
-------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), 5.7%, 2033                                                               $ 1,000,000             $  1,064,550
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), "B", 6.7%, 2030                                                        1,000,000                1,088,580
                                                                                                       ------------
                                                                                                       $  2,153,130
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
-------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                      $   215,000             $    227,225
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                                      2,500,000                2,567,200
Charles City County, VA, Industrial Development Authority,
Solid Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                                        500,000                  540,585
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Management, Inc.), 5.7%, 2018                                               230,000                  253,058
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                              150,000                  159,890
Massachusetts Development Finance Agency Rev.
(Waste Management, Inc.), "B", 6.9%, 2029                                          300,000                  319,374
Nevada Department of Business & Industry Rev.
(Republic Services, Inc.), 5.625%, 2026                                            450,000                  489,875
                                                                                                       ------------
                                                                                                       $  4,557,207
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
-------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024 (d)                                                $ 3,000,000             $         30
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.7%
-------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev.
(USX Corp.), 5.4%, 2017                                                        $   500,000             $    534,590
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                                          500,000                  516,065
Gulf Coast, TX, Industrial Development Authority Rev.
(Microgy Holdings LLC Project), 7%, 2036                                           320,000                  343,411
Hardeman County, TN, Correctional Facilities Corp.
(Corrections Corp. of America), 7.375%, 2017                                       500,000                  511,545
Massachusetts Development Finance Agency Rev., Resource
Recovery (Flour Corp.), 5.625%, 2019                                             2,895,000                3,019,775
Massachusetts Industrial Finance Agency Rev.
(Welch Foods, Inc.), 5.6%, 2017                                                  1,300,000                1,337,778
Park Creek Metropolitan District, CO, Rev. (Custodial
Receipts), "CR-2", 7.875%, 2032 (n)                                                400,000                  443,168
Pennsylvania Economic Development Financing Authority Rev.
(Amtrak), 6.125%, 2021                                                             550,000                  588,566
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7%, 2026                                                  980,000                1,017,240
                                                                                                       ------------
                                                                                                       $  8,312,138
-------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
-------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                      $   260,000             $    266,427
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                                    900,000                1,002,267
Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                           2,000,000                2,109,300
Navajo County, AZ, Industrial Development Authority Rev.
(Stone Container Corp.), 7.4%, 2026                                              1,500,000                1,515,870
Navajo County, AZ, Industrial Development Authority Rev.
(Stone Container Corp.), 7.2%, 2027                                                500,000                  511,375
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                      900,000                  938,061
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                                550,000                  552,299
                                                                                                       ------------
                                                                                                       $  6,895,599
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
-------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports
Museum), 6.125%, 2019                                                          $   265,000             $    277,129
-------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.0%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2011 (c)                                                            $   300,000             $    329,787
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2011 (c)                                                                400,000                  441,100
Austin, TX, Convention Enterprises, Inc., Rev., "B",
5.75%, 2034                                                                        520,000                  555,693
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA,
5.25%, 2039                                                                        555,000                  597,202
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                        565,000                  564,395
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                             490,000                  507,091
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                       65,000                   65,741
                                                                                                       ------------
                                                                                                       $  3,061,009
-------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.2%
-------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                   $   150,000             $    153,734
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                     275,000                  281,636
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                                 1,000,000                1,027,810
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                           2,000,000                2,096,760
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2007 (c)                          1,000,000                1,025,620
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                             1,000,000                1,056,430
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                               500,000                  509,030
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                                  320,000                  330,621
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                            2,000,000                2,030,040
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2009 (c)                                                    215,000                  237,756
North Charleston, SC, Housing Authority Rev. (Horizon
Village), "A", FHA, 5.15%, 2048                                                    305,000                  308,447
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                    455,000                  464,846
Tampa, FL, Housing Finance Authority, Multi-Family Rev.
(Meridian River Development Corp.), 4.75%, 2026                                    335,000                  341,760
                                                                                                       ------------
                                                                                                       $  9,864,490
-------------------------------------------------------------------------------------------------------------------
Parking - 0.1%
-------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                             $   100,000             $     60,327
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                 210,000                  118,457
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                                 300,000                  158,493
                                                                                                       ------------
                                                                                                       $    337,277
-------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.8%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2009 (c)                                                                   $ 1,015,000             $  1,074,428
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                        220,000                  232,654
Miami Dade County, FL, Transportation Systems, "N", XLCA,
5%, 2022                                                                         1,130,000                1,204,817
                                                                                                       ------------
                                                                                                       $  2,511,899
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 4.4%
-------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011 (c)                                                               $ 2,510,000             $  3,026,759
Brevard County, FL, Housing Finance Authority Rev., "B", GNMA,
6.5%, 2022                                                                         126,000                  128,975
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                              430,000                  458,027
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                         80,000                   82,174
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                                         10,000                   10,183
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
5.5%, 2038                                                                       1,500,000                1,623,000
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                        345,000                   84,422
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.625%, 2023                                                                 265,000                  280,373
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.75%, 2030                                                                  365,000                  368,818
Lee County, FL, Housing Finance Authority Rev. (Multi-County
Program), "A-4", GNMA, 7%, 2031                                                      5,000                    5,000
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                          35,000                   35,217
Nortex Housing Finance Corp., TX, Single Family Mortgage
Backed Securities Rev., "A", GNMA, 5.5%, 2038                                      785,000                  836,551
Oklahoma County Home Finance Mortgage Backed, "N", GNMA,
5.4%, 2038                                                                         565,000                  599,086
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                                  120,000                  121,970
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                             450,000                  451,521
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035                                                              230,000                  248,361
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035                                                             105,000                  112,119
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                              575,000                  633,805
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                           40,000                   40,159
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                           190,000                  207,875
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                              310,000                  339,245
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037                                                            330,000                  352,074
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                                           350,000                  383,478
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                            270,000                  283,665
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                            580,000                  634,439
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                            140,000                  153,766
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036                                                           440,000                  460,112
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                                             300,000                  312,303
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                           255,000                  272,796
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-3", GNMA, 5.25%, 2038                                                           455,000                  477,568
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-4", GNMA, 5.55%, 2038                                                           460,000                  500,020
                                                                                                       ------------
                                                                                                       $ 13,523,861
-------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.1%
-------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                                       $ 1,285,000             $    431,657
Colorado Housing & Finance Authority Rev., 7.45%, 2016                              25,000                   25,105
Colorado Housing & Finance Authority Rev., 6.875%, 2028                             50,000                   50,097
Colorado Housing & Finance Authority Rev., 6.8%, 2030                               60,000                   60,000
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                        10,000                   10,155
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                        7,000                    7,134
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                                         225,000                  236,133
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                        95,000                   98,237
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                       85,000                   86,640
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                         35,000                   36,953
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                       145,000                  149,666
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                         135,000                  144,214
Colorado Housing & Finance Authority Rev., "C-3", FHA,
6.375%, 2033                                                                        75,000                   77,607
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                                    90,000                   90,000
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                            45,000                   45,668
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                           135,000                  136,173
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                               165,000                  166,696
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                               140,000                  142,660
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                                85,000                   88,902
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                           145,000                  147,310
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                                        80,000                   80,008
New Hampshire Housing Finance Authority Rev., "B",
6.3%, 2031                                                                          65,000                   66,966
New Hampshire Housing Finance Authority Rev., "B",
6.5%, 2035                                                                         700,000                  748,706
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030                                                                          60,000                   60,322
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                                        290,000                  298,259
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                                        150,000                  153,215
New Mexico Mortgage Finance Authority Rev., "N", GNMA,
5.95%, 2037                                                                        435,000                  466,690
North Dakota Housing Finance Agency Rev., Housing Finance,
"A", 5%, 2033                                                                      295,000                  295,000
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                             405,000                  421,334
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                  340,000                  344,158
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
"B", GNMA, 5.25%, 2039                                                             520,000                  551,855
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                                   620,000                  637,961
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                              165,000                  165,282
                                                                                                       ------------
                                                                                                       $  6,520,763
-------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority,
Resource Recovery Facilities Rev. (American Ref-Fuel Co.),
"A", 6.2%, 2019                                                                $   500,000             $    516,585
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                             805,000                  807,938
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 6.7%, 2014                                 700,000                  756,994
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 5.6%, 2019                               1,000,000                1,037,700
                                                                                                       ------------
                                                                                                       $  3,119,217
-------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
-------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing
Arts), 6%, 2021                                                                $ 1,000,000             $  1,180,930
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                    1,250,000                1,318,325
                                                                                                       ------------
                                                                                                       $  2,499,255
-------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.7%
-------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                         $   760,000             $    812,349
Alabama Public School & College, Capital Improvement,
"D", 6%, 2015                                                                    2,850,000                3,041,748
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2016 (u)                                                                  3,000,000                3,325,740
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2017 (u)                                                                  2,500,000                2,782,650
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                                           325,000                  335,121
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                                 1,500,000                1,579,200
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013 (c)                                   1,075,000                1,180,640
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                                           500,000                  532,455
New York Urban Development Corp., Correctional Facilities
Service Contract C, AMBAC, 5.875%, 2009 (c)                                      1,000,000                1,048,270
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                           525,000                  603,776
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75%, 2009 (c)                                        2,295,000                2,406,698
                                                                                                       ------------
                                                                                                       $ 17,648,647
-------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.8%
-------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                                    $   650,000             $    686,056
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                        675,000                  713,718
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                       700,000                  740,817
Massachusetts Educational Financing Authority, Refunding Issue
G, "A", MBIA, 6.1%, 2018                                                           485,000                  498,682
                                                                                                       ------------
                                                                                                       $  2,639,273
-------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
-------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                      $    20,000             $     20,455
Black Hawk, CO, Device Tax Rev., 5%, 2013                                           15,000                   15,485
Black Hawk, CO, Device Tax Rev., 5%, 2015                                           45,000                   46,484
Black Hawk, CO, Device Tax Rev., 5%, 2021                                           40,000                   40,629
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                                         250,000                  261,495
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                                        450,000                  489,137
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                                         200,000                  213,692
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                                        300,000                  324,165
New York, NY, Transitional Finance Authority Rev., Future Tax
Secured, "A", 6%, 2009 (c)                                                       2,000,000                2,127,520
                                                                                                       ------------
                                                                                                       $  3,539,062
-------------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.1%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                             $    75,000             $     75,853
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                                  50,000                   52,220
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                   1,000,000                1,023,030
Fishhawk Community Development District, FL, 5.125%, 2009                          165,000                  165,104
Greyhawk Landing Community Development, FL, Special
Assessment, "B", 6.25%, 2009                                                       100,000                  100,959
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                              780,000                  799,773
Katy, TX, Development Authority Rev., "B", 6%, 2018                              1,200,000                1,235,544
Killarney, FL, Community Development District, Special
Assessment, "B", 5.125%, 2009                                                      170,000                  170,029
Lakes by the Bay South Community Development District, FL,
Rev., "B", 5.3%, 2009                                                              220,000                  220,205
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                                 50,000                   50,979
Noblesville, IN, Redevelopment Authority Lease Rental,
5.25%, 2025                                                                        455,000                  483,219
Panther Trace II, Community Development District Rev., FL,
Special Assessment, "B", 5%, 2010                                                  585,000                  582,900
Parkway Center, Community Development District, FL, Special
Assessment, "B", 5.625%, 2014                                                      935,000                  954,168
Preserve at Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                                        45,000                   44,964
Renaissance Community Development District, FL, Special
Assessment, "B", 6.25%, 2008                                                       120,000                  120,754
Tuscany Reserve Community Development District, FL, Special
Assessment, "B", 5.25%, 2016                                                       180,000                  182,007
Washington County, PA, Redevelopment Authority (Victory Centre
Project), "A", 5.45%, 2035                                                         120,000                  122,287
                                                                                                       ------------
                                                                                                       $  6,383,995
-------------------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                   $ 1,005,000             $  1,074,295
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                               1,655,000                  373,169
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                                    4,000,000                  273,840
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                                    2,000,000                   73,320
District of Columbia, Tobacco Settlement, 6.25%, 2024                              385,000                  409,763
District of Columbia, Tobacco Settlement, Capital
Appreciation, "A", 0%, 2046                                                      2,215,000                  210,336
Golden State Tobacco Securitization Corp., California Tobacco
Settlement Rev., Asset Backed, "A-1", 5%, 2033                                     245,000                  242,207
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 5.125%, 2047                                                    250,000                  247,775
Guam Economic Development Authority, 5%, 2022                                       85,000                   85,450
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                        615,000                  626,580
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                            415,000                  437,182
New Jersey Tobacco Settlement Authority, 5.75%, 2012 (c)                           660,000                  706,490
New Jersey Tobacco Settlement Financing Corp., "1-A",
5%, 2041                                                                           500,000                  487,340
Northern Tobacco Securitization Corp., AK, Asset Backed, "A",
5%, 2046                                                                           455,000                  441,464
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2036                               1,035,000                  205,841
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2041                                 825,000                  122,141
South Carolina Tobacco Settlement Authority Rev., "B",
6.375%, 2028                                                                       500,000                  535,440
Washington Tobacco Settlement Authority, 6.5%, 2026                                 70,000                   76,695
                                                                                                       ------------
                                                                                                       $  6,629,328
-------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.6%
-------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA,
6.5%, 2016                                                                     $   235,000             $    270,765
New Jersey Turnpike Authority Rev., "C", ETM, MBIA,
6.5%, 2016 (c)                                                                      80,000                   92,925
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation, "B", AMBAC, 0%, 2018                                                 750,000                  431,865
San Joaquin Hills, CA, Transportation Corridor Agency, Toll
Road Rev., ETM, 0%, 2009 (c)                                                     1,000,000                  939,750
                                                                                                       ------------
                                                                                                       $  1,735,305
-------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009 (c)                                                                $ 1,000,000             $  1,057,180
New Jersey Economic Development Authority Rev., Transportation
Project Sublease, "A", FSA, 6%, 2009 (c)                                           325,000                  340,451
Pennsylvania Turnpike Commission Oil, "A", AMBAC,
5.25%, 2008 (c)                                                                    670,000                  693,926
Pennsylvania Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                                        180,000                  186,133
Pennsylvania Turnpike Commission Oil, "A", ETM, AMBAC,
5.25%, 2018 (c)                                                                  1,150,000                1,185,236
                                                                                                       ------------
                                                                                                       $  3,462,926
-------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.4%
-------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority
Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026                              $ 1,000,000             $  1,025,530
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2011 (c)                                                      1,000,000                1,113,540
Arkansas Technical University Rev., Housing Systems, "N",
AMBAC, 5%, 2036                                                                    165,000                  173,828
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                                       250,000                  251,713
Harrisburg, PA, University of Science, "A", 5.4%, 2016                             150,000                  153,285
Harrisburg, PA, University of Science, "B", 6%, 2036                               350,000                  360,255
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                       1,650,000                1,957,428
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                           215,000                  224,675
Massachusetts Development Finance Agency Rev.
(Boston University), XLCA, 6%, 2059                                              1,250,000                1,536,250
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), "B", 6.625%, 2010 (c)                         100,000                  108,675
Massachusetts Development Finance Agency Rev. (Olin College),
"B", XLCA, 5.25%, 2033                                                           2,000,000                2,126,540
New York Dormitory Authority Rev. (Vassar College),
4.25%, 2039                                                                        240,000                  227,484
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018                                                     1,370,000                1,424,293
Oregon Facilities Authority Rev. (Linfield College), "A",
5%, 2030                                                                           165,000                  170,064
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                                500,000                  540,660
St. Joseph County, IN, Educational Facilities Rev. (University
of Notre Dame), 6.5%, 2026                                                       1,000,000                1,307,330
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                                           435,000                  479,905
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                                        520,000                  572,988
                                                                                                       ------------
                                                                                                       $ 13,754,443
-------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.3%
-------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                $   500,000             $    585,990
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                                       1,000,000                1,054,750
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                                       1,000,000                1,059,220
Maryland Health & Higher Educational Facilities Authority Rev.
(Washington Christian Academy), 5.5%, 2038                                         100,000                  102,242
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                             400,000                  431,876
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                                         205,000                  210,176
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                                   495,000                  524,705
                                                                                                       ------------
                                                                                                       $  3,968,959
-------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.2%
-------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                          $   550,000             $    568,244
-------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 4.8%
-------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                         $ 1,000,000             $  1,005,860
Brazos River Authority, TX, Pollution Control Rev. (TXU
Electric Company), "C", 5.75%, 2036                                                120,000                  123,236
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                     1,600,000                1,705,664
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                                    730,000                  735,052
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                                     1,000,000                1,045,530
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                           1,000,000                1,023,660
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                          565,000                  576,232
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 5.8%, 2022                                                          500,000                  505,935
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC,
4.7%, 2029                                                                         320,000                  328,707
Matagorda County, TX, District Pollution Control Rev. (AEP
Texas Central), "N", AMBAC, 4.4%, 2030                                           1,160,000                1,127,184
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                                        750,000                  773,903
Mecklenburg County, VA, Industrial Development Authority Rev.
(UAE Mecklenburg LP), 6.5%, 2017                                                   700,000                  767,144
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2016                               500,000                  508,225
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                             2,000,000                2,013,200
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                              350,000                  358,134
Sabine River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), "A", 5.5%, 2022                                                     500,000                  509,250
West Feliciana Parish, LA, Pollution Control Rev. (Entergy
Gulf States), 6.6%, 2028                                                         1,665,000                1,672,126
                                                                                                       ------------
                                                                                                       $ 14,779,042
-------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.8%
-------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                           $ 1,500,000             $  1,685,580
California Department of Water Resources Power Supply Rev.,
"A", 5.125%, 2012 (c)                                                              750,000                  809,948
Easley, SC, Utility Rev., Refunding & Improvement, FSA,
5%, 2034                                                                           320,000                  338,643
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                                     2,000,000                2,366,800
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5%, 2020                                                                       7,350,000                8,841,977
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                       750,000                  805,935
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 5.25%, 2019 (u)                                                            3,000,000                3,204,780
                                                                                                       ------------
                                                                                                       $ 18,053,663
-------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 4.8%
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
6.432%, 2016 (n)(v)                                                            $ 1,000,000             $  1,245,100
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                    1,170,000                1,266,314
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                               140,000                  143,612
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)                     5,965,000                7,093,817
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                                  490,000                  516,445
New York Environmental Facilities, 5%, 2016                                        430,000                  440,987
New York Environmental Facilities, ETM, 5%, 2016 (c)                               570,000                  583,617
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                                      2,000,000                2,025,940
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                                        255,000                  273,587
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                                 110,000                  112,485
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2014 (c)                                                                    480,000                  526,075
Westmoreland County, PA, Municipal Authority Services Rev.,
FSA, 5.25%, 2015 (c)                                                               520,000                  573,570
                                                                                                       ------------
                                                                                                       $ 14,801,549
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $294,671,406)                                                  $312,086,761
-------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
-------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.7%, due 4/05/07                     $   100,000             $    100,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 3.77%, due 4/02/07                              197,000                  197,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil
Corp.), 3.75%, due 4/02/07                                                         200,000                  200,000
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), 3.77%, due 4/02/07                                              100,000                  100,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants
Rev., "A", 3.7%, due 4/05/07                                                       100,000                  100,000
Jefferson County, AL, Sewer Rev., Warrants Rev., "B-4",
3.7%, due 4/05/07                                                                  300,000                  300,000
Petersburg, IN, Pollution Control Rev. (Indianapolis Power &
Light Co.), "B", 3.73%, due 4/04/07                                              2,550,000                2,550,000
State of Oregon, "73G", 3.68%, due 4/04/07                                         300,000                  300,000
-------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                   $  3,847,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $298,518,406) (k)                                                  $315,933,761
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.8)%                                                                  (5,719,252)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                    $310,214,509
-------------------------------------------------------------------------------------------------------------------
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of March 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $312,086,761 and 98.78% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,944,923, representing 2.6% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity
FRN           Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-------------------------------------------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
ASSD GTY      Assured Guaranty Insurance Co.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
XLCA          XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax-Exempt Security
SWAP AGREEMENTS AT 3/31/07

                                                                                                    UNREALIZED
                           NOTIONAL                           CASH FLOWS         CASH FLOWS        APPRECIATION
EXPIRATION                  AMOUNT          COUNTERPARTY      TO RECEIVE           TO PAY         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07                USD 6,000,000      Merrill Lynch       7-Day BMA     2.795% (fixed rate)      $36,410

At March 31, 2007, the fund has sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 3/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $298,518,406)              $315,933,761
Cash                                                                    214,711
Receivable for investments sold                                          75,690
Receivable for fund shares sold                                       1,006,006
Interest receivable                                                   4,435,048
Unrealized appreciation on interest rate swap agreements                 36,410
Other assets                                                              8,111
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $321,709,737
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $499,767
Payable for investments purchased                                       230,227
Payable to the holder of the floating rate certificate from
trust assets                                                         10,245,000
Payable for fund shares reacquired                                      245,586
Payable to affiliates
  Management fee                                                          7,636
  Shareholder servicing costs                                            20,900
  Distribution and service fees                                          10,182
  Administrative services fee                                               517
Payable for independent trustees' compensation                           28,449
Payable for interest expense and fees                                    97,172
Accrued expenses and other liabilities                                  109,792
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $11,495,228
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $310,214,509
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $295,034,743
Unrealized appreciation (depreciation) on investments                17,451,765
Accumulated net realized gain (loss) on investments                  (2,557,307)
Accumulated undistributed (distributions in excess of) net
investment income                                                       285,308
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $310,214,509
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    36,241,232
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $248,226,360
  Shares outstanding                                                 29,016,533
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.55
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $8.98
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $26,918,510
  Shares outstanding                                                  3,141,918
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.57
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $35,069,639
  Shares outstanding                                                  4,082,781
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.59
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 3/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
  Interest income                                                    $18,096,163
  Other income                                                             1,901
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $18,098,064
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,701,583
  Distribution and service fees                                        1,269,809
  Shareholder servicing costs                                            354,089
  Administrative services fee                                             64,186
  Independent trustees' compensation                                      13,511
  Custodian fee                                                          130,819
  Shareholder communications                                              36,263
  Auditing fees                                                           44,254
  Legal fees                                                              10,602
  Interest expense and fees                                              462,670
  Miscellaneous                                                          101,539
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,189,325
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (13,920)
  Reduction of expenses by investment adviser                           (775,058)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,400,347
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $14,697,717
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $682,382
  Swap transactions                                                      110,887
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                       $793,269
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(339,494)
  Swap transactions                                                     (193,145)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                    $(532,639)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                        $260,630
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $14,958,347
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 3/31
                                                               ----------------------------------------
                                                                        2007                       2006
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $14,697,717                $14,460,172
Net realized gain (loss) on investments                              793,269                    629,325
Net unrealized gain (loss) on investments                           (532,639)                (2,743,791)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $14,958,347                $12,345,706
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(11,328,364)              $(11,422,176)
  Class B                                                         (1,227,213)                (1,578,544)
  Class C                                                         (1,360,395)                (1,359,481)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(13,915,972)              $(14,360,201)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(2,410,081)               $(6,094,125)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(1,367,706)               $(8,108,620)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           311,582,215                319,690,835
At end of period (including undistributed net investment
income of $285,308 and accumulated distributions in
excess of net investment income of $126,026)                    $310,214,509               $311,582,215
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                      YEARS ENDED 3/31
                                             ---------------------------------------------------------------------------------
                                                    2007               2006             2005             2004             2003

Net asset value, beginning of period               $8.53              $8.58            $8.70            $8.54            $8.32
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                          $0.42(z)           $0.41            $0.42            $0.41            $0.41
Net realized and unrealized gain (loss)
on investments                                      0.00(w)(z)        (0.06)           (0.13)            0.17             0.25
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.42              $0.35            $0.29            $0.58            $0.66
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.40)            $(0.40)          $(0.41)          $(0.42)          $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.55              $8.53            $8.58            $8.70            $8.54
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          5.00               4.18             3.49             6.94             8.00
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.19               1.17             1.04             1.04             1.05
Expenses after expense reductions (f)               0.94               0.92             0.79             0.88             0.90
Expenses after expense reductions and
excluding interest expense and fees (f)(l)          0.79               0.81             0.79             0.88             0.90
Net investment income                               4.91(z)            4.71             4.90             4.80             4.85
Portfolio turnover                                    10                  9                8                9               13
Net assets at end of period (000 Omitted)       $248,226           $240,212         $241,850         $264,797         $274,442
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                      YEARS ENDED 3/31
                                             ---------------------------------------------------------------------------------
                                                    2007               2006             2005             2004             2003

Net asset value, beginning of period               $8.54              $8.59            $8.72            $8.55            $8.33
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                          $0.36(z)           $0.34            $0.36            $0.35            $0.35
Net realized and unrealized gain (loss)
on investments                                      0.00(w)(z)        (0.05)           (0.14)            0.18             0.24
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.36              $0.29            $0.22            $0.53            $0.59
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.33)            $(0.34)          $(0.35)          $(0.36)          $(0.37)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $8.57              $8.54            $8.59            $8.72            $8.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          4.34               3.40             2.60             6.27             7.19
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.95               1.92             1.79             1.79             1.80
Expenses after expense reductions (f)               1.70               1.67             1.54             1.63             1.65
Expenses after expense reductions and
excluding interest expense and fees (f)(l)          1.55               1.56             1.54             1.63             1.65
Net investment income                               4.16(z)            3.96             4.15             4.05             4.10
Portfolio turnover                                    10                  9                8                9               13
Net assets at end of period (000 Omitted)        $26,919            $36,752          $43,930          $52,594          $59,591
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                          YEARS ENDED 3/31
                                                    --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003

Net asset value, beginning of period                     $8.56           $8.61           $8.73           $8.56           $8.34
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.36(z)        $0.35           $0.36           $0.35           $0.35
Net realized and unrealized gain (loss)
on investments                                            0.01(z)        (0.06)          (0.13)           0.18            0.24
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.37           $0.29           $0.23           $0.53           $0.59
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.34)         $(0.34)         $(0.35)         $(0.36)         $(0.37)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.59           $8.56           $8.61           $8.73           $8.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                4.34            3.41            2.72            6.27            7.18
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.94            1.92            1.79            1.79            1.80
Expenses after expense reductions (f)                     1.69            1.67            1.54            1.63            1.65
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                          1.54            1.56            1.54            1.63            1.65
Net investment income                                     4.16(z)         4.09            4.15            4.05            4.10
Portfolio turnover                                          10               9               8               9              13
Net assets at end of period (000 Omitted)              $35,070         $34,618         $33,911         $37,508         $39,420
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Certain self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. At March 31, 2007, the value of bonds transferred to the trust was $22,659,257. The fund's payable to the holder of the floating rate certificate from trust assets was $10,245,000. The weighted average interest rate on the floating rate certificates issued by the trust was 3.98%. For the year ended March 31, 2007, interest expense and fees in connection with self-deposited inverse floaters was $462,670. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

As a result of the change in estimate for the amortization of premium and accretion of discount on certain debt securities, interest income has been increased by $933,492, with a corresponding reduction to net unrealized appreciation (depreciation).

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions declared to shareholders is as follows:

                                               3/31/07             3/31/06

Ordinary income (including any short-
term capital gains)                            $24,400                 $--
Tax-exempt income                           13,891,572          14,360,201
--------------------------------------------------------------------------
Total distributions                        $13,915,972         $14,360,201

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07

          Cost of investments                           $287,503,025
          ----------------------------------------------------------
          Gross appreciation                             $21,533,454
          Gross depreciation                              (3,347,718)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $18,185,736
          Undistributed tax-exempt income                 $1,462,420
          Capital loss carryforwards                      (3,323,431)
          Other temporary differences                     (1,144,959)

As of March 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              3/31/12                                    $(3,323,431)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended March 31, 2007, this waiver amounted to $773,447 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $38,270 for the year ended March 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $607,993
Class B                             0.75%              0.25%              1.00%             1.00%             313,683
Class C                             0.75%              0.25%              1.00%             1.00%             348,133
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,269,809

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended March
    31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2007, were as follows:

                                     AMOUNT

              Class A               $45,914
              Class B               $58,195
              Class C                $3,885

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2007, the fee was $257,937, which equated to 0.0834% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $74,985. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended March 31, 2007 was equivalent to an annual effective rate of 0.0207% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,929. This amount is included in independent trustees' compensation for the year ended March 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $28,254 at March 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended March 31, 2007, the fee paid to Tarantino LLC was $2,036. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,611, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $32,952,431 and $39,653,722, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     3/31/07                           3/31/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    4,077,868       $34,806,575       3,325,237       $28,649,761
  Class B                                      277,826         2,379,647         537,071         4,625,461
  Class C                                      673,589         5,779,551         633,255         5,472,817
----------------------------------------------------------------------------------------------------------
                                             5,029,283       $42,965,773       4,495,563       $38,748,039

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      732,144        $6,262,765         734,629        $6,332,181
  Class B                                       74,877           641,277          90,476           781,204
  Class C                                      103,647           890,072         104,388           902,609
----------------------------------------------------------------------------------------------------------
                                               910,668        $7,794,114         929,493        $8,015,994

Shares reacquired
  Class A                                   (3,968,355)     $(33,877,957)     (4,066,222)     $(34,988,521)
  Class B                                   (1,515,106)      (12,956,565)     (1,435,040)      (12,389,239)
  Class C                                     (738,293)       (6,335,446)       (634,387)       (5,480,398)
----------------------------------------------------------------------------------------------------------
                                            (6,221,754)     $(53,169,968)     (6,135,649)     $(52,858,158)

Net change
  Class A                                      841,657        $7,191,383          (6,356)          $(6,579)
  Class B                                   (1,162,403)       (9,935,641)       (807,493)       (6,982,574)
  Class C                                       38,943           334,177         103,256           895,028
----------------------------------------------------------------------------------------------------------
                                              (281,803)      $(2,410,081)       (710,593)      $(6,094,125)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended March 31, 2007, the fund's commitment fee and interest expense on the line of credit were $1,885 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Fund (one of the portfolios constituting MFS Municipal Series Trust) (the "Trust") as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Income Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 14, 2007

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of May 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------                ---------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School (education),
                                                                          Senior Lecturer (since 2006);
                                                                          Secretary of Economic Affairs, The
                                                                          Commonwealth of Massachusetts
                                                                          (January 2002 to December 2002);
                                                                          Fidelity Investments, Vice Chairman
                                                                          (June 2000 to December 2001);
                                                                          Fidelity Management & Research
                                                                          Company (investment adviser),
                                                                          President (March 1997 to July 2001);
                                                                          Bell Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since April
                                                                          2001); Portman Limited (mining),
                                                                          Director (since 2005); Encinitos
                                                                          Ventures (private investment
                                                                          company), Principal (1997 to April
                                                                          2001); Lincoln Electric Holdings,
                                                                          Inc. (welding equipment
                                                                          manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health care
                                                                          companies), Managing General Partner
                                                                          (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant to
                                                                          investment company industry (since
                                                                          2000); TT International Funds
                                                                          (mutual fund complex), Trustee (2000
                                                                          until 2005); Hillview Investment
                                                                          Trust II Funds (mutual fund
                                                                          complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005); John
                                                                          Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock Group
                                                                          of Funds, Vice President and Chief
                                                                          Compliance Officer (September 2004
                                                                          to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May 2005
                                                                          to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock Advisers,
                                                                          LLC, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005); John Hancock
                                                                          Group of Funds, Senior Vice
                                                                          President, Secretary and Chief Legal
                                                                          Officer (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm), Associate
                                                                          (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             Effective April 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                             JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741              One Chase Manhattan Plaza
                                                        New York, NY 10081

PORTFOLIO MANAGER                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Geoffrey Schechter                                      Deloitte & Touche
                                                        200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 99.82% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of
Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended March 31, 2007 and 2006, audit fees billed to the Funds by Deloitte were as follows:

                                                       Audit Fees
      FEES BILLED BY DELOITTE:                    2007           2006
                                                  ----           ----
      MFS Alabama Municipal Bond Fund            36,794         32,954
      MFS Arkansas Municipal Bond Fund           36,794         32,954
      MFS California Municipal Bond Fund         36,794         32,954
      MFS Florida Municipal Bond Fund            36,794         32,954
      MFS Georgia Municipal Bond Fund            36,794         32,954
      MFS Maryland Municipal Bond Fund           36,794         32,954
      MFS Massachusetts Municipal Bond Fund      36,794         32,954
      MFS Mississippi Municipal Bond Fund        36,794         32,954
      MFS Municipal Income Fund                  40,191         36,117
      MFS New York Municipal Bond Fund           36,794         32,954
      MFS North Carolina Municipal Bond Fund     36,794         32,954
      MFS Pennsylvania Municipal Bond Fund       36,794         32,954
      MFS South Carolina Municipal Bond Fund     36,794         32,954
      MFS Tennessee Municipal Bond Fund          36,794         32,954
      MFS Virginia Municipal Bond Fund           36,794         32,954
      MFS West Virginia Municipal Bond Fund      36,794         32,954
                                               --------       --------
      TOTAL                                    $592,101       $530,427

For the fiscal years ended March 31, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
       To MFS Alabama
       Municipal Bond Fund                 0              0           5,427          9,550           379           514
       To MFS Arkansas
       Municipal Bond Fund                 0              0           5,427          9,550           379           519
       To MFS California
       Municipal Bond Fund                 0              0           5,427          9,550           379           548
       To MFS Florida
       Municipal Bond Fund                 0              0           5,427          9,550           379           514
       To MFS Georgia
       Municipal Bond Fund                 0              0           5,427          9,550           379           511
       To MFS Maryland
       Municipal Bond Fund                 0              0           5,427          9,550           379           520
       To MFS Massachusetts
       Municipal Bond Fund                 0              0           5,427          9,550           379           532
       To MFS Mississippi
       Municipal Bond Fund                 0              0           5,427          9,550           379           514
       To MFS Municipal
       Income Fund                         0              0           5,479          9,550           379           539
       To MFS New York
       Municipal Bond Fund                 0              0           5,427          9,550           379           524
       To MFS North Carolina
       Municipal Bond Fund                 0              0           5,427          9,550           379           543
       To MFS Pennsylvania
       Municipal Bond Fund                 0              0           5,427          9,550           379           516
       To MFS South Carolina
       Municipal Bond Fund                 0              0           5,427          9,550           379           522
       To MFS Tennessee
       Municipal Bond Fund                 0              0           5,427          9,550           379           518
       To MFS Virginia
       Municipal Bond Fund                 0              0           5,427          9,550           379           539
       To MFS West Virginia
       Municipal Bond Fund                 0              0           5,427          9,550           379           520
  TOTAL FEES BILLED BY DELOITTE
       TO ABOVE FUNDS:                    $0             $0          $86,884       $152,800        $6,064         $8,393
       To MFS and MFS Related
       Entities of MFS Alabama
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Arkansas
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS California
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Florida
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Georgia
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Maryland
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS
       Massachusetts Municipal
       Bond Fund*                       695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS
       Mississippi Municipal
       Bond Fund*                       695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Municipal
       Income Fund*                     695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS New York
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS North
       Carolina Municipal Bond Fund*    695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS
       Pennsylvania Municipal
       Bond Fund*                       695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS South
       Carolina Municipal Bond Fund*    695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Tennessee
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS Virginia
       Municipal Bond Fund*             695,825        931,475          0              0           443,805       469,531
       To MFS and MFS Related
       Entities of MFS West
       Virginia Municipal Bond Fund*    695,825        931,475          0              0           443,805       469,531

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                         2007                         2006
                                         ----                         ----

       To MFS Alabama Municipal
       Bond Fund, MFS and MFS          1,293,014                    1,518,665
       Related Entities#

       To MFS Arkansas
       Municipal Bond Fund,            1,293,014                    1,518,670
       MFS and MFS Related
       Entities#

       To MFS California
       Municipal Bond Fund,            1,293,014                    1,518,699
       MFS and MFS Related
       Entities#

       To MFS Florida
       Municipal Bond Fund,            1,293,014                    1,518,665
       MFS and MFS Related
       Entities#

       To MFS Georgia
       Municipal Bond Fund,            1,293,014                    1,518,662
       MFS and MFS Related
       Entities#

       To MFS Maryland
       Municipal Bond Fund,            1,293,014                    1,518,671
       MFS and MFS Related
       Entities#

       To MFS Massachusetts
       Municipal Bond Fund,            1,293,014                    1,518,683
       MFS and MFS Related
       Entities#

       To MFS Mississippi
       Municipal Bond Fund,            1,293,014                    1,518,665
       MFS and MFS Related
       Entities#

       To MFS Municipal
       Income Fund, MFS                1,293,066                    1,518,690
       and MFS Related Entities#


       To MFS New York
       Municipal Bond Fund,            1,293,014                    1,518,675
       MFS and MFS Related
       Entities#

       To MFS North Carolina
       Municipal Bond Fund,            1,293,014                    1,518,694
       MFS and MFS Related
       Entities#

       To MFS Pennsylvania
       Municipal Bond Fund,            1,293,014                    1,518,667
       MFS and MFS Related
       Entities#

       To MFS South Carolina
       Municipal Bond Fund,            1,293,014                    1,518,673
       MFS and MFS Related
       Entities#

       To MFS Tennessee
       Municipal Bond Fund,            1,293,014                    1,518,669
       MFS and MFS Related
       Entities#

       To MFS Virginia
       Municipal Bond Fund,            1,293,014                    1,518,690
       MFS and MFS Related
       Entities#

       To MFS West Virginia
       Municipal Bond Fund,            1,293,014                    1,518,671
       MFS and MFS Related
       Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
# This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:
To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date:   May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal
                          Executive Officer)

Date:    May 14, 2007


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal
                          Financial Officer and Accounting Officer)

Date:    May 14, 2007

* Print name and title of each signing officer under his or her signature.